UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1027

Name of Registrant:	Vanguard World Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	September 1, 2005 - February 28, 2006

Item 1:	Reports to Shareholders

Vanguard® U.S. Growth Fund

› SemiAnnual Report

February 28, 2006

>	Vanguard U.S. Growth Fund returned nearly 9% for the fiscal half-year ended February 28, 2006.

>	The fund’s return surpassed those of the average large-cap growth fund, the benchmark index, and the broad U.S. stock market by comfortable margins.

>	Holdings in the information technology and financials sectors were the most valuable contributors to performance. The consumer discretionary and consumer staples sectors detracted from performance.

Contents
Your Fund's Total Returns	1
Chairman's Letter	2
Advisors' Report	6
Fund Profile	9
Performance Summary	10
Financial Statements	11
About Your Fund's Expenses	21
Trustees Renew Advisory Agreements	23
Glossary	24

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Year Ended February 28, 2006
Total Return

Vanguard U.S. Growth Fund

Investor Shares	8.8%

Admiral™ Shares[1]	8.9

Russell 1000 Growth Index	5.1

Average Large-Cap Growth Fund[2]	6.4

Dow Jones Wilshire 5000 Index	6.7

Your Fund’s Performance at a Glance:
January 31, 2005–January 31, 2006

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains

Vanguard U.S. Growth Fund

Investor Shares	$16.77	$18.21	$0.035	$0.000

Admiral Shares	43.47	47.18	0.178	0.000

1	A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.
2	Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

Vanguard U.S. Growth Fund returned 8.8% for Investor Shares and 8.9% for Admiral Shares in the six months ended February 28, 2006. In a stock-market environment in which small-capitalization stocks generally outperformed large-caps and large-cap growth issues struggled, your fund profited from excellent stock selection by its two investment advisors.

The tables on page 1 provide details about the total returns (capital change plus reinvested dividends) for your fund and its comparative standards, as well as about the fund’s share price and distributions during the period.

Stock markets rose worldwide, with the biggest gains overseas

During the first half of the 2006 fiscal year, global stock markets reprised patterns that have characterized the investment environment in recent years: reasonably strong returns from the broad U.S. market, better performance from that market’s smaller companies, and a powerful rally in international stocks.

Returns were particularly strong in the Pacific region, where the Japanese stock market and economy appear to have awakened from a 15-year slumber.

Unusual interest rate pattern reflected two views of inflation

In the U.S. bond market, long-term interest rates held relatively steady, while short-term rates rose sharply, in some cases

2

exceeding those of longer-term securities. This unusual interest rate dynamic put pressure on the broad fixed income market, although it enhanced the returns of the shortest-term securities, such as 3-month U.S. Treasury bills.

The rapid rise in short-term rates reflects the Federal Reserve Board’s efforts to defuse any near-term inflationary threats. From June 2004 through January of this year, the Fed boosted its target for short-term rates from 1.00% to 4.50% in 14 separate actions. The relative stability of long-term rates is consistent with Fed comments and the market consensus that long-term inflationary pressures in the economy remain contained.

Tech and financials holdings drove the fund’s success

In the six months ended February 28, the fund’s advisors, AllianceBernstein L.P. (formerly Alliance Capital Management L.P.) and William Blair & Company, L.L.C., generated strong returns by working to identify large-cap growth stocks with sustainable competitive advantages.

The majority of the fund’s gain was earned in the first half of the period, as the stock market advanced broadly on generally positive news about the economy and corporate earnings. During these three months, the Investor Shares gained 6.8 percentage points of their 8.8% return. From December through February, ambiguous economic reports and rising interest rates muffled stock gains.

Market Barometer	Average Annual Total Returns Periods Ended February 28, 2006
	Six Months	One Year	Five Years[1]

Stocks

Russell 1000 Index (Large-caps)	6.2%	9.8%	3.0%

Russell 2000 Index (Small-caps)	10.2	16.6	10.4

Dow Jones Wilshire 5000 Index (Entire market)	6.7	10.8	4.1

MSCI All Country World Index ex USA (International)	17.1	21.1	9.5

Bonds

Lehman Aggregate Bond Index (Broad taxable market)	-0.1%	2.7%	5.4%

Lehman Municipal Bond Index	1.0	3.9	5.5

Citigroup 3-Month Treasury Bill Index	1.8	3.3	2.2

CPI

Consumer Price Index	1.2%	3.6%	2.5%

1 Annualized

3

The fund’s holdings in information technology—its largest sector, averaging roughly a third of assets—provided the largest contribution to return for the half-year. The generally strong results in this group were accentuated by the excellent performances of Apple Computer and Google. In addition, the fund’s semiconductor makers, which included sizable holdings Broadcom and Marvell Technology, turned in impressive gains, as intense demand in that business led to rising earnings.

The fund also benefited from its overweighted position in the financials sector, where several key holdings had excellent results. Leading contributors were Goldman Sachs and Legg Mason; the latter purchased Citigroup’s asset management business in December.

The fund’s consumer-oriented selections were among its weakest performers, as it did not hold some of the strongest stocks from the consumer discretionary and consumer staples sectors. Of the stocks they did hold, a number—most notably education company Apollo Group—turned in lackluster results. Stock selection was also disappointing in the health care sector, which accounted for about one-quarter of assets on average.

To learn more about the fund’s positioning and performance during the period, please see the Advisors’ Report, which begins on page 6.

Don’t change your plan to match market trends

Trends in the financial markets, much like trends anywhere else, can change quickly. Large-cap growth stocks are a good example: They soared in the late 1990s,

Fund Assets Managed	February 28, 2006
	$ Million	Percentage

AllianceBernstein L.P.	$4,264	67%

William Blair & Company, L.L.C	1,910	30

Cash Investments[1]	161	3

Total	$6,335	100%

1	These short-term reserves are invested by Vanguard in equity index products to simulate investment in stocks. Each advisor may also maintain a modest cash position.

4

then fell from favor during the stock-market downturn in the early years of the new millennium. In their place, small-cap stocks rose to prominence and have dominated the return charts for the last few years. So are large-cap growth stocks forever destined to play second fiddle? The history of the stock market’s cycles suggests not, although the very same history teaches us that it’s impossible to know when the trend will change.

In the midst of the market’s uncertainties and shifting preferences, how should you respond? In most cases, the answer is to stay the course, remembering three basic investment principles: balance, diversification, and low costs. Maintaining an appropriate asset allocation and resisting the urge to change your portfolio can go a long way toward helping you achieve your long-term goals. The U.S. Growth Fund—with its focus on high-quality, growth-oriented businesses—can serve well as part of the stock portion of a balanced, diversified portfolio.

Thank you for placing your confidence in Vanguard.

Sincerely,

John J. Brennan
Chairman and Chief Executive Officer
March 13, 2006

Annualized Expense Ratios1
Your fund compared with its peer group

	Investor Shares	Admiral Shares	Average Large-Cap Growth Fund

U.S. Growth Fund	0.59%	0.36%	1.46%

1	Fund expense ratios reflect the six months ended February 28, 2006. Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2005.

5

Advisors’ Report

During the six months ended February 28, 2006, the Investor Shares of Vanguard U.S. Growth Fund returned 8.8%, and the lower-cost Admiral Shares returned 8.9%. This performance reflects the combined results for your fund’s two independent advisors. The use of multiple advisors provides exposure to distinct, yet complementary, investment approaches, enhancing the diversification of your fund.

The advisors, the percentage of fund assets each managed, and a brief description of their investment strategies are presented in the table on page 8. The advisors have prepared discussions of the investment environment and of how their portfolio positioning reflects this assessment.

AllianceBernstein L.P.

Portfolio Manager:
Alan Levi, Senior Vice President

The fundamental environment in the market over the six months was generally strong in terms of both economic expansion and corporate profits. Although we remain optimistic about the prospects for economic growth and corporate profits, we do believe that the economy is going through a shift. For some time, we have anticipated a transition toward a slower, more sustainable pace of expansion, a view based on the maturing of the business cycle, now entering its fourth year. Contributing to this transition are the impact of monetary policy restraint and rising energy costs, with their attendant constraint on consumer spending. In addition, global economic growth rates appear to be converging, as the deceleration of the U.S. expansion is offset by moderately improved growth projections for Western Europe and Japan. At the same time, corporate profits are strong and corporate liquidity is at record levels. Considering all these factors, we expect in the coming year to witness a shift in the pattern of domestic growth, with a slowdown in consumption partially offset by strength in capital investment and exports.

With the pace of expansion likely to moderate in coming months, we anticipate that corporate profit growth will slow. In this context, we expect earnings growth to become a stronger determinant of individual stock performance than has been the case over the past several years.

Accordingly, our focus continues to be on bottom-up fundamentals. We seek to own a portfolio of companies that have strong business franchises, sustainable competitive advantages, and superior

6

growth prospects. Reflecting this, the companies held in the Alliance portion of the fund have achieved average compound growth of revenues per share of 14.1% over the past five years, half again the 9.4% rate of the Russell 1000 Growth Index and twice that of the S&P 500 Index. Similarly, five-year compound earnings growth was 24.1% for the portfolio, compared with rates of 15.1% for the Russell 1000 Growth Index and 12.1% for the S&P 500.

William Blair & Company, L.L.C.

Portfolio Manager:
John F. Jostrand, CFA, Principal

For the six months ended February 28, 2006, the U.S. stock market experienced gains across the board. Small-capitalization stocks outperformed large-cap issues, with small-cap growth stocks showing the strongest leadership. In the large-cap portion of the market, however, value stocks outpaced growth issues.

The market in general seemed sanguine, reassured by the naming of Ben Bernanke as chairman of the Federal Reserve Board and the sense that we are nearing the end of the Fed’s rate-tightening cycle. Investors expected consumer-related stocks to experience relative weakness because of high oil prices, interest rate hikes, and dwindling opportunities for consumers to leverage against their homes. Retailers in general were modestly softer toward year-end, although January sales were aided by warmer-than-expected weather, which lessened the expected impact of heating bills.

Industrial stocks continued to show strength as demand grew from developing countries such as India and China, which are building larger infrastructures for their growing economies. Freight and shipping companies also benefited. Some industrial stocks got a boost from the demand for products and services to rebuild hurricane-devastated areas along the Gulf coast.

One of the more notable trends during the six months was the resurgence of technology stocks. Aside from a brief spike in 2003, technology issues in general have been weak since the market bubble burst in 2000. Now, however, capital expenditures show signs of increasing, an indication that corporations will be looking to upgrade outdated systems. This could mean growth for the tech sector.

The recent economic environment provided an exceptional opportunity for strong earnings growth and high corporate profitability. In an environment so benign, there has been little to delineate the mediocre companies from the great ones.

7

As a result, we believe that higher-quality large-capitalization stocks now offer significant opportunities for growth at historically low valuations.

As the economic cycle matures into a phase of slower growth, companies with strong managements that have demonstrated experience in controlling margins and appropriately deploying capital in a tougher environment are likely to become increasingly attractive. We continue to find opportunities for quality growth investments across the board, particularly in the information technology and health care sectors.

Vanguard U.S. Growth Fund Investment Advisors

Investment Advisors	Fund Assets Managed (%)	Investment Strategy

AllianceBernstein L.P.	67	Uses a fundamentally based, research-driven approach
		to large-capitalization growth investing. The advisor
		seeks to build a diversified portfolio of successful,
		well-managed companies with sustainable competitive
		advantages and superior prospects for growth not fully
		reflected in relative valuation.

William Blair & Company, L.L.C	30	Uses a fundamental investment approach in pursuit of
		superior long-term investment results from growth-
		oriented companies with leadership positions and
		strong market presence.

Cash Investments[1]	3	—

1	These short-term reserves are invested by Vanguard in equity index products to simulate investment in stocks. Each advisor may also maintain a modest cash position.

8

Fund Profile
As of February 28, 2006

Portfolio Characteristics	Fund	Comparative Index[1]	Broad Index[2]
Number of Stocks	75	634	4,970
Median Market Cap	$45.9B	$44.8B	$27.0B
Price/Earnings Ratio	23.6x	21.4x	19.8x
Price/Book Ratio	4.0x	4.2x	2.9x
Yield		1.1%	1.7%
Investor Shares	0.3%
Admiral Shares	0.5%
Return on Equity	17.0%	20.2%	17.2%
Earnings Growth Rate	22.5%	16.8%	9.9%
Foreign Holdings	9.0%	0.0%	2.4%
Turnover Rate	43%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.59%[3]
Admiral Shares	0.36%[3]
Short-Term Reserves	2%	—	—

Sector Diversification (% of portfolio)	Fund	Comparative Index[1]	Broad Index[2]
Consumer Discretionary	10%	14%	12%
Consumer Staples	3	12	8
Energy	5	3	9
Financials	16	7	22
Health Care	21	19	13
Industrials	7	14	11
Information Technology	35	27	16
Materials	1	2	3
Telecommunication Services	0	1	3
Utilities	0	1	3
Short-Term Reserves	2%	—	—

Volatility Measures	Fund	Comparative Index[1]	Fund	Broad Index[2]
R-Squared	0.89	1.00	0.81	1.00
Beta	1.07	1.00	1.02	1.00

Ten Largest Holdings[4] (% of total net assets)
QUALCOMM Inc.	communications equipment	3.5%
The Goldman Sachs Group, Inc.	investment banking and brokerage	3.3
Legg Mason Inc.	asset management and custody banks	3.2
Google Inc.	internet software and services	3.1
UnitedHealth Group Inc.	managed healthcare	2.9
Schlumberger Ltd.	oil and gas equipment and services	2.9
Danaher Corp.	industrial machinery	2.8
WellPoint Inc.	managed healthcare	2.7
Broadcom Corp.	semiconductors	2.4
Apple Computer, Inc.	computer hardware	2.3
Top Ten		29.1%

Investment Focus

1	Russell 1000 Growth Index.
2	Dow Jones Wilshire 5000 Index.
3	Annualized.
4	“Ten Largest Holdings” excludes any temporary cash investments and equity index products. See page 24 for a glossary of investment terms.

9

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 31, 2000–February 28, 2006

[Dark Gray] - U.S. Growth Fund Investor Shares
[Light Gray} - Russell 1000 Growth Index

Average Annual Total Returns: Periods Ended December 31, 2005
his table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

Investor Shares	1/6/1959	11.15%	-8.04%	3.16%	0.46%	3.62%

Admiral Shares	8/13/2001	11.38	-1.18[2]	—	—	—

1	Six months ended February 28, 2006.
2	Return since inception. Note: See Financial Highlights tables on pages 16 and 17 for dividend and capital gains information.

10

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Shares	Market Value• ($000)
Common Stocks (96.4%)[1]
Consumer Discretionary (10.3%)
Lowe's Cos., Inc.	1,888,933	128,787
Centex Corp.	1,257,600	85,026
Lennar Corp. Class A	1,139,600	68,216
NIKE, Inc. Class B	633,865	55,007
Home Depot, Inc.	1,280,700	53,981
Marriott International, Inc. Class A	688,465	47,091
* Bed Bath & Beyond, Inc.	1,298,315	46,791
* Kohl's Corp.	857,564	41,257
Staples, Inc.	1,244,155	30,532
Johnson Controls, Inc.	398,125	28,374
Pulte Homes, Inc.	651,900	25,039
* Apollo Group, Inc. Class A	494,305	24,409
D. R. Horton, Inc.	537,133	18,322
Consumer Staples (3.0%)		652,832
The Procter & Gamble Co.	1,096,100	65,689
Walgreen Co.	1,252,990	56,209
PepsiCo, Inc.	853,340	50,441
Whole Foods Market, Inc.	289,400	18,487
Energy (4.4%)	190,826
Schlumberger Ltd.	1,589,770	182,824
Baker Hughes, Inc.	636,500	43,263
Suncor Energy, Inc.	577,175	43,144
* Nabors Industries, Inc.	175,400	11,568
Financials (15.5%)		280,799
The Goldman Sachs Group, Inc.	1,477,140	208,705
Legg Mason Inc.	1,565,700	204,465
American International Group, Inc.	2,013,600	133,623
Citigroup, Inc.	2,657,100	123,210
Merrill Lynch & Co., Inc.	893,608	68,995
Charles Schwab Corp.	4,111,075	66,640
JPMorgan Chase & Co.	1,231,000	50,643
SLM Corp.	871,014	49,134
Capital One Financial Corp.	441,965	38,716
State Street Corp.	616,600	38,525
Health Care (21.4%)		982,656
Biotechnology (5.2%)
* Genentech, Inc.	1,485,500	127,293
* Amgen, Inc.	1,459,795	110,200
* Gilead Sciences, Inc.	1,060,100	66,012
* MedImmune Inc.	719,795	26,265

Health Care Equipment & Supplies (4.8%)
* Alcon, Inc.	1,001,900	115,379
Medtronic, Inc.	1,931,316	104,195
* St. Jude Medical, Inc.	1,814,500	82,741

Health Care Providers & Services (7.3%)
UnitedHealth Group Inc.	3,161,411	184,089
* WellPoint Inc.	2,188,372	168,045
* Caremark Rx, Inc.	2,227,945	110,840

11

	Shares	Market Value• ($000)
Pharmaceuticals (4.1%)
Teva Pharmaceutical Industries Ltd.Sponsored ADR	3,451,000	144,907
Sanofi-Aventis ADR	1,293,070	55,124
Eli Lilly & Co.	527,200	29,323
Merck & Co., Inc.	504,900	17,601
Schering-Plough Corp.	571,060	10,565
Industrials (6.6%)		1,352,579
Danaher Corp.	2,965,891	179,674
General Electric Co.	2,416,700	79,437
United Technologies Corp.	777,600	45,490
The Boeing Co.	613,900	44,624
3M Co.	481,070	35,402
Rockwell Automation, Inc.	450,910	30,738
Information Technology (34.1%)		415,365
Communications Equipment (6.7%)
QUALCOMM Inc.	4,747,975	224,152
* Juniper Networks, Inc.	5,528,700	101,673
* Corning, Inc.	3,974,465	97,016

Computers & Peripherals (6.2%)
* Apple Computer, Inc.	2,155,100	147,711
* EMC Corp.	10,075,210	141,253
* Dell Inc.	1,901,545	55,145
* Network Appliance, Inc.	1,384,400	45,907

Internet Software & Services (6.4%)
* Google Inc.	547,200	198,426
* eBay Inc.	2,897,800	116,086
* Yahoo! Inc.	2,918,125	93,555

IT Services (3.3%)
Paychex, Inc.	1,538,666	61,624
Infosys Technologies Ltd. ADR	851,935	60,317
First Data Corp.	1,140,275	51,461
Accenture Ltd.	1,182,515	38,621

Semiconductors & Semiconductor Equipment (7.9%)
* Broadcom Corp.	3,388,650	152,794
* Marvell Technology Group Ltd.	2,067,100	126,548
* Advanced Micro Devices, Inc.	2,843,000	109,939
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,669,029	64,890
Linear Technology Corp.	1,228,156	45,270

Software (3.6%)
Microsoft Corp.	3,440,789	92,557
SAP AG ADR	1,685,655	86,137
Adobe Systems, Inc.	1,311,315	50,643
Materials (1.1%)		2,161,725
Praxair, Inc.	1,293,030	69,798

Exchange-Traded Fund (0.0%)
[2] Vanguard Growth VIPERs	3,100	169
Total Common Stocks (Cost $4,893,940)		6,106,749

Temporary Cash Investments (4.4%)[1]
Money Market Fund (4.0%)
[3] Vanguard Market Liquidity Fund, 4.511%	258,069,555	258,070
	Face Amount ($000)
U.S. Agency Obligation (0.4%)
[4] Federal National Mortgage Assn [5] 4.419%, 4/12/06	23,900	23,776
Total Temporary Cash Investments (Cost $281,848)		281,846
Total Investments (100.8%) (Cost $5,175,788)		6,388,595
Other Assets and Liabilities (-0.8%)
Other Assets—Note C		94,429
Liabilities		(147,858)
		(53,429)
Net Assets (100%)		6,335,166

12

At February 28, 2006, net assets consisted of:6

Amount ($000)

Paid-in Capital	12,154,103

Overdistributed Net Investment Income	(13,870)

Accumulated Net Realized Losses	(7,017,469)

Unrealized Appreciation (Depreciation)

Investment Securities	1,212,807

Futures Contracts	(405)

Net Assets	6,335,166

Investor Shares—Net Assets

Applicable to 274,268,654 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	4,994,359

Net Asset Value Per Share—
Investor Shares	$18.21

Admiral Shares—Net Assets

Applicable to 28,421,626 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	1,340,807

Net Asset Value Per Share—
Admiral Shares	$47.18

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.9% and 1.9%, respectively, of net assets. See Note E in Notes to Financial Statements.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
5	Securities with a value of $23,776,000 have been segregated as initial margin for open futures contracts.
6	See Note E in Notes to Financial Statements for the tax-basis components of net assets. ADR—American Depositary Receipt.

13

Statement of Operations

Six Months Ended February 28, 2006
($000)

Investment Income

Income

Dividends[1]	17,401

Interest[1]	5,707

Security Lending	2

Total Income	23,110

Expenses

Investment Advisory Fees—Note B

Basic Fee	4,661

Performance Adjustment	1,009

The Vanguard Group—Note C

Management and Administrative

Investor Shares	9,365

Admiral Shares	880

Marketing and Distribution

Investor Shares	679

Admiral Shares	158

Custodian Fees	40

Shareholders' Reports

Investor Shares	85

Admiral Shares	1

Trustees' Fees and Expenses	4

Total Expenses	16,882

Expenses Paid Indirectly—Note D	(304)

Net Expenses	16,578

Net Investment Income	6,532

Realized Net Gain (Loss)

Investment Securities Sold(1)	142,735

Futures Contracts	17,328

Realized Net Gain (Loss)	160,063

Change in Unrealized Appreciation (Depreciation)

Investment Securities	358,468

Futures Contracts	(7,427)

Change in Unrealized Appreciation (Depreciation)	351,041

Net Increase (Decrease) in Net Assets Resulting from Operations	517,636

1	Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $1,000, $5,219,000, and $0, respectively.

14

Statement of Changes in Net Assets

	Six Months Ended Feb. 28, 2006 ($000)	Year Ended Aug. 31, 2005 ($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	6,532	20,242

Realized Net Gain (Loss)	160,063	177,386

Change in Unrealized Appreciation (Depreciation)	351,041	760,390

Net Increase (Decrease) in Net Assets Resulting from Operations	517,636	958,018

Distributions

Net Investment Income

Investor Shares	(9,864)	(15,120)

Admiral Shares	(4,703)	(4,423)

Realized Capital Gain

Investor Shares	—	—

Admiral Shares	—	—

Total Distributions	(14,567)	(19,543)

Capital Share Transactions—Note G

Investor Shares	(265,211)	(1,455,206)

Admiral Shares	237,801	49,555

Net Increase (Decrease) from Capital Share Transactions	(27,410)	(1,405,651)

Total Increase (Decrease)	475,659	(467,176)

Net Assets

Beginning of Period	5,859,507	6,326,683

End of Period[1]	6,335,166	5,859,507

1	Including overdistributed net investment income of ($13,870,000) and ($5,835,000).

15

Financial Highlights

U.S. Growth Fund Investor Shares

	Six Months Ended Feb. 28,	Year Ended August 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$16.77	$14.39	$14.00	$12.92	$18.00	$49.26

Investment Operations

Net Investment Income	.013	.040[1]	.028	.040	.031	.039

Net Realized and Unrealized Gain (Loss) on Investments	1.462	2.385	.409	1.082	(5.075)	(23.799)

Total from Investment Operations	1.475	2.425	.437	1.122	(5.044)	(23.760)

Distributions

Dividends from Net Investment Income	(.035)	(.045)	(.047)	(.042)	(.036)	(.050)

Distributions from Realized Capital Gains	—	—	—	—	—	(7.450)

Total Distributions	(.035)	(.045)	(.047)	(.042)	(.036)	(7.500)

Net Asset Value, End of Period	$18.21	$16.77	$14.39	$14.00	$12.92	$18.00

Total Return	8.80%	16.86%	3.11%	8.73%	-28.09%	-54.07%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$4,994	$4,848	$5,503	$5,892	$5,472	$9,681

Ratio of Total Expenses to Average Net Assets[2]	0.59%[3]	0.55%	0.53%	0.55%	0.50%	0.44%

Ratio of Net Investment Income to Average Net Assets	0.16%[3]	0.30%[1]	0.19%	0.32%	0.20%	0.13%

Portfolio Turnover Rate	43%[3]	38%	71%	47%	53%	135%

1	Net investment income per share and the ratio of net investment income to average net assets include $.017 and 0.11%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
2	Includes performance-based investment advisory fee increases (decreases) of 0.03%, (0.02%), (0.03%), (0.02%), 0.00%, and 0.00%.
3	Annualized.

16

U.S. Growth Fund Admiral Shares

	Six Months Ended Feb. 28,	Year Ended August 31,				Aug. 13[1] to Aug. 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$43.47	$37.29	$36.28	$33.46	$46.59	$50.00

Investment Operations

Net Investment Income	.094	.226[2]	.147	.164	.168	.022

Net Realized and Unrealized Gain (Loss) on Investments	3.794	6.163	1.052	2.811	(13.167)	(3.432)

Total from Investment Operations	3.888	6.389	1.199	2.975	(12.999)	(3.410)

Distributions

Dividends from Net Investment Income	(.178)	(.209)	(.189)	(.155)	(.131)	—

Distributions from Realized Capital Gains	—	—	—	—	—	—

Total Distributions	(.178)	(.209)	(.189)	(.155)	(.131)	—

Net Asset Value, End of Period	$47.18	$43.47	$37.29	$36.28	$33.46	$46.59

Total Return	8.95%	17.16%	3.29%	8.95%	-27.99%	-6.82%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$1,341	$1,012	$824	$1,071	$1,069	$262

Ratio of Total Expenses to Average Net Assets[3]	0.36%[4]	0.32%	0.32%	0.37%	0.36%	0.38%[4]

Ratio of Net Investment Income to Average Net Assets	0.39%[4]	0.53%[2]	0.40%	0.50%	0.37%	0.35%[4]

Portfolio Turnover Rate	43%[4]	38%	71%	47%	53%	135%

1	Inception.
2	Net investment income per share and the ratio of net investment income to average net assets include $.045 and 0.11%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
3	Includes performance-based investment advisory fee increases (decreases) of 0.03%, (0.02%), (0.03%), (0.02%), 0.00%, and 0.00%.
4	Annualized. See accompanying notes, which are an integral part of the financial statements.

17

Notes to Financial Statements

Vanguard U.S. Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard World Funds. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2.     Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.     Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5.     Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

18

6.     Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     AllianceBernstein L.P. and William Blair & Company, L.L.C., each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee for AllianceBernstein L.P. is subject to quarterly adjustments based on performance for the preceding three years relative to the Russell 1000 Growth Index. The basic fee for William Blair & Company is subject to quarterly adjustments based on performance since June 1, 2004, relative to the Russell 1000 Growth Index.

The Vanguard Group manages the cash reserves of the portfolio on an at-cost basis.

For the six months ended February 28, 2006, the aggregate investment advisory fee represented an effective annual basic rate of 0.15% of the fund’s average net assets before an increase of $1,009,000 (0.03%) based on performance.

C.     The Vanguard Group furnishes at cost corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2006, the fund had contributed capital of $728,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.73% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

D.     The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended February 28, 2006, these arrangements reduced the fund’s expenses by $304,000 (an annual rate of 0.01% of average net assets).

E.     Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2005, the fund had available realized losses of $7,169,803,000 to offset future net capital gains of $3,610,329,000 through August 31, 2010, $2,548,333,000 through August 31, 2011,

19

$887,490,000 through August 31, 2012, and $123,651,000 through August 31, 2013. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At February 28, 2006, net unrealized appreciation of investment securities for tax purposes was $1,212,807,000, consisting of unrealized gains of $1,346,738,000 on securities that had risen in value since their purchase and $133,931,000 in unrealized losses on securities that had fallen in value since their purchase.

At February 28, 2006, the aggregate settlement value of open futures contracts expiring through March 2006 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	237	75,982	758

E-mini NASDAQ 100 Index	1,685	56,431	(1,381)

E-mini S&P 500 Index	450	28,854	218

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F.     During the six months ended February 28, 2006, the fund purchased $1,277,829,000 of investment securities and sold $1,306,936,000 of investment securities other than temporary cash investments.

G.     Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2006		Year Ended August 31, 2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)

Investor Shares

Issued	444,384	24,942	701,277	44,965

Issued in Lieu of Cash Distributions	9,625	531	14,787	918

Redeemed	(719,220)	(40,364)	(2,171,270)	(139,231)

Net Increase (Decrease)—Investor Shares	(265,211)	(14,891)	(1,455,206)	(93,348)

Admiral Shares

Issued	326,609	7,066	489,787	11,743

Issued in Lieu of Cash Distributions	4,305	92	4,233	102

Redeemed	(93,113)	(2,010)	(444,465)	(10,662)

Net Increase (Decrease)—Admiral Shares	237,801	5,148	49,555	1,183

20

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

1.     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

2.     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended February 28, 2006

U.S. Growth Fund	Beginning Account Value 8/31/2005	Ending Account Value 2/28/2006	Expenses Paid During Period[1]

Based on Actual Fund Return

Investor Shares	$1,000.00	$1,087.96	$3.05

Admiral Shares	1,000.00	1,089.46	1.87

Based on Hypothetical 5% Yearly Return

Investor Shares	$1,000.00	$1,021.87	$2.96

Admiral Shares	1,000.00	1,023.01	1.81

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

1	The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.59% for Investor Shares and 0.36% for Admiral Shares. The dollar amounts shown as “Expenses Paid”are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

21

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the current fund prospectus.

22

Trustees Renew Advisory Agreements

The board of trustees of Vanguard U.S. Growth Fund has renewed the fund’s investment advisory agreements with AllianceBernstein L.P. and William Blair & Company, L.L.C. The board determined that the retention of these advisors was in the best interests of the fund and its shareholders.

The board based its decision upon its most recent evaluation of each advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the agreements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management over both short- and long-term periods and took into account the organizational depth and stability of each advisor. The board concluded that AllianceBernstein, founded in 1971, is among the nation’s leading global investment management firms. The fund is managed by a team of seven portfolio managers with an average of roughly 20 years experience. The firm has advised the fund since 2001.

The board concluded that the fund’s other advisor, William Blair & Company, is known for its independence and commitment to value investing. William Blair & Company was founded in 1935 and has advised a portion of the U.S. Growth Fund since 2004. The board concluded that William Blair & Company continues to employ a sound process. The board also noted that the firm has a deep and talented pool of investment professionals, consisting of 31 portfolio managers averaging over 25 years of experience.

The board concluded that each advisor’s experience, stability, and performance, among other factors, warranted continuation of the advisory agreements.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the advisors have carried out the fund’s investment strategy in disciplined fashion, and that while performance results have been disappointing on a long-term basis, the fund has been competitive versus its benchmark and its average peer fund in the more recent past. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was far below the average expense ratio charged by funds in its peer group. The fund’s advisory fees were also well below the peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section, which also includes information about the advisory fee rate. The board did not consider profitability of AllianceBernstein or William Blair & Company in determining whether to approve the advisory fees, because both firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedules. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The advisory agreements will continue for one year and are renewable by the fund’s board after that for successive one-year periods.

23

Glossary

Beta.     A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate.     The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio.     The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings.     The percentage of a fund’s equity assets represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap.     An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio.     The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio.     The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared.     A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity.     The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves.     The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate.     An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield.     A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

24

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954 Chairman of the Board, Chief Executive Officer, and Trustee since May 1987 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive Officer, and Director/ Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

IndependentTrustees

Charles D. Ellis
Born 1937 Trustee since January 2001 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945 Trustee since December 2001[2] 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005); Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen
Born 1950 Trustee since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/ consumer products); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952 Trustee since December 2004 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam Investment Management (1999–2001), Sanlam, Ltd. (South African insurance company) (2001–2003), Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com (investment research) (1999–2001); and Trustee of Commonfund (investment management) (1989–2001).

Alfred M. Rankin, Jr.
Born 1941 Trustee since January 1993 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson
Born 1936 Trustee since April 1985 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956 Secretary since July 2005 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group since November 1997; General Counsel of The Vanguard Group since July 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957 Treasurer since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

Vanguard Senior Management Team

R. Gregory Barton
Mortimer J. Buckley
James H. Gately
Kathleen C. Gubanich
F. William McNabb, III
Michael S. Miller
Ralph K. Packard
George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974-1996

1	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.
More information about the trustees is in the Statement of Additional Information, available from Vanguard.

P.O. Box 2600 Valley Forge, PA 19482-2600

Connect with Vanguard ™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard.com, Admiral, Connect with
Vanguard, and the ship logo are trademarks of
Direct Investor Account Services > 800-662-2739	The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone > 800-952-3335	respective owners.

All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

This material may be used in conjunction	You can obtain a free copy of Vanguard's proxy voting
with the offering of shares of any Vanguard	guidelines by visiting our website, www.vanguard.com,
fund only if preceded or accompanied by	and searching for "proxy voting guidelines," or by calling
the fund's current prospectus	Vanguard at 800-662-2739. They are also available from
the SEC's website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies
for securities it owned during the 12 months ended June
30. To get the report, visit either www.vanguard.com or
www.sec.gov.

You can review and copy information about your fund
at the SEC's Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC's website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q570 042006

 Vanguard® International Growth Fund

> Semiannual Report

February 28, 2006

> Vanguard International Growth Fund performed well in a period whose performance was driven by expanding economies in emerging markets and Japan.

> The fund outperformed both its target benchmark and the average return among peer funds.

> The fund selected well among companies that are located in, or benefit from, emerging markets.

Contents
Your Fund's Total Returns	1
Chairman's Letter	2
Advisors' Report	6
Fund Profile	9
Performance Summary	11
Financial Statements	12
About Your Fund's Expenses	26
Trustees Renew Advisory Agreements	28
Glossary	30

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended February 28, 2006

Total Return
Vanguard International Growth Fund
Investor Shares	16.5%
Admiral™ Shares[1]	16.5
MSCI EAFE Index	15.1
Average International Fund[2]	14.9
MSCI All Country World Index ex USA	17.1

Your Fund’s Performance at a Glance
August31, 2005–February 28, 2006

			Distributions Per Share
	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains

Vanguard International Growth Fund

Investor Shares	$19.83	$22.37	$0.370	$0.315

Admiral Shares	63.15	71.17	1.288	1.002

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.
2 Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

The past six months have seen a continuation of outsized returns outside the United States, with the growing economies of emerging markets leading the way. The dollar generally gained against foreign currencies, dampening returns for U.S. investors somewhat. (A strengthening U.S. dollar means that assets priced in other currencies can be converted into fewer dollars.)

Vanguard International Growth Fund gained 16.5% for the fiscal half-year, ahead of both the average return among its peer funds and that of its benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index. The fund’s relative strength reflected its holdings in emerging markets (which are not included in the benchmark) and its Japanese stocks, as well as shrewd stock selection in select industries such as financials and industrials. The fund’s return was slightly below that of the MSCI All Country World Index ex USA, which had a smaller exposure to weaker-performing economies in Europe.

Stock markets rose worldwide, with the biggest gains overseas

During the first half of the 2006 fiscal year, global stock markets reprised patterns that have characterized the investment environment in recent years: reasonably strong returns from the broad U.S. market, better performance from that market’s smaller companies, and a powerful rally in international stocks. Returns were

2

particularly strong in the Pacific region, where the Japanese stock market and economy appear to have awakened from a 15-year slumber.

Unusual interest rate patterns reflected two views of inflation

In the U.S. bond market, long-term interest rates held relatively steady, while short-term rates rose sharply, in some cases exceeding those of longer-term securities. This unusual interest rate dynamic put pressure on the broad fixed income market, although it enhanced the returns of the shortest-term securities, such as 3-month U.S. Treasury bills.

The rapid rise in short-term rates reflects the Federal Reserve Board’s efforts to defuse any near-term inflationary threats. From June 2004 through January 2006, the Fed boosted its target for short-term rates to 4.50% from 1.00% in 14 separate actions. The relative stability of long-term rates is consistent with Fed comments and the market consensus that long-term inflationary pressures in the economy remain contained.

Emerging markets continue to power international returns

Emerging markets enjoyed robust economic growth and exceptional stock market performance, benefiting from both strong exports and spending by increasing numbers of domestic consumers. Your

Market Barometer

	Total Returns Periods Ended February 28, 2006
	Six Months	One Year	Five Years[1]

Stocks

MSCI All Country World Index ex USA (International)	17.1%	21.1%	9.5%

Russell 1000 Index (Large-caps)	6.2	9.8	3.0

Russell 2000 Index (Small-caps)	10.2	16.6	10.4

Dow Jones Wilshire 5000 Index (Entire market)	6.7	10.8	4.1

Bonds

Lehman Aggregate Bond Index (Broad taxable market)	-0.1%	2.7%	5.4%

Lehman Municipal Bond Index	1.0	3.9	5.5

Citigroup 3-Month Treasury Bill Index	1.8	3.3	2.2

CPI

Consumer Price Index	1.2%	3.6%	2.5%

1 Annualized.

3

fund tapped these trends by leaning toward emerging markets when selecting technology, banking, and energy stocks. An example of each, respectively: Samsung Electronics of South Korea, Unibanco-Uniao de Bancos Brasileiros, and Petróleo Brasileiro—all top-performing stocks during the half-year. The fund also selected developed-market companies that are benefiting from growth in emerging markets, such as British retailers that have set up shop in far-flung locations, Swedish engineering firms, and Japanese tech companies.

On an absolute basis, the fund’s greatest gains came from Japan, where the portfolio had a 20% weighting. The country benefited from strong export markets and the release of pent-up demand among its cautious consumers.

Top performances came from a wide range of stocks, including Canon, Mitsubishi Estate, and East Japan Railway. The fund’s largest country weighting was the United Kingdom, whose gains were disappointing as consumer spending slowed in that country.

Among sectors, the fund enjoyed double-digit gains in seven of ten industry groups, with the highest performances coming from financial stocks. The fund’s top-ten performing stocks included two Japanese financial companies and banks in Germany and Brazil. Only one sector produced a negative return: telecommunications. As in the United States, this sector struggled with overcapacity and an ever-changing competitive landscape as telephone, Internet, cable, and wireless providers compete and converge.

Annualized Expense Ratios1
Your fund compared with its peer group

	Investor Shares	Admiral Shares	Average International Fund
International Growth Fund	0.56%	0.36%	1.65%

Fund Assets Managed

	February 28, 2006
	$ Million	Percentage

Schroder Investment Management North America Inc.	$8,505	68%

Baillie Gifford Overseas Ltd.	3,665	29

Cash Investments[2]	300	3

Total	$12,470	100%

1 Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2005.
2 These short-term reserves are invested by Vanguard in equity index products to simulate investment in stocks. Each advisor also may maintain a modest cash position.

4

Relative to the fund’s MSCI EAFE benchmark, the fund picked up its greatest performance edge via stock selections in the energy sector. The fund’s holdings added nearly 2 percentage points to its return, compared with a negative return for the energy stocks in the benchmark. The fund lost ground by being underweighted among materials and commodities companies, which are booming in the face of Sino-Indian growth.

The fund’s strong performance is a tribute to the disciplined approaches of its two investment advisors: Schroder Investment Management North America, which has managed the fund since its 1981 inception, and Baillie Gifford, which joined the fund in 2003. Both select stocks based on the long-term outlook for each holding, not on what will happen in a six-month window. The fund has a long-term record of meeting its objective of capturing growth abroad for fund investors.

Don’t change your plan based on investment trends

There was a time not too long ago when the conventional wisdom was that large-capitalization U.S. stocks were the only investments you needed to own. The leading U.S. companies had somehow been declared the winners in the 1990s, and venturing overseas was seen as a willful disregard of the obvious.

As the past five years have shown, the markets have a way of upending conventional wisdom, knocking down a new idea each time it gains wide currency. That is why at Vanguard, we counsel investors to build a diversified portfolio that reflects their appetite for risk, their time horizon, and their investment goals. Such a portfolio of stocks, bonds, and cash should be rebalanced periodically to maintain its allocations, notwithstanding shifts in the conventional wisdom.

Thank you for placing your confidence in us.

Sincerely,

John J. Brennan
Chairman and Chief Executive Officer
March 13, 2006

5

Advisors’ Report

During the fiscal half-year ended February 28, 2006, Vanguard International Growth Fund returned 16.5%. This performance reflects the combined efforts of your fund’s two independent advisors. The use of more than one advisor provides exposure to distinct, yet complementary, investment approaches, enhancing the fund’s diversification. The advisors, the percentage of fund assets each manages, and a brief description of their investment strategies are presented in the table below. Each advisor has also prepared a discussion of the investment environment that existed during the first half of the fiscal year and of the portfolio’s positioning.

Schroder Investment Management
North America, Inc.

Portfolio Managers:
Virginie Maisonneuve, CFA,
Executive Director
Matthew Dobbs, Executive Director

International equity markets performed well in the six-month period, despite some concerns over economic growth, persistently high oil and gas prices, and rising U.S. interest rates. Investors’ confidence was bolstered by the economic resilience of what have been the world’s two major growth engines—U.S. consumers and China. China’s growing presence on the global landscape has also helped support growth in the Pacific region and has acted as a deflationary force in keeping down the prices of goods. Japan

Vanguard International Growth Fund Investment Advisors

Investment Advisors	Fund Assets Managed (%)	Investment Strategy

Schroder Investment Management	68	Regional equity analysts in 11 countries generate
North America Inc.		ideas, which are overlaid with the perspectives of
		an international team consisting of global sector and
		regional specialists. This knowledge matrix provides
		a framework for identifying reasonably priced
		companies with strong growth prospects and a
		sustainable competitive advantage.

Baillie Gifford Overseas Ltd.	29	The advisor seeks stocks that can generate above-
		average growth in earnings and cash flow, producing
		a bottom-up, stock-driven approach to country and
		asset allocation. An in-depth view on each company
		is measured against the consensus view, leading to
		discrepancies and potential opportunities to add value.

Cash Investments[1]	3

1 These short-term reserves are invested by Vanguard in equity index products to simulate investment in stocks. Each advisor may also maintain a modest cash position.

6

was one of the best-performing markets in the period, largely on the back of domestic demand-driven growth. Emerging markets performed well overall, with companies in countries such as South Korea benefiting from strong domestic demand and improved global competitiveness, while those in South America benefited from demand for oil and better economic conditions. The United Kingdom was weak in relative terms, as sluggish consumer spending continued to dampen sentiment.

Our portfolio has overweight positions in emerging markets, industrials, and energy, while maintaining a defensive stance with an overweight in consumer staples. This reflects the portfolio’s exposure to what we see as the most attractively priced quality growth companies with strong competitive advantages, such as South Korea’s Daewoo Shipbuilding & Marine Engineering, which is benefiting from strong demand for carriers of liquefied natural gas. Our overweight in energy includes companies such as Petróleo Brasileiro, Suncor, and BG Group. We have a slightly underweight exposure overall to the financials sector, but we like selected European companies, such as Deutsche Bank, which should benefit from “normalizing” Eurozone interest rates. We also favor Japanese companies, such as ORIX and Mitsubishi UFJ Financial Group, based on the outlook for continued improving loan growth as the country’s economy strengthens.

We believe the current environment warrants a cautiously optimistic approach. We expect the global economy to slow down this year, but believe that a marginal rebalancing of global economic growth will help alleviate some of the headwinds facing markets. In particular, stronger domestic demand growth in non-U.S. economies should help offset a slowdown in the United States, where a cooling housing market and higher interest rates could weigh more heavily on homeowners. Moreover, we believe that the strength of the global corporate sector should help compensate for any slowdown in consumer spending. Finally, as global growth becomes scarcer, we believe that investments in quality, large-capitalization growth stocks at reasonable prices should outperform the broader market.

Baillie Gifford Overseas Ltd.

Portfolio Manager:
James K. Anderson, Deputy Chief
Investment Officer

International markets remained strong over the fiscal period, despite signs of increasing nervousness as interest rates continued to rise. The U.S. dollar lost some of its buoyancy as we entered 2006, which helped returns; but the Japanese market was the real star, turning in one of the world’s top performances during 2005. Investors were impressed by the country’s stronger growth, but were particularly excited by signs that the dead hand of deflation was loosening its grip.

7

This was good news for Japanese companies that own plenty of assets or for financial businesses that find a little inflation acts as a welcome lubricant. Despite the current attractions of such businesses, however, we find that most of these firms lack longer-term appeal.

We continue to be encouraged by the performance of the industrials (especially, capital goods) and materials sectors. We believe that the creation of modern industrial economies in China and India, with the consequent effects on the prosperity of commodity producers in Brazil, Russia, and elsewhere, will remain the major drivers of growth for years to come.

The portfolio was well-positioned to take advantage of this trend as a result of its heavy exposure to the industrials (i.e., capital goods), energy, and materials sectors, and, conversely, its aversion to utilities, health care (i.e., pharmaceuticals), and financials.

Our main changes were to increase our emerging market exposure by investing in Taiwan and adding to our Russian holdings. The portfolio’s industrials weighting rose—largely because of performance—and we reduced our exposure to consumer-driven and telecommunication services businesses.

Looking ahead, we think that while stock markets have done well, earnings have too, so valuations have not risen very much and still look reasonable. Investors seem nervous, however. In this environment, reversion to the mean is widely anticipated. This has created some interesting opportunities as long-term growth prospects are still undervalued and companies that can sustain their earnings growth are denied the valuation premium they deserve.

There are signs that markets are due for a period of nervous jitters, as investors itch to realize unbanked profits. On the whole, the fundamentals do not justify these fears (although some industrial commodity prices do look high). We are confident that pursuing our strategy will prove advantageous once confidence reasserts itself.

8

Fund Profile
As of February 28, 2006

Portfolio Characteristics

	Fund	Comparative Index[1]	Broad Index[2]
Number of Stocks	150	1,133	2,041
Turnover Rate	54%3	—	—
Expense Ratio		—	—
Investor Shares	0.563
Admiral Shares	0.363
Short-Term Reserves	1%	—	—

Sector Diversification (% of portfolio)

	Fund	Comparative Index[1]	Broad Index[2]
Consumer Discretionary	11%	12%	11%
Consumer Staples	9	8	7
Energy	11	9	10
Financials	26	28	28
Health Care	6	8	7
Industrials	16	10	10
Information Technology	8	6	7
Materials	5	8	9
Telecommunication Services	5	6	6
Utilities	2	5	5
Short-Term Reserves	1%	—	—

Volatility Measures

	Fund	Comparative Index[1]	Fund	Broad Index[2]
R-Squared	0.97	1.00	0.97	1.00
Beta	0.99	1.00	0.95	1.00

Ten Largest Holdings4 (% of total net assets)

Tesco PLC	food and staples retailing	2.4%
BG Group PLC	oil gas and consumable fuels	2.2
Petroleo Brasileiro Series A ADR	integrated oils and gas	2.2
Allied Irish Banks PLC	commercial banks	1.8
Deutsche Bank AG	capital markets	1.8
Royal Bank of Scotland Group PLC	commercial banks	1.6
Mitsubishi UFJ Financial Group	commercial banks	1.6
Rio Tinto PLC	metals and mining	1.6
Novartis AG (Registered)	pharmaceuticals	1.5
Suez SA	multi-utilities	1.5
Top Ten		18.2%

Allocation by Region (% of portfolio)

1 MSCI EAFE Index.
2 MSCI All Country World Index ex USA.
3 Annualized.
4 "Ten Largest Holdings" excludes any temporary cash investments and equity index products.

9

Country Diversification (% of portfolio)

	Fund[1]	Comparative Index[2]	Broad Index[3]
Europe
United Kingdom	24%	24%	19%
France	11	9	8
Switzerland	6	7	6
Germany	6	7	6
Ireland	3	1	1
Sweden	3	2	2
Spain	2	4	3
Belgium	1	1	1
Greece	1	1	1
Netherlands	1	3	3
Austria	0	1	0
Denmark	1	1	1
Finland	0	1	1
Italy	0	4	3
Norway	0	1	1
Subtotal	59%	67%	56%
Pacific
Japan	20%	25%	21%
Australia	3	5	4
Hong Kong	1	2	1
Singapore	1	1	1
Subtotal	25%	33%	27%
Emerging Markets
South Korea	4%	—	2%
Brazil	3	—	2
India	1	—	1
Indonesia	1	—	0
Taiwan	1	—	2
South Africa	1	—	1
Mexico	0	—	1
China	1	—	1
Russia	1	—	1
Subtotal	13%	—	11%
North America
Canada	2%	—	6%
Short-Term Reserves	1%	—	—
Total	100%	100%	100%

1 Country percentages exclude currency contracts held by the fund.
2 MSCI EAFE Index.
3 MSCI All Country World Index ex USA.
  See page 30 for a glossary of investment terms.

10

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 31, 1995–February 28, 2006

Average Annual Total Returns: Periods Ended December 31, 2005
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

Investor Shares[2]	9/30/1981	15.00%	4.16%	5.59%	1.46%	7.05%

Admiral Shares[2]	8/13/2001	15.21	9.40[3]	—	—	—

1 Six months ended February 28, 2006.
2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.
3 Since inception.
  Note: See Financial Highlights tables on pages 19 and 20 for dividend and capital gains information.

11

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Shares	Market Value• ($000)
Common Stocks (96.3%)[1]
Argentina (0.3%)
Tenaris SA ADR	256,000	40,998

Australia (3.0%)
Macquarie Infrastucture Group	31,397,896	81,190
BHP Billiton Ltd.	4,504,600	81,095
Westpac Banking Corp., Ltd.	3,311,000	57,847
Woodside Petroleum Ltd.	1,536,000	46,130
Woolworths Ltd.	2,553,143	34,788
James Hardie Industries NV	4,405,000	28,889
^ Macquarie Bank Ltd.	546,000	25,838
Foster's Group Ltd.	5,900,000	23,761
		379,538
Belgium (0.8%)
KBC Bank & Verzekerings Holding	1,000,000	104,410

Brazil (3.3%)
Petroleo Brasileiro ADR	1,721,000	150,656
Petroleo Brasileiro Series A ADR	1,493,200	119,411
Unibanco-Uniao de Bancos Brasileiros SA	5,144,000	89,607
Companhia Vale do Rio Doce ADR	1,203,200	48,970
		408,644
Canada (1.8%)
^ Suncor Energy, Inc.	2,185,000	163,210
Nova Chemicals Corp.	2,061,853	67,058
		230,268
China (0.7%)
China Resources Enterprise Ltd.	24,594,000	53,782
CNOOC Ltd.	44,035,000	36,489
		90,271
Denmark (0.4%)
Danske Bank A/S	1,453,730	51,843

France (10.6%)
^ Suez SA	4,928,400	181,032
Total SA	614,000	154,440
^ L'Oreal SA	1,493,052	132,028
Schneider Electric SA	1,099,000	112,313
^ BNP Paribas SA	1,141,000	105,609
^ Groupe Danone	846,000	97,314
^ Societe Generale Class A	628,465	89,011
^ AXA	2,495,000	88,230
Renault SA	913,180	87,761
^ France Telecom SA	3,566,259	77,921
Essilor International SA	769,900	66,345
^ Imerys SA	601,000	51,341
^ Sanofi-Aventis	501,500	42,696
^ Pernod Ricard SA	220,850	37,800
		1,323,841
Germany (5.9%)
Deutsche Bank AG	2,030,000	224,029
SAP AG	806,705	164,599
^ Siemens AG	1,028,000	94,420

12

	Shares	Market Value• ($000)
^ Porsche AG	56,000	47,171
Celesio AG	501,000	46,602
Bayer AG	1,123,213	45,230
^ Adidas-Salomon AG	205,710	40,216
RWE AG	450,000	38,598
^ Bayerische Motoren Werke AG	649,600	31,264
		732,129
Greece (0.7%)
National Bank of Greece SA	1,658,000	85,184

Hong Kong (0.6%)
Jardine Matheson Holdings Ltd.	2,708,400	47,832
^ Hong Kong Exchanges & Clearing Ltd.	4,790,000	24,452
		72,284
India (1.1%)
*2 Satyam Computer Services Ltd. Warrants Exp. 10/13/10	3,956,000	69,321
*2 State Bank of India Warrants Exp. 1/28/09	2,711,000	54,157
Infosys Technologies Ltd. ADR	179,300	12,694
		136,172
Indonesia (0.7%)
PT Telekomunikasi Indonesia Tbk	64,173,500	42,462
PT Indonesian Satellite Corp Tbk	71,158,500	40,014
		82,476
Ireland (2.9%)
Allied Irish Banks PLC (U.K. Shares)	8,148,843	194,746
Anglo Irish Bank Corp. PLC	8,509,015	139,534
Allied Irish Banks PLC	1,311,160	31,327
		365,607
Israel (0.4%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	1,050,200	44,098

Japan (20.3%)
Mitsubishi UFJ Financial Group	13,540	200,912
Mitsubishi Corp.	7,335,000	170,078
Toyota Motor Corp.	3,134,400	166,986
ORIX Corp.	591,000	155,499
^ Mitsubishi Estate Co., Ltd.	6,719,000	141,610
East Japan Railway Co.	18,648	132,580
Mitsui & Co., Ltd.	9,576,000	130,935
^ Daikin Industries Ltd.	3,863,500	128,480
KDDI Corp.	22,989	118,007
Canon, Inc.	1,818,200	113,453
T & D Holdings, Inc.	1,389,000	103,987
SMC Corp.	557,500	78,706
Sumitomo Electric Industries Ltd.	4,953,000	74,384
* Jupiter Telecommunications Co., Ltd.	102,493	68,778
Japan Tobacco, Inc.	3,864	66,345
Ricoh Co.	3,424,000	63,358
^ Ushio Inc.	2,294,300	56,033
Nitto Denko Corp.	651,000	55,832
Asahi Glass Co., Ltd.	3,937,000	55,568
Sumitomo Realty & Development Co.	2,283,000	53,026
^ Nissan Motor Co., Ltd.	4,608,100	52,868
Mitsui Sumitomo Insurance Co.	4,006,000	52,801
^ Sumitomo Heavy Industries Ltd.	5,223,000	46,682
Hoya Corp.	1,163,200	46,121
Omron Corp.	1,355,500	37,594
^ Yamada Denki Co., Ltd.	348,300	37,292
^ Tokyu Corp.	5,775,000	36,006
^ Daito Trust Construction Co., Ltd.	647,500	30,303

13

	Shares	Market Value• ($000)
^ Koyo Seiko Co., Ltd.	1,547,000	29,286
^ Mitsui OSK Lines Ltd.	3,014,000	21,963
Sysmex Corp.	83,800	3,488
		2,528,961
Mexico (0.3%)
America Movil SA de CV Series L ADR	1,035,000	35,946

Netherlands (0.9%)
Reed Elsevier NV	5,292,000	71,484
Heineken Holding NV	1,221,074	42,485
		113,969
Russia (0.8%)
*^ OAO Gazprom- Sponsored ADR	808,000	68,357
Mobile Telesystems ADR	834,800	30,111
		98,468
Singapore (1.2%)
Singapore Telecommunications Ltd.	35,810,000	57,454
Singapore Press Holdings Ltd.	18,135,000	49,501
Capitaland Ltd.	14,530,000	37,462
		144,417
South Africa (0.6%)
Sasol Ltd.	1,213,037	41,560
MTN Group Ltd.	3,505,000	33,942
		75,502
South Korea (4.0%)
Samsung Electronics Co., Ltd.	238,000	166,856
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	4,779,710	128,571
*2 Samsung Electronics Co., Ltd. GDR	193,300	68,380
* LG. Philips LCD Co., Ltd. ADR	2,751,000	61,017
Hyundai Motor Co. Ltd.	686,000	58,303
Shinsegae Co., Ltd.	47,000	22,274
		505,401
Spain (1.7%)
Iberdrola SA	2,287,000	72,141
Banco Santander Central Hispano SA	4,911,000	71,757
^ Industria de Diseno Textil SA	1,014,284	36,414
^ Banco Popular Espanol SA	2,318,400	31,100
		211,412
Sweden (2.9%)
^ Skandinaviska Enskilda Banken AB A Shares	5,236,000	115,643
Atlas Copco AB A Shares	4,506,390	110,911
Sandvik AB	1,022,400	55,001
Telefonaktiebolaget LM Ericsson AB Class B	12,194,815	41,525
Svenska Handelsbanken AB A Shares	1,373,670	35,724
		358,804
Switzerland (6.1%)
^ Novartis AG (Registered)	3,578,000	192,587
^ Roche Holdings AG	1,126,000	166,401
^ Nestle SA (Registered)	461,000	135,567
Cie. Financiere Richemont AG	1,903,571	82,912
^ UBS AG (Registered)	762,218	81,001
* ABB Ltd.	5,882,780	70,502
Holcim Ltd. (Registered)	450,280	35,470
		764,440
Taiwan (0.7%)
Hon Hai Precision Industry Co., Ltd.	8,054,711	50,932
Taiwan Semiconductor Manufacturing Co., Ltd.	19,270,000	35,706
		86,638
Thailand (0.1%)
Kasikornbank Public Co. Ltd. (Foreign)	3,746,400	6,557

United Kingdom (23.5%)
Tesco PLC	50,711,000	300,027
BG Group PLC	23,138,000	270,571

14

	Shares	Market Value• ($000)
Royal Bank of Scotland Group PLC	6,086,034	203,241
Rio Tinto PLC	4,185,000	196,635
HBOS PLC	8,244,000	153,280
Vodafone Group PLC	74,856,281	143,191
Barclays PLC	11,241,300	131,456
Smith & Nephew PLC	14,365,317	127,641
WPP Group PLC	10,263,000	118,995
^ Royal Dutch Shell PLC Class A	3,494,000	105,349
Rolls-Royce Group PLC	13,225,000	101,493
Smiths Group PLC	6,022,000	98,962
Signet Group PLC	48,521,000	87,590
AstraZeneca Group PLC	1,752,105	80,786
GUS PLC	4,056,000	74,518
Reckitt Benckiser PLC	1,880,000	66,829
Prudential PLC	6,135,644	64,807
Standard Chartered PLC	2,377,000	61,974
Diageo PLC	4,022,000	61,625
Capita Group PLC	7,209,094	59,890
Brambles Industries PLC	8,283,000	59,755
Royal Dutch Shell PLC Class B	1,872,840	58,788
Boots Group PLC	4,474,937	55,557
Burberry Group PLC	6,644,000	53,264
Imperial Tobacco Group PLC	1,360,000	40,835
Carnival PLC	748,030	40,800
Ladbrokes PLC	6,126,000	39,480
Wolseley PLC	1,322,000	32,742
* Cairn Energy PLC	615,558	20,785
Johnson Matthey PLC	749,261	18,750
		2,929,616
Total Common Stocks (Cost $8,770,984)		12,007,894
Temporary Cash Investments (12.6%)[1]
Money Market Fund (12.4%)
3 Vanguard Market Liquidity Fund, 4.511%	467,014,531	467,015
3 Vanguard Market Liquidity Fund, 4.511%—Note G	1,085,323,430	1,085,323
		1,552,338
U.S. Agency Obligation (0.2%)
4 Federal National Mortgage Assn 5 4.419%, 4/12/06	25,000	24,870
Total Temporary Cash Investments (Cost $1,577,211)		1,577,208
Total Investments (108.9%) Cost ($10,348,195)		13,585,102
Other Assets and Liabilities (-8.9%)
Other Assets—Note C		228,491
Security Lending Collateral Payable to Brokers—Note G		(1,085,323)
Other Liabilities		(258,319)
		(1,115,151)
Net Assets (100%)		12,469,951

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At February 28, 2006, net assets consisted of:6

Amount ($000)
Paid-in Capital	8,867,299
Undistributed Net Investment Income	11,132
Accumulated Net Realized Gains	337,891
Unrealized Appreciation
Investment Securities	3,236,907
Futures Contracts	15,609
Foreign Currencies and Forward Currency Contracts	1,113
Net Assets	12,469,951

Investor Shares-Net Assets
Applicable to 423,377,221 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,469,544
Net Asset Value Per Share- Investor Shares	$22.37

Admiral Shares-Net Assets
Applicable to 42,158,546 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,000,407
Net Asset Value Per Share- Admiral Shares	$71.17

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker/dealers. See Note G in Notes to Financial Statements.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.7% and 10.2%, respectively, of net assets. See Note E in Notes to Financial
    Statements.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the aggregate value of these securities was $191,858,000, representing 1.5% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government, If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
5 Securities with a value of $24,870,000 have been segregated as initial margin for open futures contracts.
6 See Note E in Notes to Financial Statements for the tax-basis components of net assets.
    DR-American Depositary Receipt.
    GDR-Global Depositary Receipt.

16

Statement of Operations

Six Months Ended February 28, 2006
($000)

Investment Income

Income

Dividends[1]	98,015

Interest[2]	9,191

Security Lending	1,382

Total Income	108,588

Expenses

Investment Advisory Fees—Note B

Basic Fee	7,435

Performance Adjustment	(633)

The Vanguard Group—Note C

Management and Administrative

Investor Shares	16,579

Admiral Shares	2,333

Marketing and Distribution

Investor Shares	1,123

Admiral Shares	304

Custodian Fees	1,508

Shareholders' Reports

Investor Shares	137

Admiral Shares	2

Trustees' Fees and Expenses	7

Total Expenses	28,795

Expenses Paid Indirectly—Note D	(1,038)

Net Expenses	27,757

Net Investment Income	80,831

Realized Net Gain (Loss)

Investment Securities Sold	489,561

Futures Contracts	52,230

Foreign Currencies and Forward Currency Contracts	(18,124)

Realized Net Gain (Loss)	523,667

Change in Unrealized Appreciation (Depreciation) Investment Securities	1,120,392

Futures Contracts	(1,859)

Foreign Currencies and Forward Currency Contracts	4,938

Change in Unrealized Appreciation (Depreciation)	1,123,471

Net Increase (Decrease) in Net Assets Resulting from Operations	1,727,969

1 Dividends are net of foreign withholding taxes of $3,215,000.
2 Interest income from an affiliated company of the fund was $9,022,000.

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Statement of Changes in Net Assets

	Six Months Ended February 28, 2006 ($000)	Year Ended August 31, 2005 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	80,831	181,705
Realized Net Gain (Loss)	523,667	835,460
Change in Unrealized Appreciation (Depreciation)	1,123,471	918,909
Net Increase (Decrease) in Net Assets Resulting from Operations	1,727,969	1,936,074
Distributions
Net Investment Income
Investor Shares	(151,412)	(132,990)
Admiral Shares	(48,917)	(26,782)
Realized Capital Gain[1]
Investor Shares	(128,905)	—
Admiral Shares	(38,055)	—
Total Distributions	(367,289)	(159,772)
Capital Share Transactions—Note H
Investor Shares	228,680	(91,001)
Admiral Shares	517,672	618,224
Net Increase (Decrease) from Capital Share Transactions	746,352	527,223
Total Increase (Decrease)	2,107,032	2,303,525
Net Assets
Beginning of Period	10,362,919	8,059,394
End of Period[2]	12,469,951	10,362,919

1 Includes fiscal 2006 short-term gain distributions totaling $43,463,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Including undistributed net investment income of $11,132,000 and $132,587,000.

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Financial Highlights

International Growth Fund Investor Shares

For a Share Outstanding	Six Months Ended Feb. 28,	Year Ended August 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$19.83	$16.33	$14.01	$12.97	$15.41	$22.23

Investment Operations

Net Investment Income	.139	.341	.27	.19	.19	.23

Net Realized and Unrealized Gain (Loss)
on Investments	3.086	3.474	2.26	1.03	(2.35)	(5.41)

Total from Investment Operations	3.225	3.815	2.53	1.22	(2.16)	(5.18)

Distributions

Dividends from Net Investment Income	(.370)	(.315)	(.21)	(.18)	(.24)	(.22)

Distributions from Realized Capital Gains (.315)	—	—	—	(.04)	(1.42)

Total Distributions	(.685)	(.315)	(.21)	(.18)	(.28)	(1.64)

Net Asset Value, End of Period	$22.37	$19.83	$16.33	$14.01	$12.97	$15.41

Total Return[1]	16.46%	23.54%	18.14%	9.62%	-14.20%	-24.49%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$9,470	$8,182	$6,797	$5,458	$4,930	$6,447

Ratio of Total Expenses to
Average Net Assets[2]	0.56%[3]	0.60%	0.63%	0.69%	0.67%	0.61%

Ratio of Net Investment Income to
Average Net Assets	1.38%[3]	1.89%	1.69%	1.57%	1.28%	1.19%

Portfolio Turnover Rate	54%[3]	48%	45%	59%	40%	48%

1 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.
2 Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.01%), 0.00%, 0.01%, 0.02%, and 0.01%.
3 Annualized.

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International Growth Fund Admiral Shares

For a Share Outstanding	Six Months Ended Feb. 28,	Year Ended August 31,				Aug. 13[1] to Aug. 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$63.15	$51.96	$44.57	$41.27	$49.02	$50.00

Investment Operations

Net Investment Income	.508	1.222	.93	.681	.677	.07

Net Realized and Unrealized
Gain (Loss) on Investments	9.802	11.063	7.21	3.264	(7.502)	(1.05)

Total from Investment Operations	10.310	12.285	8.14	3.945	(6.825)	(.98)

Distributions

Dividends from Net Investment Income	(1.288)	(1.095)	(.75)	(.645)	(.795)	—

Distributions from Realized Capital Gains (1.002)	—	—	—	(.130)	—

Total Distributions	(2.290)	(1.095)	(.75)	(.645)	(.925)	—

Net Asset Value, End of Period	$71.17	$63.15	$51.96	$44.57	$41.27	$49.02

Total Return[2]	16.53%	23.84%	18.36%	9.80%	-14.12%	-1.96%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$3,000	$2,181	$1,262	$1,044	$895	$495

Ratio of Total Expenses to
Average Net Assets[3]	0.36%[4]	0.40%	0.45%	0.51%	0.54%	0.54%[4]

Ratio of Net Investment Income to
Average Net Assets	1.58%[4]	2.07%	1.86%	1.76%	1.53%	2.50%[4]

Portfolio Turnover Rate	54%[4]	48%	45%	59%	40%	48%

1 Inception.
2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.
3 Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.01%), 0.00%, 0.01%, 0.02%, and 0.01%.
4 Annualized.
  See accompanying Notes, which are an integral part of the Financial Statements.

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Notes to Financial Statements

Vanguard International Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard World Funds. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of United States corporations. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2.     Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m., Eastern time).

Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the asset or liability is settled in cash, when they are recorded as realized foreign currency gains (losses).

3.     Futures and Forward Currency Contracts: The fund uses S&P ASX 200 Index, Dow Jones EURO STOXX 50 Index, FTSE 100 Index, and Topix Index futures contracts to a limited extent, with the objective of maintaining exposure to the European and Pacific stock markets while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary

21

risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

5.     Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6.     Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7.     Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd. each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of each advisor is subject to quarterly adjustments based on performance for the preceding three years relative to the Morgan Stanley Capital International Europe, Australasia, Far East Index.

The Vanguard Group manages the cash reserves of the fund on an at-cost basis.

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For the six months ended February 28, 2006, the aggregate investment advisory fee represented an effective annual basic rate of 0.13% of the fund’s average net assets, before a decrease of $633,000 (0.01%) based on performance.

C.     The Vanguard Group furnishes at cost corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2006, the fund had contributed capital of $1,394,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.40% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

D.     The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2006, these arrangements reduced the fund’s management and administrative expenses by $1,028,000 and custodian fees by $10,000. The total expense reduction represented an effective annual rate of 0.02% of the fund’s average net assets.

E.     Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2006, the fund realized net foreign currency losses of $1,957,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized gains to undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined at the end of each fiscal year and as of October 31 of each year. For tax purposes, at August 31, 2005, the fund had available realized losses of $25,164,000 to offset future net capital gains. The fund used these capital losses to offset net taxable capital gains realized during the period from August 31 to October 31, 2005, reducing the amount of capital gains required to be distributed to shareholders in December 2005.

At February 28, 2006, net unrealized appreciation of investment securities for tax purposes was $3,235,506,000, consisting of unrealized gains of $3,360,531,000 on securities that had risen in value since their purchase and $125,025,000 in unrealized losses on securities that had fallen in value since their purchase.

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At February 28, 2006, the aggregate settlement value of open futures contracts expiring in March 2006 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Dow Jones EURO STOXX 50 Index	2,449	110,332	7,405

FTSE 100 Index	833	84,272	3,571

Topix Index	598	85,635	2,928

S&P ASX 200 Index	276	25,237	1,705

At February 28, 2006, the fund had open forward currency contracts to receive and deliver currencies as follows:

	Contract Amount (000)				Unrealized Appreciation (Depreciation)
Contract Settlement Date	Receive		Deliver		($000)

3/22/2006	EUR	91,470	USD	109,180	(851)

3/22/2006	GBP	48,265	USD	84,531	(962)

3/15/2006	JPY	10,139,089	USD	87,681	2,896

3/22/2006	AUD	34,086	USD	25,309	(421)

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

The fund had net unrealized foreign currency gains of $451,000 resulting from the translation of other assets and liabilities at February 28, 2006.

F.     During the six months ended February 28, 2006, the fund purchased $3,292,624,000 of investment securities and sold $2,893,791,000 of investment securities other than temporary cash investments.

G.     The market value of securities on loan to broker/dealers at February 28, 2006, was $1,026,982,000, for which the fund received cash collateral of $1,085,323,000.

24

H.     Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2006		Year Ended August 31, 2005
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)

Investor Shares

Issued	1,010,161	47,553	1,362,143	73,790

Issued in Lieu of Cash Distributions	271,637	12,831	127,164	7,006

Redeemed[1]	(1,053,118)	(49,536)	(1,580,308)	(84,616)

Net Increase (Decrease)—Investor Shares	228,680	10,848	(91,001)	(3,820)

Admiral Shares

Issued	691,184	10,247	900,641	15,055

Issued in Lieu of Cash Distributions	78,427	1,165	23,476	407

Redeemed[1]	(251,939)	(3,796)	(305,893)	(5,213)

Net Increase (Decrease)—Admiral Shares	517,672	7,616	618,224	10,249

1 Net of redemption fees of $217,000 and $140,000 (fund totals).

25

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended February 28, 2006

International Growth Fund	Beginning Account Value 8/31/2005	Ending Account Value 2/28/2006	Expenses Paid During Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,164.59	$3.01
Admiral Shares	1,000.00	1,165.33	1.93
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.02	$2.81
Admiral Shares	1,000.00	1,023.01	1.81

1	The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.56% for Investor Shares and 0.36% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

26

Note that the expenses shown in the table on the previous page are meant to highlight and help you compare ongoing costs only; they do not include your fund’s low-balance fee or the 2% fee that applies to shares purchased on or after June 27, 2003, and held for less than two months. These fees are fully described in the prospectus. If the fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

27

Trustees Renew Advisory Agreements

The board of trustees of Vanguard International Growth Fund has renewed the fund’s investment advisory agreements with Schroder Investment Management North America Inc. (Schroder Inc.) and Baillie Gifford Overseas Ltd. as well as the sub-advisory agreement with Schroder Investment Management North America Ltd. The board determined that the retention of these advisors was in the best interests of the fund and its shareholders.

The board based its decision upon its most recent evaluation of each advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the agreements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management over both short- and long-term periods and took into account the organizational depth and stability of each advisor. The board concluded that Schroder Inc., a unit of Schroders, plc, founded in 1804, offers a talented investment management team. The firm has advised the fund since its inception in 1981 and continues to employ a sound process, selecting attractive growth stocks from developed and emerging markets. The board also noted that the fund is supported by a worldwide network of analysts, economists, and strategists.

The board concluded that the fund’s other advisor, Baillie Gifford Overseas, is known for the depth of its investment management professionals. Baillie Gifford Overseas is a unit of Baillie Gifford & Co., founded in 1908. The firm has advised a portion of the International Growth Fund since 2003. The board concluded that Baillie Gifford continues to employ a sound process, creating a diversified portfolio of high-quality growth stocks from developed and emerging markets. The board also noted that the Baillie Gifford portfolio’s lead manager, James Anderson, has 21 years of investment management experience and is assisted by a team of 33 investment managers and 13 analysts.

The board concluded that each advisor’s experience, stability, and performance, among other factors, warranted continuation of the advisory agreements.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the advisors have carried out the fund’s investment strategy in disciplined fashion, and that performance results have allowed the fund to remain competitive versus its benchmark and its average peer fund. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was far below the average expense ratio charged by funds in its peer group. The fund’s advisory fees were also well below the peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section, which also includes information about the advisory fee rate. The board did not consider profitability of Schroder Inc. or Baillie Gifford Overseas in determining whether to approve the advisory fees, because both firms are independent of Vanguard, and the advisory fees are the result of arm’s-length negotiations.

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The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedules. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The advisory agreements will continue for one year and are renewable by the fund’s board after that for successive one-year periods.

29

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

R-Squared.     A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954 Trustee since May 1987; Chairman of the Board and Chief Executive Officer 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive Officer, and Director/ Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

IndependentTrustees

Charles D. Ellis
Born 1937 Trustee since January 2001 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945 Trustee since December 2001[2] 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005); Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen
Born 1950 Trustee since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief Global Diversity Officer (since January 2006), Vice President and Chief Information Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952 Trustee since December 2004 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941 Trustee since January 1993 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson
Born 1936 Trustee since April 1985 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956 Secretary since July 2005 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc., since November 1997; General Counsel of The Vanguard Group since July 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957 Treasurer since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

Vanguard Senior Management Team

R. Gregory Barton
Mortimer J. Buckley
James H. Gately
Kathleen C. Gubanich
F. William McNabb, III
Michael S. Miller
Ralph K. Packard
George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974-1996

1	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.
More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600 Valley Forge, PA 19482-2600

Connect with Vanguard ™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard.com, Admiral, Connect with
Vanguard, and the ship logo are trademarks of
Direct Investor Account Services > 800-662-2739	The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone > 800-952-3335	respective owners.

All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

This material may be used in conjunction	You can obtain a free copy of Vanguard's proxy voting
with the offering of shares of any Vanguard	guidelines by visiting our website, www.vanguard.com,
fund only if preceded or accompanied by	and searching for "proxy voting guidelines," or by calling
the fund's current prospectus	Vanguard at 800-662-2739. They are also available from
SEC's website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com or
www.sec.gov.

You can review and copy information about your fund
at the SEC's Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC's website, and you can receive
copies of this information, for a fee, by sending a request
in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q812 042006

Vanguard® FTSE Social Index Fund

› SemiAnnual Report

February 28, 2006

>	Effective December 16, 2005, the Calvert Social Index Fund was renamed Vanguard FTSE Social Index Fund, utilizing a different, though comparable, benchmark index.

>	During the fiscal half-year ended February 28, the fund returned about 7.0%.

>	The fund’s performance was in line with the advances of both its target index and the average large-cap growth fund.

Contents
Your Fund's Total Returns	1
Chairman's Letter	2
Fund Profile	6
Performance Summary	7
Financial Statements	8
About Your Fund's Expenses	22
Glossary	24

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended February 28, 2006
Total Return

Vanguard FTSE Social Index Fund

Investor Shares	6.9%

Institutional Shares[1]	7.0

Spliced Social Index[2]	7.0

Average Large-Cap Growth Fund[3]	6.4

Dow Jones Wilshire 5000 Index	6.7

Your Fund’s Performance at a Glance:
August 31, 2005–February 28, 2006

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains

Vanguard FTSE Social Index Fund

Investor Shares	$8.03	$8.48	$0.10	$0.00

Institutional Shares	8.04	8.49	0.11	0.00

1	This class of shares carries lower expenses and is available for a minimum initial investment of $5 million.
2	The Spliced Social Index captures the performance of the Calvert Social Index through December 16, 2005; the FTSE4Good US Select Index thereafter.
3	Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

During the six months ended February 28, 2006, Vanguard FTSE Social Index Fund—the former Vanguard Calvert Social Index Fund—returned about 7.0%. The fund closely tracked the performance of its target benchmark and outperformed the average large-capitalization growth fund by a small margin. It also bested the Dow Jones Wilshire 5000 Composite Index, a proxy for the broad U.S. stock market (see first table on page 1).

Stock markets rose worldwide, with the biggest gains overseas

During the first half of the 2006 fiscal year, global stock markets reprised patterns that have characterized the investment environment in recent years: reasonably strong returns from the broad U.S. market, better performance from that market’s smaller companies, and a powerful rally in international stocks. Returns were particularly strong in the Pacific region, where the Japanese stock market appears to have awakened from a 15-year slumber.

Unusual interest rate patterns reflected two views of inflation

In the U.S. bond market, long-term interest rates held relatively steady, while short-term rates rose sharply, in some cases slightly exceeding those of longer-term

2

securities. This unusual interest rate dynamic put pressure on the broad fixed income market, although it enhanced the returns of the shortest-term securities, such as 3-month U.S. Treasury bills.

The rapid rise in short-term rates reflects the Federal Reserve Board’s efforts to defuse any near-term inflationary threats. From June 2004 through January of this year, the Fed boosted its target for short-term rates to 4.50% from 1.00% in 14 separate actions. The relative stability of long-term rates is consistent with Fed comments and the market consensus that long-term inflationary pressures in the economy remain contained.

Financials and tech stocks helped drive the fund to a solid return

During the fiscal half-year, the FTSE Social Index Fund achieved returns on par with its target benchmark and slightly ahead of the average large-cap growth fund and the broad U.S. stock market.

Effective December 16, 2005, the fund’s board of trustees approved a new target index: the FTSE4Good US Select Index. The index, administered by FTSE Group, employs social-screening criteria comparable to those employed by Calvert Group, the fund’s former index provider. FTSE focuses on three main areas to determine a company’s inclusion in the index: preserving the environment, upholding and supporting human rights, and developing positive relationships with stakeholders.

Market Barometer	Total Returns Periods Ended February 28, 2006
	Six Months	One Year	Five Years[1]

Stocks

Russell 1000 Index (Large-caps)	6.2%	9.8%	3.0%

Russell 2000 Index (Small-caps)	10.2	16.6	10.4

Dow Jones Wilshire 5000 Index (Entire market)	6.7	10.8	4.1

MSCI All Country World Index ex USA (International)	17.1	21.1	9.5

Bonds

Lehman Aggregate Bond Index (Broad taxable market)	-0.1%	2.7%	5.4%

Lehman Municipal Bond Index	1.0	3.9	5.5

Citigroup 3-Month Treasury Bill Index	1.8	3.3	2.2

CPI

Consumer Price Index	1.2%	3.6%	2.5%

1  Annualized.

3

The index includes companies considered to have superior environmental policies, a strong hiring and promotion record for women and minorities, and a safe and healthy workplace. The shift to the new index will not change the fund’s overall investment strategy, and Vanguard Quantitative Equity Group will continue to manage the portfolio.

Historically, the fund’s screening criteria have resulted in a growth-oriented profile for its holdings. Many companies in older industries have difficulty satisfying the index’s environmental criteria; these traditionally value-oriented firms are not strongly represented in the portfolio. On balance, this emphasis was a positive during the fiscal half-year. While the fund had relatively little exposure to surging energy and raw-materials producers, it held heavy weightings in technology and financial services.

As suggested by the combination of heavy weightings and strong performance, financials and tech stocks were the most significant contributors to the fund’s six-month result. Together, these sectors accounted for about one-half of the fund’s assets, yet they contributed nearly 70% of the 6.9% (Investor Shares) and 7.0% (Institutional Shares) total returns. Gains from the consumer discretionary and telecommunications sectors were also important. All but one of the economic sectors in the index posted an advance for the period; the exception was utilities.

Annualized Expense Ratios1
Your fund compared with its peer group

	Investor Shares	Institutional Shares	Average Large-Cap Growth Fund

FTSE Social Index Fund	0.25%	0.12%	1.46%

1	Fund expense ratios reflect the six months ended February 28, 2006. Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2005.

4

Time is on your side in reaching your financial goals

As prudent investors know, time is their best ally in reaching their financial objectives. A well-diversified portfolio helps put you in position to reap the rewards of the best-performing assets while muting the risks of the worst-performing ones over time.

In investing, the need for a long-term perspective is a constant. Portfolios that are balanced among asset classes—including money market, bond, and stock mutual funds—have historically provided the kind of returns that can better meet your long-term financial objectives. Overall, a balanced portfolio with an asset allocation suitable to your goals, time horizon, and risk tolerance is the best course.

For investors who want a socially screened stock fund that seeks long-term growth of capital—and who are comfortable with the attendant risks—Vanguard FTSE Social Index Fund can play a valuable role.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan
Chairman and Chief Executive Officer
March 15, 2006

5

Fund Profile
As of February 28, 2006

Portfolio Characteristics	Fund	Target Index[1]	Broad Index[2]
Number of Stocks	469	469	4,970
Median Market Cap	$26.4B	$26.4B	$27.0B
Price/Earnings Ratio	30.5x	30.5x	19.8x
Price/Book Ratio	4.0x	4.0x	2.9x
Yield		1.5%	1.7%
Investor Shares	1.3%
Institutional Shares	1.4%
Return on Equity	17.6%	17.6%	17.2%
Earnings Growth Rate	13.9%	13.9%	9.9%
Foreign Holdings	0.4%	0.4%	2.4%
Turnover Rate	53%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.25%[4]
Institutional Shares	0.12%[4]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)	Fund	Target Index[1]	Broad Index[2]
Consumer Discretionary	15%	15%	12%
Consumer Staples	5	5	8
Energy	3	3	9
Financials	37	37	22
Health Care	17	17	13
Industrials	4	4	11
Information Technology	13	13	16
Materials	2	2	3
Telecommunication Services	4	4	3
Utilities	0	0	3

Volatility Measures	Fund	Spliced Index[5]	Fund	Broad Index[2]
R-Squared	1.00	1.00	0.95	1.00
Beta	1.00	1.00	1.03	1.00

Ten Largest Holdings[6] (% of total net assets)
Bank of America Corp.	diversified banks	3.2%
American International Group, Inc.	multiline insurance	2.6
JPMorgan Chase & Co.	diversified financial services	2.2
Intel Corp.	semiconductors	1.9
AT&T Inc.	integrated telecommunication services	1.6
Wells Fargo & Co.	diversified banks	1.6
Amgen, Inc.	biotechnology	1.5
Home Depot, Inc.	home improvement retail	1.4
Wachovia Corp.	diversified banks	1.3
Google Inc.	internet software and services	1.2
Top Ten		18.5%

Investment Focus

1	FTSE4Good US Select Index.
2	Dow Jones Wilshire 5000 Index.
3	Annualized. Includes activity related to a change in the fund’s target index.
4	Annualized.
5	Calvert Social Index through December 16, 2005; FTSE4Good US Select Index thereafter.
6	“Ten Largest Holdings” excludes any temporary cash investments and equity index products. See page 24 for a glossary of investment terms.

6

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 31, 2000–February 28, 2006

[Dark gray] - FTSE Social Index Fund Investor Shares
[Light Gray] - Spliced Social Index2

Average Annual Total Returns: Periods Ended December 31, 2005
his table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Since Inception

Investor Shares[3]	5/31/2000	4.10%	-0.87%	-2.44%

Institutional Shares	1/14/2003	4.09	11.48[4]	—

1	Six months ended February 28, 2006.
2	Calvert Social Index through December 16, 2005; FTSE4Good US Select Index thereafter.
3	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
4	Return since inception. Note: See Financial Highlights tables on pages 18 and 19 for dividend and capital gains information.

7

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Shares	Market Value• ($000)
Common Stocks (100.0%)
Consumer Discretionary (14.8%)
Home Depot, Inc.	143,219	6,037
The Walt Disney Co.	128,358	3,593
Lowe's Cos., Inc.	51,552	3,515
Target Corp.	59,071	3,213
McDonald's Corp.	84,015	2,933
* Comcast Corp. Class A	99,285	2,664
News Corp., Class A	110,806	1,804
Best Buy Co., Inc.	32,578	1,755
Carnival Corp.	31,710	1,638
* Liberty Media Corp.	178,781	1,473
The McGraw-Hill Cos., Inc.	25,051	1,330
* Comcast Corp. Special Class A	47,376	1,267
Federated Department Stores, Inc.	17,783	1,263
Staples, Inc.	49,537	1,216
* Kohl's Corp.	22,830	1,098
* DIRECTV Group, Inc.	69,271	1,092
Clear Channel Communications, Inc.	36,099	1,022
Gannett Co., Inc.	16,022	996
Marriott International, Inc. Class A	13,922	952
* Coach, Inc.	25,230	901
* Sears Holdings Corp.	7,458	898
News Corp., Class B	52,347	898
The Gap, Inc.	45,141	837
TJX Cos., Inc.	32,177	788
* Amazon.com, Inc.	20,395	765
* Office Depot, Inc.	20,557	733
* Bed Bath & Beyond, Inc.	19,793	713
D. R. Horton, Inc.	20,594	702
Nordstrom, Inc.	18,157	690
Pulte Homes, Inc.	17,298	664
* IAC/InterActiveCorp	22,402	655
Limited Brands, Inc.	26,990	639
Hilton Hotels Corp.	25,427	615
Centex Corp.	8,518	576
* Chico's FAS, Inc.	12,128	571
Lennar Corp. Class A	8,340	499
H & R Block, Inc.	21,601	482
Tribune Co.	15,459	473
Royal Caribbean Cruises, Ltd.	10,591	467
*^Sirius Satellite Radio, Inc.	88,315	451
KB HOME	6,438	432
Darden Restaurants Inc.	10,009	420
* Expedia, Inc.	21,243	403
* Univision Communications Inc.	11,840	396
* Cablevision Systems NY Group Class A	14,857	390
* Telewest Global, Inc.	16,298	389
Abercrombie & Fitch Co.	5,774	389
* Mohawk Industries, Inc.	4,410	382
^ Garmin Ltd.	5,450	375
* AutoZone Inc.	3,876	375

8

	Shares	Market Value• ($000)
* NTL Inc.	5,617	370
Tiffany & Co.	9,568	355
Autoliv, Inc.	5,823	312
* Williams-Sonoma, Inc.	7,669	311
* Liberty Global, Inc. Class A	15,184	308
* Lamar Advertising Co. Class A	5,991	306
* NVR, Inc.	404	304
E.W. Scripps Co. Class A	6,280	302
Circuit City Stores, Inc.	12,157	292
Michaels Stores, Inc.	9,009	289
Dollar General Corp.	16,440	286
Family Dollar Stores, Inc.	11,092	285
Ross Stores, Inc.	9,815	278
New York Times Co. Class A	9,613	271
* AutoNation, Inc.	12,938	271
Knight Ridder	4,466	268
* Discovery Holding Co. Class A	17,628	257
* Getty Images, Inc.	3,094	251
PETsMART, Inc.	9,573	249
* Toll Brothers, Inc.	7,678	248
* XM Satellite Radio Holdings, Inc.	10,943	242
ServiceMaster Co.	19,132	240
Brinker International, Inc.	5,732	239
Foot Locker, Inc.	10,277	237
* Urban Outfitters, Inc.	8,221	231
* Career Education Corp.	6,617	217
Outback Steakhouse, Inc.	4,900	205
* Pixar, Inc.	3,117	199
* Dollar Tree Stores, Inc.	7,174	197
American Eagle Outfitters, Inc.	7,696	196
RadioShack Corp.	8,926	175
* Weight Watchers International, Inc.	2,738	144
OfficeMax, Inc.	4,683	137
* Wynn Resorts Ltd.	1,994	133
Dow Jones & Co., Inc.	3,110	126
Washington Post Co. Class B	154	116
* Live Nation	4,487	80
Westwood One, Inc.	4,205	47
Consumer Staples (4.5%)		65,803
Walgreen Co.	68,191	3,059
Colgate-Palmolive Co.	34,699	1,890
Costco Wholesale Corp.	31,954	1,639
CVS Corp.	54,119	1,533
General Mills, Inc.	23,767	1,170
* The Kroger Co.	48,644	975
Kellogg Co.	20,219	896
Sara Lee Corp.	50,696	896
Avon Products, Inc.	30,506	880
Safeway, Inc.	29,820	725
Campbell Soup Co.	20,432	636
The Hershey Co.	12,140	621
Albertson's, Inc.	24,375	620
Wm. Wrigley Jr. Co.	9,565	608
Whole Foods Market, Inc.	8,702	556
Coca-Cola Enterprises, Inc.	23,371	459
The Pepsi Bottling Group, Inc.	12,047	354
* Dean Foods Co.	9,304	349
1 Molson Coors Brewing Co. Class B	5,472	343
SuperValu Inc.	9,009	285
McCormick & Co., Inc.	8,014	263
Estee Lauder Cos. Class A	6,434	241
Hormel Foods Corp.	6,888	237
* Energizer Holdings, Inc.	4,237	231
Alberto-Culver Co. Class B	4,537	207
PepsiAmericas, Inc.	6,559	157
Del Monte Foods Co.	13,745	150
1 Brown-Forman Corp. Class B	1,500	106
Energy (3.3%)		20,086
Schlumberger Ltd.	39,353	4,526
Burlington Resources, Inc.	25,479	2,298
Apache Corp.	21,925	1,467
XTO Energy, Inc.	24,162	1,012
Peabody Energy Corp.	17,396	840
* Nabors Industries, Inc.	10,528	694

9

	Shares	Market Value• ($000)
Sunoco, Inc.	9,038	670
Smith International, Inc.	14,068	545
* Ultra Petroleum Corp.	10,308	536
CONSOL Energy, Inc.	6,165	395
Pioneer Natural Resources Co.	8,514	358
* Newfield Exploration Co.	8,521	329
Patterson-UTI Energy, Inc.	11,496	317
Rowan Cos., Inc.	7,241	291
Pogo Producing Co.	3,990	199
Teekay Shipping Corp.	3,689	144
Financials (36.8%)		14,621
Capital Markets (6.4%)
Merrill Lynch & Co., Inc.	61,605	4,757
Morgan Stanley	71,899	4,289
The Goldman Sachs Group, Inc.	29,117	4,114
Lehman Brothers Holdings, Inc.	17,900	2,613
The Bank of New York Co., Inc.	51,603	1,767
Charles Schwab Corp.	86,004	1,394
State Street Corp.	22,135	1,383
Franklin Resources Corp.	12,608	1,295
Legg Mason Inc.	7,977	1,042
Bear Stearns Co., Inc.	7,589	1,020
Mellon Financial Corp.	27,793	1,003
Northern Trust Corp.	14,745	777
* E*TRADE Financial Corp.	27,347	700
T. Rowe Price Group Inc.	8,691	667
TD Ameritrade Holding Corp.	20,078	437
Janus Capital Group Inc.	14,387	316
^ Allied Capital Corp.	8,967	263
A.G. Edwards & Sons, Inc.	5,063	226
SEI Investments Co.	4,944	207
Investors Financial Services Corp.	4,272	193

Commercial Banks (10.8%)
Bank of America Corp.	309,815	14,205
Wells Fargo & Co.	111,584	7,164
Wachovia Corp.	103,681	5,813
U.S. Bancorp	122,315	3,781
SunTrust Banks, Inc.	24,159	1,748
BB&T Corp.	36,502	1,443
Fifth Third Bancorp	36,994	1,430
PNC Financial Services Group	19,426	1,367
Regions Financial Corp.	30,807	1,071
KeyCorp	27,432	1,022
M & T Bank Corp.	7,523	846
North Fork Bancorp, Inc.	31,723	810
Marshall & Ilsley Corp.	15,607	687
AmSouth Bancorp	23,045	640
Comerica, Inc.	11,006	631
Synovus Financial Corp.	20,811	590
Zions Bancorp	6,990	577
Commerce Bancorp, Inc.	11,645	386
Compass Bancshares Inc.	7,502	377
Huntington Bancshares Inc.	15,136	364
Popular, Inc.	17,495	357
First Horizon National Corp.	8,338	326
Associated Banc-Corp	9,058	312
Mercantile Bankshares Corp.	8,104	310
UnionBanCal Corp.	3,878	268
Colonial BancGroup, Inc.	10,099	254
City National Corp.	3,238	246
TD Banknorth, Inc.	7,751	238
Commerce Bancshares, Inc.	4,548	234
TCF Financial Corp.	8,899	226
Fulton Financial Corp.	10,411	183
Valley National Bancorp	7,265	176

Consumer Finance (1.8%)
American Express Co.	82,729	4,457
SLM Corp.	27,884	1,573
Capital One Financial Corp.	17,835	1,562
* AmeriCredit Corp.	9,036	267
^ The First Marblehead Corp.	2,161	78
Student Loan Corp.	254	56

10

	Shares	Market Value• ($000)
Diversified Financial Services (2.7%)
JPMorgan Chase & Co.	234,698	9,655
Moody's Corp.	19,652	1,317
CIT Group Inc.	13,385	720
The Chicago Mercantile Exchange	682	290

Insurance (9.1%)
American International Group, Inc.	174,730	11,595
Prudential Financial, Inc.	33,753	2,600
MetLife, Inc.	50,454	2,529
The Allstate Corp.	43,259	2,370
The St. Paul Travelers, Cos. Inc.	46,253	1,988
The Hartford Financial Services Group Inc.	20,034	1,650
AFLAC Inc.	33,459	1,547
Progressive Corp. of Ohio	13,146	1,413
The Chubb Corp.	13,240	1,268
ACE Ltd.	21,126	1,177
Marsh & McLennan Cos., Inc.	36,364	1,124
The Principal Financial Group, Inc.	18,579	905
Genworth Financial Inc.	25,411	809
XL Capital Ltd. Class A	11,595	783
Lincoln National Corp.	11,472	651
Jefferson-Pilot Corp.	8,995	542
MBIA, Inc.	9,027	530
Ambac Financial Group, Inc.	6,969	524
Cincinnati Financial Corp.	11,705	519
W.R. Berkley Corp.	8,443	489
Fidelity National Financial, Inc.	11,582	437
SAFECO Corp.	8,231	424
Everest Re Group, Ltd.	4,144	410
UnumProvident Corp.	19,698	408
Assurant, Inc.	8,706	395
White Mountains Insurance Group Inc.	715	395
Torchmark Corp.	6,949	380
Old Republic International Corp.	15,142	322
Axis Capital Holdings Ltd.	9,449	293
Brown & Brown, Inc.	9,176	287
Willis Group Holdings Ltd.	7,845	270
First American Corp.	6,317	266
PartnerRe Ltd.	3,798	230
Protective Life Corp.	4,614	225
* Markel Corp.	647	213
RenaissanceRe Holdings Ltd.	4,694	209
Unitrin, Inc.	3,372	163
Transatlantic Holdings, Inc.	1,750	107
Mercury General Corp.	1,821	102
Erie Indemnity Co. Class A	1,616	86
Wesco Financial Corp.	91	36

Real Estate (2.6%)
Simon Property Group, Inc.REIT	14,951	1,240
Equity Residential REIT	19,087	864
Equity Office Properties Trust REIT	27,261	857
Vornado Realty Trust REIT	9,407	837
General Growth Properties Inc.REIT	15,793	796
Archstone-Smith Trust REIT	14,152	671
Boston Properties, Inc. REIT	7,540	638
Kimco Realty Corp. REIT	15,185	546
Avalonbay Communities, Inc.REIT	4,866	501
Public Storage, Inc. REIT	6,418	501
Host Marriott Corp. REIT	23,567	458
Developers Diversified Realty Corp. REIT	7,159	359
The Macerich Co. REIT	4,584	330
Duke Realty Corp. REIT	9,122	320
AMB Property Corp. REIT	5,704	306
The St. Joe Co.	5,061	303
Regency Centers Corp. REIT	4,507	291
Liberty Property Trust REIT	5,800	260

11

	Shares	Market Value• ($000)
Health Care Properties Investors REIT	9,022	248
Weingarten Realty Investors REIT	5,828	230
iStar Financial Inc. REIT	5,564	212
Hospitality Properties Trust REIT	4,763	212
Forest City Enterprise Class A	4,937	200
Trizec Properties, Inc. REIT	7,734	188
Mills Corp. REIT	3,634	144
Friedman, Billings, Ramsey Group, Inc. REIT	10,393	103

Thrifts & Mortgage Finance (3.4%)
Fannie Mae	64,642	3,535
Freddie Mac	45,915	3,094
Washington Mutual, Inc.	66,483	2,839
Golden West Financial Corp.	20,498	1,456
Countrywide Financial Corp.	39,942	1,377
Hudson City Bancorp, Inc.	39,542	510
Sovereign Bancorp, Inc.	23,862	497
MGIC Investment Corp.	6,018	384
Radian Group, Inc.	5,483	311
New York Community Bancorp, Inc.	17,480	295
The PMI Group Inc.	5,905	256
Independence Community Bank Corp.	5,471	224
Astoria Financial Corp.	7,053	202
People's Bank	4,723	146
Health Care (17.2%)		163,932
* Amgen, Inc.	86,410	6,523
UnitedHealth Group Inc.	90,975	5,297
Merck & Co., Inc.	148,202	5,166
Abbott Laboratories	103,449	4,570
Medtronic, Inc.	81,000	4,370
Eli Lilly & Co.	75,371	4,192
* WellPoint Inc.	43,779	3,362
* Genentech, Inc.	28,042	2,403
Cardinal Health, Inc.	28,861	2,095
Aetna Inc.	38,198	1,948
* Gilead Sciences, Inc.	30,186	1,880
Schering-Plough Corp.	97,756	1,808
Guidant Corp.	22,042	1,692
Baxter International, Inc.	41,488	1,570
* Caremark Rx, Inc.	30,013	1,493
HCA Inc.	28,747	1,377
* Genzyme Corp.	17,140	1,188
* Zimmer Holdings, Inc.	16,622	1,150
* Medco Health Solutions, Inc.	20,516	1,143
* St. Jude Medical, Inc.	24,465	1,116
McKesson Corp.	20,539	1,112
* Biogen Idec Inc.	22,658	1,071
* Forest Laboratories, Inc.	22,709	1,042
CIGNA Corp.	8,357	1,026
* Boston Scientific Corp.	41,000	1,001
Allergan, Inc.	9,014	976
Stryker Corp.	20,238	935
* Express Scripts Inc.	9,949	868
* Celgene Corp.	22,526	856
* Alcon, Inc.	6,174	711
* Coventry Health Care Inc.	10,737	640
AmerisourceBergen Corp.	13,836	636
Biomet, Inc.	16,908	615
* MedImmune Inc.	16,576	605
* Humana Inc.	10,807	558
Quest Diagnostics, Inc.	10,381	549
* Laboratory Corp. of America Holdings	8,806	512
Omnicare, Inc.	8,000	487
* Hospira, Inc.	10,819	429
* Chiron Corp.	9,293	424
* Sepracor Inc.	6,968	399
* DaVita, Inc.	6,780	396
* Health Net Inc.	7,572	363
* Barr Pharmaceuticals Inc.	5,378	361
Applera Corp.—Applied Biosystems Group	12,533	354
Health Management Associates Class A	16,398	349

12

	Shares	Market Value• ($000)
Mylan Laboratories, Inc.	14,363	330
* Patterson Cos	9,132	329
* Waters Corp.	7,291	312
* Cephalon, Inc.	3,883	309
* Henry Schein, Inc.	5,801	271
* Lincare Holdings, Inc.	6,420	263
* King Pharmaceuticals, Inc.	15,877	258
Bausch & Lomb, Inc.	3,573	247
* Invitrogen Corp.	3,440	244
* Triad Hospitals, Inc.	5,661	244
* Tenet Healthcare Corp.	30,853	243
* Millipore Corp.	3,458	240
* Community Health Systems, Inc.	5,859	222
* Watson Pharmaceuticals, Inc.	7,291	219
Manor Care, Inc.	5,221	216
* Millennium Pharmaceuticals, Inc.	20,328	213
* Emdeon Corp.	18,338	193
Universal Health Services Class B	3,342	168
* ImClone Systems, Inc.	4,181	160
* Kinetic Concepts, Inc.	3,445	128
Industrials (4.3%)		76,427
Caterpillar, Inc.	45,630	3,335
Burlington Northern Santa Fe Corp.	24,996	1,966
Union Pacific Corp.	17,638	1,562
Norfolk Southern Corp.	27,053	1,385
Deere & Co.	16,248	1,239
Cendant Corp.	68,401	1,137
Southwest Airlines Co.	52,560	881
Masco Corp.	28,174	879
Rockwell Automation, Inc.	11,967	816
PACCAR, Inc.	11,379	795
Pitney Bowes, Inc.	15,159	648
C.H. Robinson Worldwide Inc.	11,336	508
Fastenal Co.	10,216	449
W.W. Grainger, Inc.	5,987	443
Robert Half International, Inc.	11,231	403
* Monster Worldwide Inc.	7,725	378
Republic Services, Inc. Class A	9,203	358
Cintas Corp.	8,590	353
Equifax, Inc.	8,738	320
Manpower Inc.	5,794	311
* ChoicePoint Inc.	6,025	267
American Power Conversion Corp.	12,949	265
Ryder System, Inc.	4,267	189
J.B. Hunt Transport Services, Inc.	7,761	184
Deluxe Corp.	3,285	81
Information Technology (13.0%)		19,152
Intel Corp.	406,346	8,371
* Google Inc.	14,650	5,312
* Apple Computer, Inc.	56,630	3,881
* eBay Inc.	69,379	2,779
First Data Corp.	51,043	2,304
* Yahoo! Inc.	70,530	2,261
Automatic Data Processing, Inc.	38,501	1,778
Adobe Systems, Inc.	38,971	1,505
* Broadcom Corp.	27,766	1,252
Accenture Ltd.	38,240	1,249
* Symantec Corp.	69,632	1,176
* Advanced Micro Devices, Inc.	30,066	1,163
* Electronic Arts Inc.	20,476	1,064
Analog Devices, Inc.	24,903	950
Electronic Data Systems Corp.	34,819	930
* Marvell Technology Group Ltd.	13,922	852
Seagate Technology	32,043	851
Maxim Integrated Products, Inc.	21,690	848
* Network Appliance, Inc.	25,062	831
CA, Inc.	29,143	791
* SanDisk Corp.	12,367	746

13

	Shares	Market Value• ($000)
* Juniper Networks, Inc.	37,497	690
KLA-Tencor Corp.	13,062	682
* Micron Technology, Inc.	40,996	636
Xilinx, Inc.	23,260	635
* Intuit, Inc.	12,455	605
Autodesk, Inc.	15,163	571
* Cognizant Technology Solutions Corp.	9,199	530
* Fiserv, Inc.	12,487	518
* Jabil Circuit, Inc.	13,496	511
* Altera Corp.	24,886	499
Microchip Technology, Inc.	13,799	486
* Freescale Semiconductor, Inc.Class B	17,106	463
* Amdocs Ltd.	13,497	447
* Tellabs, Inc.	29,780	437
* VeriSign, Inc.	17,193	407
* Flextronics International Ltd.	37,535	405
* LAM Research Corp.	9,072	391
* Iron Mountain, Inc.	8,675	379
* Comverse Technology, Inc.	13,142	378
* Citrix Systems, Inc.	11,676	378
* Avaya Inc.	32,023	356
* Cadence Design Systems, Inc.	18,855	335
* BEA Systems, Inc.	29,104	334
* JDS Uniphase Corp.	105,487	321
* BMC Software, Inc.	14,494	317
* DST Systems, Inc.	5,575	313
* NAVTEQ Corp.	6,093	282
* Check Point Software Technologies Ltd.	12,703	270
* McAfee Inc.	11,046	257
Fidelity National Information Services, Inc.	6,424	255
* LSI Logic Corp.	25,748	251
* Freescale Semiconductor, Inc.Class A	9,335	251
* Ceridian Corp.	9,664	250
* QLogic Corp.	5,985	246
* Novellus Systems, Inc.	9,198	246
* Avnet, Inc.	9,633	242
Sabre Holdings Corp.	8,733	211
* Compuware Corp.	25,555	210
* Zebra Technologies Corp. Class A	4,636	205
Symbol Technologies, Inc.	16,525	192
Fair Isaac, Inc.	4,279	182
Diebold, Inc.	4,545	182
* Alliance Data Systems Corp.	4,132	179
MoneyGram International, Inc.	5,733	164
* Convergys Corp.	9,285	161
* Agere Systems Inc.	11,773	158
* Unisys Corp.	22,184	148
Molex, Inc. Class A	4,317	123
Total System Services, Inc.	2,501	49
Materials (1.4%)		57,632
Monsanto Co.	17,917	1,503
Air Products & Chemicals, Inc.	15,209	976
Freeport-McMoRan Copper & Gold, Inc. Class B	12,279	622
Vulcan Materials Co.	6,779	536
Ashland, Inc.	4,909	320
Engelhard Corp.	7,955	316
Temple-Inland Inc.	7,402	316
* Sealed Air Corp.	5,425	309
Sigma-Aldrich Corp.	4,506	290
Eastman Chemical Co.	5,371	265
* Pactiv Corp.	9,492	218
Bemis Co., Inc.	6,981	209
Louisiana-Pacific Corp.	7,112	202
Lafarge North America Inc.	2,375	197
Telecommunication Services (4.4%)		6,279
AT&T Inc.	263,119	7,259
Sprint Nextel Corp.	188,967	4,541
BellSouth Corp.	123,169	3,890
* American Tower Corp. Class A	27,527	876
* Qwest Communications International Inc.	124,124	784
* NII Holdings Inc.	10,054	515

14

	Shares	Market Value• ($000)
* Crown Castle International Corp.	14,307	448
CenturyTel, Inc.	8,615	310
Citizens Communications Co.	22,233	297
* Nextel Partners, Inc.	9,256	260
* Level 3 Communications, Inc.	53,998	184
Telephone & Data Systems, Inc.	3,373	126
Telephone & Data Systems, Inc. - Special Common Shares	3,374	121
Utilities (0.3%)		19,611
Questar Corp.	5,696	417
NiSource, Inc.	17,942	368
Pepco Holdings, Inc.	12,580	299
Equitable Resources, Inc.	8,000	291
Puget Energy, Inc.	7,574	163
		1,538
Total Common Stocks (Cost $396,217)		445,081
Temporary Cash Investments (0.3%)
[2] Vanguard Market Liquidity Fund, 4.511%	309,560	310
[2] Vanguard Market Liquidity Fund, 4.511% - Note E	1,167,200	1,167
Total Temporary Cash Investments (Cost $1,477)		1,477
Total Investments (100.3%) (Cost $397,694)		446,558
Other Assets and Liabilities (-0.3%)
Other Assets—Note B		3,132
Liabilities—Note E		(4,433)
		(1,301)
Net Assets (100%)		445,257

At February 28, 2006, net assets consisted of:[3]
Amount ($000)

Paid-in Capital	410,634

Undistributed Net Investment Income	316

Accumulated Net Realized Losses	(14,557)

Unrealized Appreciation	48,864

Net Assets	445,257

Investor Shares—Net Assets

Applicable to 47,593,706 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	403,784

Net Asset Value Per Share—
Investor Shares	$8.48

Institutional Shares—Net Assets

Applicable to 4,883,008 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	41,473

Net Asset Value Per Share—
Institutional Shares	$8.49

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.
1	The index provider mistakenly included these companies in the index, which ordinarily excludes companies that derive material revenues from alcohol-related products. Vanguard alerted the index provider, and the companies were removed from the index and from the fund on April 7, 2006.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	See Note C in Notes to Financial Statements for the tax-basis components of net assets. REIT—Real Estate Investment Trust.

15

Statement of Operations

Six Months Ended February 28, 2006
($000)

Investment Income

Income

Dividends	3,114

Interest[1]	10

Security Lending	5

Total Income	3,129

Expenses

The Vanguard Group—Note B

Investment Advisory Services	17

Management and Administrative

Investor Shares	363

Institutional Shares	11

Marketing and Distribution

Investor Shares	69

Institutional Shares	4

Custodian Fees	23

Shareholders' Reports

Investor Shares	3

Institutional Shares	—

Total Expenses	490

Net Investment Income	2,639

Realized Net Gain (Loss) on Investment Securities Sold	1,890

Change in Unrealized Appreciation (Depreciation) of Investment Securities	23,164

Net Increase (Decrease) in Net Assets Resulting from Operations	27,693

1  Interest income from an affiliated company of the fund was $10,000.

16

Statement of Changes in Net Assets

	Six Months Ended Feb. 28, 2006 ($000)	Year Ended Aug. 31, 2005 ($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	2,639	6,011

Realized Net Gain (Loss)	1,890	(3,593)

Change in Unrealized Appreciation (Depreciation)	23,164	29,703

Net Increase (Decrease) in Net Assets Resulting from Operations	27,693	32,121

Distributions

Net Investment Income

Investor Shares	(4,630)	(4,823)

Institutional Shares	(363)	(221)

Realized Capital Gain

Investor Shares	—	—

Institutional Shares	—	—

Total Distributions	(4,993)	(5,044)

Capital Share Transactions—Note F

Investor Shares	21,325	61,863

Institutional Shares	12,598	12,803

Net Increase (Decrease) from Capital Share Transactions	33,923	74,666

Total Increase (Decrease)	56,623	101,743

Net Assets

Beginning of Period	388,634	286,891

End of Period[1]	445,257	388,634

1  Including undistributed net investment income of $316,000 and $2,670,000.

17

Financial Highlights

Investor Shares

	Six Months Ended Feb. 28,	Year Ended August 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$8.03	$7.40	$6.87	$6.02	$7.57	$11.14

Investment Operations

Net Investment Income	.05	.13[1]	.08	.07	.05	.04

Net Realized and Unrealized Gain (Loss) on Investments	.50	.62	.52	.84	(1.55)	(3.57)

Total from Investment Operations	.55	.75	.60	.91	(1.50)	(3.53)

Distributions

Dividends from Net Investment Income	(.10)	(.12)	(.07)	(.06)	(.05)	(.03)

Distributions from Realized Capital Gains	—	—	—	—	—	(.01)

Total Distributions	(.10)	(.12)	(.07)	(.06)	(.05)	(.04)

Net Asset Value, End of Period	$8.48	$8.03	$7.40	$6.87	$6.02	$7.57

Total Return[2]	6.87%	10.16%	8.75%	15.28%	-19.96%	-31.75%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$404	$361	$274	$150	$94	$80

Ratio of Total Expenses to Average Net Assets	0.25%[3]	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of Net Investment Income to Average Net Assets	1.28%[3]	1.74%[1]	1.17%	1.18%	0.82%	0.70%

Portfolio Turnover Rate	53%[4]	12%	8%	14%	18%	10%

1	Net investment income per share and the ratio of net investment income to average net assets include $0.04 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
2	Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
3	Annualized.
4	Annualized. Includes activity related to a change in the fund’s target index.

18

Institutional Shares

	Six Months Ended Feb. 28,	Year Ended August 31,		Jan. 14[1] to Aug. 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$8.04	$7.41	$6.88	$6.22

Investment Operations

Net Investment Income	.06	.138[2]	.084	.05

Net Realized and Unrealized Gain (Loss) on Investments	.50	.620	.522	.61

Total from Investment Operations	.56	.758	.606	.66

Distributions

Dividends from Net Investment Income	(.11)	(.128)	(.076)	—

Distributions from Realized Capital Gains	—	—	—	—

Total Distributions	(.11)	(.128)	(.076)	—

Net Asset Value, End of Period	$8.49	$8.04	$7.41	$6.88

Total Return	6.99%	10.26%	8.83%	10.61%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$41	$27	$13	$12

Ratio of Total Expenses to Average Net Assets	0.12%[3]	0.12%	0.12%	0.12%[3]

Ratio of Net Investment Income to Average Net Assets	1.41%[3]	1.83%[2]	1.30%	1.32%[3]

Portfolio Turnover Rate	53%[4]	12%	8%	14%

1	Inception.
2	Netinvestment income per share and the ratio of net investment income to average net assets include $0.036 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
3	Annualized.
4	Annualized. Includes activity related to a change in the fund’s target index. See accompanying Notes, which are an integral part of the Financial Statements.

19

Notes to Financial Statements

Vanguard FTSE Social Index Fund (formerly known as Vanguard Calvert Social Index Fund) is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard World Funds. The fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3.     Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4.     Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5.     Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2006, the fund had contributed capital of

20

$49,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C.     Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2005, the fund had available realized losses of $16,424,000 to offset future net capital gains of $56,000 through August 31, 2009, $3,511,000 through August 31, 2010, $5,505,000 through August 31, 2011, $3,200,000 through August 31, 2012, $985,000 through August 31, 2013, and $3,167,000 through August 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At February 28, 2006, net unrealized appreciation of investment securities for tax purposes was $48,864,000, consisting of unrealized gains of $60,608,000 on securities that had risen in value since their purchase and $11,744,000 in unrealized losses on securities that had fallen in value since their purchase.

D.     During the six months ended February 28, 2006, the fund purchased $226,458,000 of investment securities and sold $195,195,000 of investment securities other than temporary cash investments.

E.     The market value of securities on loan to broker-dealers at February 28, 2006, was $1,070,000, for which the fund received cash collateral of $1,167,000.

F.     Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2006		Year Ended August 31, 2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)

Investor Shares

Issued	55,199	6,705	133,415	17,210

Issued in Lieu of Cash Distributions	4,249	509	4,403	558

Redeemed	(38,123)	(4,628)	(75,955)	(9,751)

Net Increase (Decrease)—Investor Shares	21,325	2,586	61,863	8,017

Institutional Shares

Issued	13,627	1,614	16,099	2,046

Issued in Lieu of Cash Distributions	363	44	221	28

Redeemed	(1,392)	(170)	(3,517)	(452)

Net Increase (Decrease)—Institutional Shares	12,598	1,488	12,803	1,622

21

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended February 28, 2006

FTSE Social Index Fund	Beginning Account Value 8/31/2005	Ending Account Value 2/28/2006	Expenses Paid During Period[1]

Based on Actual Fund Return

Investor Shares	$1,000.00	$1,068.69	$1.28

Institutional Shares	1,000.00	1,069.88	0.62

Based on Hypothetical 5% Yearly Return

Investor Shares	$1,000.00	$1,023.55	$1.25

Institutional Shares	1,000.00	1,024.20	0.60

1	These calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.25% for Investor Shares and 0.12% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

22

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

23

Glossary

Beta.     A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate.     The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio.     The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings.     The percentage of a fund’s equity assets represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap.     An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio.     The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio.     The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared.     A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity.     The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves.     The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate.     An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield.     A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

24

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954 Chairman of the Board, Chief Executive Officer, and Trustee since May 1987 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive Officer, and Director/ Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

IndependentTrustees

Charles D. Ellis
Born 1937 Trustee since January 2001 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945 Trustee since December 2001[2] 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005); Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen
Born 1950 Trustee since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/ consumer products); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952 Trustee since December 2004 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam Investment Management (1999–2001), Sanlam, Ltd. (South African insurance company) (2001–2003), Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com (investment research) (1999–2001); and Trustee of Commonfund (investment management) (1989–2001).

Alfred M. Rankin, Jr.
Born 1941 Trustee since January 1993 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson
Born 1936 Trustee since April 1985 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956 Secretary since July 2005 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group since November 1997; General Counsel of The Vanguard Group since July 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957 Treasurer since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

Vanguard Senior Management Team

R. Gregory Barton
Mortimer J. Buckley
James H. Gately
Kathleen C. Gubanich
F. William McNabb, III
Michael S. Miller
Ralph K. Packard
George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974-1996

1	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.
More information about the trustees is in the Statement of Additional Information, available from Vanguard.

P.O. Box 2600 Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard's proxy voting
guidelines by visiting our website, www.vanguard.com,
Text Telephone > 800-952-3335	and searching for "proxy voting guidelines," or by calling
Vanguard at 800-662-2739. They are also available from
the SEC's website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
This material may be used in conjunction	To get the report, visit either www.vanguard.com
with the offering of shares of any Vanguard	or www.sec.gov.
fund only if preceded or accompanied by
the fund's current prospectus
You can review and copy information about your fund
Vanguard, Vanguard.com, Connect with Vanguard,	at the SEC's Public Reference Room in Washington, D.C.
and the ship logo are trademarks of	To find out more about this public service, call the SEC
The Vanguard Group, Inc.	at 202-551-8090. Information about your fund is also
available on the SEC's website, and you can receive
copies of this information, for a fee, by sending a
"FTSE®" and "FTSE4Good™" are trademarks jointly	request in either of two ways: via e-mail addressed to
owned by the London Stock Exchange plc and The	publicinfo@sec.gov or via regular mail addressed to the
Financial Times Limited and are used by FTSE	Public Reference Section, Securities and Exchange
International Limited under license. The FTSE4Good	Commission, Washington, DC 20549-0102.
US Select Index is calculated by FTSE International
Limited. FTSE International Limited does not sponsor,
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connected to it; and does not accept any liability in
relation to its issue, operation, and trading

All other marks are the exclusive property of their
respective owners

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q2132 042006

Vanguard® U.S. Sector Index Funds

› SemiAnnual Report

February 28, 2006

Vanguard Consumer Discretionary Index Fund

Vanguard Consumer Staples Index Fund

Vanguard Energy Index Fund

Vanguard Financials Index Fund

Vanguard Health Care Index Fund

Vanguard Industrials Index Fund

Vanguard Information Technology Index Fund

Vanguard Materials Index Fund

Vanguard Telecommunication Services Index Fund

Vanguard Utilities Index Fund

>	During the six months that ended February 28, the broad U.S. stock market returned nearly 7%, aided by healthy advances in November and January.

>	The Vanguard U.S. Sector Index Funds posted a broad range of returns. The best-performing sector was materials; laggards included consumer discretionary and utilities.

>	Domestic small-capitalization stocks outperformed large-caps, while international stocks fared better than U.S. stocks.

Contents
Your Fund's Total Returns	1
Chairman's Letter	2
Consumer Discretionary Index Fund	7
Consumer Staples Index Fund	16
Energy Index Fund	23
Financials Index Fund	30
Health Care Index Fund	40
Industrials Index Fund	48
Information Technology Index Fund	56
Materials Index Fund	65
Telecommunication Services Index Fund	72
Utilities Index Fund	78
About Your Fund's Expenses	85
Glossary	86

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Funds’ Total Returns Six Months Ended February 28, 2006

Admiral™ Shares[1]
Vanguard Consumer Discretionary Index Fund	0.9%
MSCI US IMI/Consumer Discretionary	1.0
Vanguard Consumer Staples Index Fund	2.7%
MSCI US IMI/Consumer Staples	2.9
Vanguard Energy Index Fund	4.0%
MSCI US IMI/Energy	3.6
Vanguard Financials Index Fund	11.5%
MSCI US IMI/Financials	11.7
Vanguard Health Care Index Fund	3.9%
MSCI US IMI/Health Care	4.0
Vanguard Information Technology Index Fund	6.7%
MSCI US IMI/Information Technology	6.8
Vanguard Materials Index Fund	14.1%
MSCI US IMI/Materials	14.4
Vanguard Telecommunication Services Index Fund	10.9%
MSCI US IMI/Telecommunication Services	10.6
Vanguard Utilities Index Fund	1.1%
MSCI US IMI/Utilities	1.2
MSCI US IMI/2500	6.7%

VIPER® Shares[2]
Vanguard Consumer Discretionary VIPERs®
Market Price	0.9%
Net Asset Value	0.9
MSCI US IMI/Consumer Discretionary	1.0
Vanguard Consumer Staples VIPERs
Market Price	2.7%
Net Asset Value	2.7
MSCI US IMI/Consumer Staples	2.9
Vanguard Energy VIPERs
Market Price	4.2%
Net Asset Value	4.1
MSCI US IMI/Energy	3.6
Vanguard Financials VIPERs
Market Price	11.8%
Net Asset Value	11.6
MSCI US IMI/Financials	11.7
Vanguard Health Care VIPERs
Market Price	4.1%
Net Asset Value	4.0
MSCI US IMI/Health Care	4.0
Vanguard Industrials VIPERs
Market Price	11.8%
Net Asset Value	11.8
MSCI US IMI/Industrials	11.2
Vanguard Information Technology VIPERs
Market Price	6.8%
Net Asset Value	6.7
MSCI US IMI/Information Technology	6.8
Vanguard Materials VIPERs
Market Price	14.2%
Net Asset Value	14.2
MSCI US IMI/Materials	14.4
Vanguard Telecommunication Services VIPERs
Market Price	11.0%
Net Asset Value	10.8
MSCI US IMI/Telecommunication Services	10.6
Vanguard Utilities VIPERs
Market Price	1.0%
Net Asset Value	1.1
MSCI US IMI/Utilities	1.2
MSCI US IMI/2500	6.7%

1	A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund. The Industrials Index Fund had not issued Admiral Shares as of February 28, 2006. Returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.
2	VIPER Shares are traded on the American Stock Exchange and are available only through brokers. The table shows VIPER returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.
MSCI US IMI/2500 is the Morgan Stanley Capital International US Investable Market 2500 Index.

Chairman’s Letter

Dear Shareholder,

The broad U.S. stock market posted a solid 6.7% return for the six months ended February 28, 2006, spurred largely by pre- and post-holiday season rallies. Some of the Vanguard U.S. Sector Index Funds participated in these rallies; others did not. The variety of the funds’ performances was consistent with the broader swirl of economic and financial crosscurrents—signs of a deceleration in the housing market, converging short-and long-term interest rates, and a slight retreat from historically high levels of oil and natural gas prices.

All of the sector funds ended the half-year in positive territory, but the difference between the best- and worst-performing sectors was great. The materials, financials, industrials, and telecommunications services sectors outpaced the returns of the broad market. Meanwhile, the consumer discretionary, utilities, consumer staples, energy, and health care sectors lagged. The technology sector generally kept pace with broad-market returns.

The tables on page 1 show the total returns for each share class of the U.S. Sector Index Funds and for the funds’ target indexes. To help put those returns in context, we list results for a variety of broad stock and bond indexes in the “Market Barometer” table below.

Stock markets rose worldwide, with the biggest gains overseas

During the first half of the 2006 fiscal year, global stock markets reprised patterns that have characterized the investment environment in recent years: reasonably strong returns from the broad U.S. market, better performance from that market’s smaller companies, and a powerful rally in international stocks.

Returns were particularly strong in the Pacific region, where the Japanese stock market and economy appear to have awakened from a 15-year slumber.

Unusual interest rate patterns reflected two views of inflation

In the U.S. bond market, long-term interest rates held relatively steady, while short-term rates rose sharply, in some cases

Market Barometer	Total Returns Periods Ended February 28, 2006
	Six Months	One Year	Five Years[1]

Stocks

Russell 1000 Index (Large-caps)	6.2%	9.8%	3.0%

Russell 2000 Index (Small-caps)	10.2	16.6	10.4

Dow Jones Wilshire 5000 Index (Entire market)	6.7	10.8	4.1

MSCI All Country World Index ex USA (International)	17.1	21.1	9.5

Bonds

Lehman Aggregate Bond Index (Broad taxable market)	-0.1%	2.7%	5.4%

Lehman Municipal Bond Index	1.0	3.9	5.5

Citigroup 3-Month Treasury Bill Index	1.8	3.3	2.2

CPI

Consumer Price Index	1.2%	3.6%	2.5%

1  Annualized.

marginally exceeding those of longer-term securities. This unusual interest rate dynamic put pressure on the broad fixed income market, although it enhanced the returns of the shortest-term securities, such as 3-month U.S. Treasury bills.

The rapid rise in short-term rates reflects the Federal Reserve Board’s efforts to defuse any near-term inflationary threats. From June 2004 through January of this year, the Fed boosted its target for short-term rates from 1.00% to 4.50% in 14 separate actions. The relative stability of long-term rates is consistent with Fed comments and the market consensus that long-term pressures remain contained.

Materials sector was top performer as all the funds posted gains

While all of the sector funds recorded positive results for the period, the levels of success varied. The top performer was the materials sector, which returned more than 14% on the strength of its metal and mining stocks, as well as its holdings in paper-products and industrial-gas companies. These firms benefited from generally strong prices for the economy’s basic building blocks.

The financials sector was also a leader, posting a gain of nearly 12%. While the unusual interest rate environment proved a challenge for some regional banks, many of the larger asset managers, investment banks, and insurance brokers found success. The strong return in the industrials sector (also nearly 12%) was triggered by companies focused on transportation. Air freight, rail, and trucking services, and even the turbulent airline industry, all recorded impressive results. Construction services and heavy-equipment providers also fared well.

The consumer discretionary sector was the broad market’s worst performer, returning just under 1%. The sector includes the struggling auto and auto-related industries, which continued their multi-year decline, and media stocks, which had weaker performers among large publishers and broadcast- and cable-television operators.

Utilities spent most of the half-year in negative territory, but recovered toward the end of the period to eke out a modest 1% gain. The weakness in the sector afflicted both gas and electric companies, and roughly coincided with the recession of energy prices last autumn.

The U.S. Sector Index Funds generally met their objectives of tightly tracking their target benchmarks. The returns for many of the funds were within one- or two-tenths of a percentage point of the results for their target indexes, a tribute to the discipline and expertise of the funds’ advisor, Vanguard Quantitative Equity Group. The funds’ low costs—for both VIPER and Admiral share classes—helped make the advisor’s task of tracking the indexes easier.

It should be noted that federal diversification regulations require some of the funds to maintain security weightings different from those of their target indexes. This is the case for the Consumer Staples, Energy, Industrials, and Telecommunication Services Index Funds, and the divergence of their returns from their respective indexes is often slightly greater as a result.

Recent results underscore volatility in sector investing

Looking at half-year results for the Vanguard U.S. Sector Index Funds can be a fascinating exercise. A brief review of the numbers can tell you, generally, which areas of the U.S. economy did well over the six months, and which ones did not. The broad range of returns among these funds also serves to remind us of the importance of diversification across sectors.

You may recall that, in our previous report, the top-returning sectors were energy and utilities. Only six months later, those sectors were near the bottom of the performance tables—convincing evidence that things can change quickly in the investment world. And sector investing is a particularly volatile undertaking. The short time in which the energy and utilities sectors fell from favor could be offered as “Exhibit A” in the case against using sector funds as core holdings.

Instead, we think our U.S. Sector Index Funds can offer a useful way to further diversify a portfolio that is balanced across asset classes and diversified within those classes. They can be used to supplement exposure to specific sectors that may be underrepresented in your portfolio, or as powerful tools in the rebalancing and tactical asset allocation strategies used by some institutions.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan
Chairman and Chief Executive Officer
March 14, 2006

Your Fund’s Performance at a Glance
August 31, 2005–February 28, 2006

Distributions Per Share
Starting	Ending	Income	Capital
Share Price	Share Price	Dividends	Gains

Consumer Discretionary Index Fund

Admiral Shares	$27.75	$27.83	$0.157	$0.000

VIPER Shares	53.65	53.81	0.308	0.000

Consumer Staples Index Fund

Admiral Shares	$27.64	$28.03	$0.343	$0.000

VIPER Shares	56.03	56.82	0.703	0.000

Energy Index Fund

Admiral Shares	$36.29	$37.40	$0.350	$0.000

VIPER Shares	72.72	74.97	0.701	0.000

Financials Index Fund

Admiral Shares	$26.36	$29.04	$0.338	$0.000

VIPER Shares	52.57	57.92	0.684	0.000

Health Care Index Fund

Admiral Shares	$26.92	$27.79	$0.185	$0.000

VIPER Shares	53.85	55.59	0.387	0.000

Industrials Index Fund

VIPER Shares	$54.30	$60.23	$0.452	$0.000

Information Technology Index Fund

Admiral Shares	$23.93	$25.49	$0.038	$0.000

VIPER Shares	46.76	49.79	0.091	0.000

Materials Index Fund

Admiral Shares	$28.34	$31.83	$0.495	$0.000

VIPER Shares	55.70	62.59	0.968	0.000

Telecommunication Services Index Fund

Admiral Shares	$28.18	$30.38	$0.792	$0.000

VIPER Shares	55.35	59.67	1.557	0.000

Utilities Index Fund

Admiral Shares	$34.03	$33.91	$0.478	$0.000

VIPER Shares	67.80	67.57	0.955	0.000

VIPERs Premium/Discount Record

The extent to which the funds’ VIPER Shares have traded at a premium or a discount to NAV since inception. Market prices for VIPER Shares, and for exchange-traded funds in general, can deviate from the net asset value (NAV) of the underlying securities.

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential[2]	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days

January 26, 2004[1]-February 28, 2006
Consumer Discretionary VIPERs	0-24.9	273	51.70%	236	44.70%
	25-49.9	9	1.70	3	0.57
	50-74.9	1	0.19	2	0.38
	75-100.0	0	0.00	0	0.00
	>100.0	2	0.38	2	0.38
	Total	285	53.97%	243	46.03%

January 26, 2004[1] - February 28, 2006
Consumer Staples VIPERs	0-24.9	307	58.14%	212	40.15%
	25-49.9	5	0.95	2	0.38
	50-74.9	0	0.00	0	0.00
	75-100.0	0	0.00	2	0.38
	>100.0	0	0.00	0	0.00
	Total	312	59.09%	216	40.91%

September 23, 2004[1] -February 28, 2006
Energy VIPERs	0-24.9	194	53.74%	164	45.43%
	25-49.9	3	0.83	0	0.00
	50-74.9	0	0.00	0	0.00
	75-100.0	0	0.00	0	0.00
	>100.0	0	0.00	0	0.00
	Total	197	54.57%	164	45.43%

January 26, 2004[1] -February 28, 2006
Financials VIPERs	0-24.9	293	55.48%	220	41.67%
	25-49.9	6	1.14	0	0.00
	50-74.9	1	0.19	1	0.19
	75-100.0	2	0.38	1	0.19
	>100.0	1	0.19	3	0.57
	Total	303	57.38%	225	42.62%

January 26, 2004[1] -February 28, 2006
Health Care VIPERs	0-24.9	326	61.74%	197	37.31%
	25-49.9	4	0.76	1	0.19
	50-74.9	0	0.00	0	0.00
	75-100.0	0	0.00	0	0.00
	>100.0	0	0.00	0	0.00
	Total	330	62.50%	198	37.50%

September 23, 2004[1] -February 28, 2006
Industrials VIPERs	0-24.9	199	55.13%	141	39.06%
	25-49.9	13	3.60	2	0.55
	50-74.9	1	0.28	0	0.00
	75-100.0	2	0.55	1	0.28
	>100.0	0	0.00	2	0.55
	Total	215	59.56%	146	40.44%

1	Inception.
2	One basis point equals 1/100th of 1%.

VIPERs Premium/Discount Record (continued)

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential[2]	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days

January 26, 2004[1] -February 28, 2006
Information Technology VIPERs	0-24.9	300	56.81%	203	38.45%
	25-49.9	6	1.14	4	0.75
	50-74.9	1	0.19	1	0.19
	75-100.0	0	0.00	1	0.19
	>100.0	5	0.95	7	1.33
	Total	312	59.09%	216	40.91%

January 26, 2004[1] -February 28, 2006
Materials VIPERs	0-24.9	260	49.24%	257	48.67%
	25-49.9	1	0.19	1	0.19
	50-74.9	1	0.19	6	1.14
	75-100.0	0	0.00	1	0.19
	>100.0	1	0.19	0	0.00
	Total	263	49.81%	265	50.19%

September 23, 2004[1] -February 28, 2006
Telecommunication Services VIPERs	0-24.9	149	41.28%	184	50.97%
	25-49.9	11	3.05	2	0.55
	50-74.9	0	0.00	2	0.55
	75-100.0	2	0.55	1	0.28
	>100.0	3	0.83	7	1.94
	Total	165	45.71%	196	54.29%

January 26, 2004[1] -February 28, 2006
Utilities VIPERs	0-24.9	269	50.95%	249	47.16%
	25-49.9	4	0.75	3	0.57
	50-74.9	0	0.00	1	0.19
	75-100.0	0	0.00	1	0.19
	>100.0	0	0.00	1	0.19
	Total	273	51.70%	255	48.30%

1	Inception.
2	One basis point equals 1/100th of 1%.

Consumer Discretionary Index Fund

Fund Profile
As of February 28, 2006

Portfolio Characteristics	Fund	Target Index[1]	Broad Index[2]
Number of Stocks	442	441	2,478
Median Market Cap	$13.8B	$13.8B	$30.6B
Price/Earnings Ratio	19.4x	19.4x	18.1x
Price/Book Ratio	2.6x	2.6x	2.9x
Yield		1.0%	1.7%
Admiral Shares	0.7%
VIPER Shares	0.7%
Return on Equity	14.4%	14.4%	17.3%
Earnings Growth Rate	20.0%	20.0%	14.0%
Foreign Holdings	0.1%	0.0%	0.0%
Turnover Rate	11%[3]	—	—
Expense Ratio		—	—
Admiral Shares	0.28%[3]
VIPER Shares	0.25%[3]
Short-Term Reserves	0%	—	—

Industry Diversification (% of portfolio)
Advertising	2%
Apparel Retail	5
Apparel, Accessories & Luxury Goods	2
Auto Parts & Equipment	2
Automobile Manufacturers	2
Automotive Retail	2
Broadcasting & Cable TV	11
Casinos & Gaming	3
Computer & Electronics Retail	2
Consumer Electronics	1
Department Stores	4
Distributors	1
Education Services	1
Footwear	1
General Merchandise Stores	4
Home Furnishings	1
Home Improvement Retail	9
Homebuilding	4
Home Furnishing Retail	1
Hotels, Resorts & Cruise Lines	4
Household Appliances	1
Housewares & Specialties	1
Internet Retail	2
Leisure Products	2
Motorcycle Manufacturers	1
Movies & Entertainment	13
Publishing	5
Restaurants	8
Specialized Consumer Services	1
Specialty Stores	4

Ten Largest Holdings[4] (% of total net assets)
Home Depot, Inc.	5.4%
Time Warner, Inc.	4.8
Comcast Corp.	3.4
The Walt Disney Co.	3.4
Lowe's Cos., Inc.	3.0
Target Corp.	2.7
McDonald's Corp.	2.6
News Corp.	2.4
Starbucks Corp.	1.7
Viacom Inc.	1.6
Top Ten	31.0%

1	MSCI US IMI/Consumer Discretionary.
2	MSCI US IMI/2500.
3	Annualized.
4	“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Consumer Discretionary Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 26, 2004–February 28, 2006

[Dark Gray] - Consumer Discretionary Index Fund VIPER Shares Net Asset Value
[Light Gray] - MSCI US IMI/Consumer Discretionary

Average Annual Total Returns: Periods Ended December 31, 2005
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

			Since
	Inception Date	One Year	Inception

VIPER Shares	1/26/2004

Market Price		-4.22%	3.14%

Net Asset Value		-4.21	3.11

Admiral Shares	7/14/2005	—	-3.48

Fee-Adjusted Return[2]		—	-5.40

1	Six months ended February 28, 2006.
2	Reflective of the 2% fee assessed on redemptions of shares held less than one year. Note: See Financial Highlights tables on page 14 for dividend and capital gains information.

Consumer Discretionary Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Shares	Market Value• ($000)
Common Stocks (99.8%)
Auto Components (2.0%)
Johnson Controls, Inc.	4,996	356
BorgWarner, Inc.	1,458	81
Gentex Corp.	3,838	64
* The Goodyear Tire & Rubber Co.	4,080	58
Lear Corp.	1,772	37
ArvinMeritor, Inc.	1,672	28
* Tenneco Automotive, Inc.	1,105	25
* LKQ Corp.	1,104	24
Modine Manufacturing Co.	846	24
* TRW Automotive Holdings Corp.	867	22
Cooper Tire & Rubber Co.	1,456	22
* Keystone Automotive Industries, Inc.	467	21
American Axle & Manufacturing Holdings, Inc.	1,114	18
* Visteon Corp.	3,211	15
Superior Industries International, Inc.	570	12
* Drew Industries, Inc.	365	12
* Aftermarket Technology Corp.	536	12
Dana Corp.	3,703	7
Bandag, Inc.	168	7
Sauer-Danfoss, Inc.	299	6
Bandag, Inc. Class A	133	5
Automobiles (2.5%)		856
Harley-Davidson, Inc.	7,121	374
Ford Motor Co.	46,242	369
General Motors Corp.	11,751	239
Thor Industries, Inc.	968	46
Winnebago Industries, Inc.	824	26
* Fleetwood Enterprises, Inc.	1,463	16
Monaco Coach Corp.	783	11
Distributors (0.6%)		1,081
Genuine Parts Co.	4,532	202
Building Materials Holding Corp.	370	25
* Source Interlink Cos., Inc.	1,315	14
* Prestige Brands Holdings Inc.	852	9
* Earle M. Jorgensen Co.	518	7
* Audiovox Corp.	470	6
Handleman Co.	490	5
Diversified Consumer Services (2.8%)		268
* Apollo Group, Inc. Class A	3,980	196
H & R Block, Inc.	8,172	182
ServiceMaster Co.	7,522	94
* Career Education Corp.	2,653	87
* ITT Educational Services, Inc.	1,192	74
* Education Management Corp.	1,640	62
Service Corp. International	7,707	61
* Laureate Education Inc.	1,153	60
* Weight Watchers International, Inc.	1,073	56
Regis Corp.	1,166	45
* DeVry, Inc.	1,587	37
Strayer Education, Inc.	367	35
Matthews International Corp.	852	32
* Corinthian Colleges, Inc.	2,271	29
* Sotheby's Holdings Class A	1,266	27
Jackson Hewitt Tax Service Inc.	941	27
* Bright Horizons Family Solutions, Inc.	728	24
* Universal Technical Institute Inc.	583	18
* Alderwoods Group, Inc.	1,002	17
* Steiner Leisure Ltd.	397	17
Stewart Enterprises, Inc. Class A	2,508	13
* Vertrue Inc.	225	10
Pre-Paid Legal Services, Inc.	252	9
* Educate, Inc.	479	4
Hotels, Restaurants & Leisure (15.5%)		1,216
McDonald's Corp.	32,853	1,147
* Starbucks Corp.	19,940	724
Carnival Corp.	11,528	595
Starwood Hotels & Resorts Worldwide, Inc.	5,649	359
Yum! Brands, Inc.	7,406	353
Harrah's Entertainment, Inc.	4,526	325
International Game Technology	8,850	317
Marriott International, Inc. Class A	4,623	316
Hilton Hotels Corp.	9,410	228
Wendy's International, Inc.	3,014	174
Darden Restaurants Inc.	3,796	159
Royal Caribbean Cruises, Ltd.	2,922	129
* MGM Mirage, Inc.	3,274	121
Station Casinos, Inc.	1,497	102
GTECH Holdings Corp.	2,984	100
Brinker International, Inc.	2,298	96
* Wynn Resorts Ltd.	1,283	85
Outback Steakhouse, Inc.	1,731	72
* The Cheesecake Factory Inc.	1,919	69
* Penn National Gaming, Inc.	1,828	63
* Panera Bread Co.	762	54
CBRL Group, Inc.	1,207	54
* Scientific Games Corp.	1,628	50
* Sonic Corp.	1,578	50
Ruby Tuesday, Inc.	1,655	47
Boyd Gaming Corp.	1,045	46
Applebee's International, Inc.	2,008	46
* Gaylord Entertainment Co.	999	45
Choice Hotel International, Inc.	931	41
International Speedway Corp.	763	36
* Jack in the Box Inc.	904	36
* Pinnacle Entertainment, Inc.	1,220	34
Orient-Express Hotel Ltd.	965	34
* P.F. Chang's China Bistro, Inc.	680	33
* CEC Entertainment Inc.	904	29
* Aztar Corp.	891	27
* Rare Hospitality International Inc.	860	27
Bob Evans Farms, Inc.	892	26
* Six Flags, Inc.	2,322	25
* Shuffle Master, Inc.	891	23
* Life Time Fitness, Inc.	549	23
IHOP Corp.	451	23
* Papa John's International, Inc.	682	22
CKE Restaurants Inc.	1,307	22
Domino's Pizza, Inc.	853	22
* Vail Resorts Inc.	603	20
* Alliance Gaming Corp.	1,240	18
* WMS Industries, Inc.	615	18
* Texas Roadhouse, Inc.	1,031	16
Lone Star Steakhouse & Saloon, Inc.	564	15
* Red Robin Gourmet Burgers	368	15
Ameristar Casinos, Inc.	625	14
* Isle of Capri Casinos, Inc.	450	14

Consumer Discretionary Index Fund

	Shares	Market Value• ($000)
Speedway Motorsports, Inc.	380	14
Landry's Restaurants, Inc.	464	14
* California Pizza Kitchen, Inc.	462	14
* Steak n Shake Co.	738	13
* Ryan's Restaurant Group, Inc.	1,007	13
Churchill Downs, Inc.	289	12
* O'Charley's Inc.	610	11
The Marcus Corp.	593	10
Triarc Cos., Inc. Class B	650	10
* Krispy Kreme Doughnuts, Inc.	1,418	10
Ambassadors Group, Inc.	361	9
* Denny's Corp.	2,060	9
* Multimedia Games Inc.	727	8
AFC Enterprises, Inc.	535	8
Triarc Cos., Inc. Class A	444	8
* MTR Gaming Group Inc.	719	7
* Magna Entertainment Corp. Class A	1,044	7
* Great Wolf Resorts, Inc.	564	6
Dover Downs Gaming & Entertainment, Inc.	240	4
Household Durables (8.2%)		6,726
Fortune Brands, Inc.	3,775	293
D. R. Horton, Inc.	7,314	249
Centex Corp.	3,337	226
Pulte Homes, Inc.	5,703	219
Lennar Corp. Class A	3,157	189
Harman International Industries, Inc.	1,646	182
Black & Decker Corp.	2,098	180
Newell Rubbermaid, Inc.	7,178	178
Whirlpool Corp.	1,722	155
KB HOME	2,102	141
* NVR, Inc.	160	120
* Mohawk Industries, Inc.	1,380	119
Leggett & Platt, Inc.	4,861	114
The Stanley Works	2,151	108
Garmin Ltd.	1,529	105
* Toll Brothers, Inc.	2,997	97
Ryland Group, Inc.	1,029	72
Beazer Homes USA, Inc.	1,074	68
Snap-On Inc.	1,506	59
Standard Pacific Corp.	1,661	55
MDC Holdings, Inc.	858	53
* Hovnanian Enterprises Inc.Class A	851	39
* Jarden Corp.	1,275	38
Maytag Corp.	2,093	36
Ethan Allen Interiors, Inc.	870	35
American Greetings Corp.Class A	1,673	35
* Meritage Corp.	589	34
The Yankee Candle Co., Inc.	1,138	33
Furniture Brands International Inc.	1,293	32
* Champion Enterprises, Inc.	2,017	31
Tupperware Corp.	1,433	30
* WCI Communities, Inc.	914	23
La-Z-Boy Inc.	1,375	22
Blyth, Inc.	797	18
Brookfield Homes Corp.	341	17
* Blount International, Inc.	981	16
* Helen of Troy Ltd.	779	16
M/I Homes, Inc.	328	14
* Tempur-Pedic International Inc.	1,105	13
* Interface, Inc.	1,144	13
Technical Olympic USA, Inc.	575	12
Levitt Corp. Class A	421	10
Kimball International, Inc. Class B	669	9
* Avatar Holding, Inc.	139	8
CSS Industries, Inc.	252	8
Skyline Corp.	184	7
* William Lyon Homes, Inc.	74	6
* Palm Harbor Homes, Inc.	287	6
Russ Berrie and Co., Inc.	381	5
Internet & Catalog Retail (1.9%)		3,548
* Amazon.com, Inc.	8,016	300
* IAC/InterActiveCorp	5,962	174
* Expedia, Inc.	6,214	118
* Netflix.com, Inc.	1,218	33
* Nutri/System Inc.	751	32
* Coldwater Creek Inc.	1,375	31
* Insight Enterprises, Inc.	1,238	27
* priceline.com, Inc.	610	15
* J. Jill Group, Inc.	577	14
* Blue Nile Inc.	409	14
* Stamps.com Inc.	371	12
* ValueVision Media, Inc.	681	9
* GSI Commerce, Inc.	520	8
* Overstock.com, Inc.	304	7
* 1-800-FLOWERS.COM, Inc.	751	5
* Audible, Inc.	409	4
* FTD Group, Inc.	380	4
* drugstore.com, Inc.	1,244	3
Leisure Equipment & Products (2.0%)		810
Eastman Kodak Co.	7,479	210
Mattel, Inc.	10,520	177
Brunswick Corp.	2,382	93
Hasbro, Inc.	4,136	84
SCP Pool Corp.	1,372	60
Polaris Industries, Inc.	1,100	55
* Marvel Entertainment, Inc.	2,072	38
Callaway Golf Co.	1,823	30
* JAKKS Pacific, Inc.	695	17
* RC2 Corp.	473	17
* MarineMax, Inc.	496	15
Nautilus Inc.	846	14
* K2 Inc.	1,104	13
Oakley, Inc.	684	10
Arctic Cat, Inc.	417	10
* Leapfrog Enterprises, Inc.	732	9
Marine Products Corp.	432	5
Sturm, Ruger & Co., Inc.	478	3
Media (30.4%)		860
Time Warner, Inc.	119,533	2,069
The Walt Disney Co.	52,156	1,460
* Comcast Corp. Class A	33,571	901
News Corp., Class A	49,329	803
* Viacom Inc. Class B	17,531	701
* Liberty Media Corp.	69,589	573
* Comcast Corp. Special Class A	21,403	573
The McGraw-Hill Cos., Inc.	9,709	515
CBS Corp	17,918	438
Gannett Co., Inc.	6,332	394
Omnicom Group Inc.	4,726	377
Clear Channel Communications, Inc.	11,968	339
* DIRECTV Group, Inc.	19,801	312
News Corp., Class B	14,713	252
* Univision Communications Inc.	5,788	194
Tribune Co.	5,694	174
* Sirius Satellite Radio, Inc.	32,892	168
* EchoStar Communications Corp. Class A	5,492	161
* Cablevision Systems NY Group Class A	5,781	152
* XM Satellite Radio Holdings, Inc.	5,719	126
* Liberty Global, Inc. Class A	6,148	125
* Telewest Global, Inc.	5,056	121
* Liberty Global, Inc. Series C	6,018	117
* NTL Inc.	1,755	116
Knight Ridder	1,910	115
* Interpublic Group of Cos., Inc.	10,899	113
* Lamar Advertising Co. Class A	2,205	113
* Getty Images, Inc.	1,350	109
Washington Post Co. Class B	142	107
E.W. Scripps Co. Class A	2,128	102
New York Times Co. Class A	3,537	100
* Pixar, Inc.	1,529	98

Consumer Discretionary Index Fund

	Shares	Market Value• ($000)
* Discovery Holding Co.Class A	6,565	96
* R.H. Donnelley Corp.	1,339	82
Dow Jones & Co., Inc.	1,370	56
Belo Corp. Class A	2,532	54
Meredith Corp.	970	53
Harte-Hanks, Inc.	1,452	41
Reader's Digest Association, Inc.	2,406	37
* Valassis Communications, Inc.	1,287	35
Lee Enterprises, Inc.	1,008	35
John Wiley & Sons Class A	926	35
Arbitron Inc.	837	33
* DreamWorks Animation SKG, Inc.	1,044	28
Media General, Inc. Class A	565	28
The McClatchy Co. Class A	511	28
Catalina Marketing Corp.	1,199	27
* Scholastic Corp.	925	27
* Live Nation	1,460	26
* Entercom Communications Corp.	889	25
ADVO, Inc.	786	25
* RCN Corp.	925	23
Warner Music Group Corp.	1,133	23
Westwood One, Inc.	1,858	21
Regal Entertainment Group Class A	1,128	21
Interactive Data Corp.	929	21
* Gemstar-TV Guide International, Inc.	6,569	20
* Cumulus Media Inc.	1,449	17
Hollinger International, Inc.	1,739	16
Hearst-Argyle Television Inc.	649	15
* Cox Radio, Inc.	1,054	15
Citadel Broadcasting Corp.	1,298	14
* Radio One, Inc. Class D	1,631	14
Journal Register Co.	1,092	14
* Emmis Communications, Inc.	786	13
* CKX, Inc.	919	13
* ProQuest Co.	600	13
* Charter Communications, Inc.	10,692	12
Journal Communications, Inc.	978	12
* Morningstar, Inc.	258	11
* Entravision Communications Corp.	1,360	10
Courier Corp.	254	10
* Martha Stewart Living Omnimedia, Inc.	566	10
* Mediacom Communications Corp.	1,610	9
Gray Television, Inc.	1,035	9
* TiVo Inc.	1,548	9
* Playboy Enterprises, Inc. Class B	623	9
* Harris Interactive Inc.	1,367	8
Sinclair Broadcast Group, Inc.	1,075	8
* Lin TV Corp.	785	7
* Fisher Communications, Inc.	158	7
World Wrestling Entertainment, Inc.	466	7
* 4Kids Entertainment Inc.	408	7
* PRIMEDIA Inc.	2,693	6
* Spanish Broadcasting System, Inc.	922	5
* Radio One, Inc.	600	5
* Salem Communications Corp.	359	5
* Regent Communications, Inc.	874	4
* Saga Communications, Inc.	403	4
Beasley Broadcast Group, Inc.	128	2
Multiline Retail (8.0%)		13,238
Target Corp.	21,808	1,186
Federated Department Stores, Inc.	7,097	504
* Kohl's Corp.	8,028	386
J.C. Penney Co., Inc. (Holding Co.)	6,160	361
* Sears Holdings Corp.	2,996	361
Nordstrom, Inc.	5,348	203
Dollar General Corp.	7,032	123
Family Dollar Stores, Inc.	3,793	98
* Dollar Tree Stores, Inc.	2,704	74
* Saks Inc.	2,859	54
Dillard's Inc.	1,736	43
* Big Lots Inc.	3,005	38
Tuesday Morning Corp.	813	18
* 99 Cents Only Stores	1,269	14
Fred's, Inc.	975	14
* Conn's, Inc.	206	8
Speciality Retail (22.2%)		3,485
Home Depot, Inc.	55,449	2,337
Lowe's Cos., Inc.	19,227	1,311
Best Buy Co., Inc.	10,846	584
Staples, Inc.	19,068	468
TJX Cos., Inc.	12,206	299
The Gap, Inc.	15,947	296
* Office Depot, Inc.	8,211	293
* Bed Bath & Beyond, Inc.	7,679	277
* Chico's FAS, Inc.	4,699	221
Limited Brands, Inc.	8,945	212
Abercrombie & Fitch Co.	2,226	150
* AutoZone Inc.	1,495	144
Sherwin-Williams Co.	3,042	139
Tiffany & Co.	3,703	137
* Advance Auto Parts, Inc.	2,822	117
Circuit City Stores, Inc.	4,824	116
Michaels Stores, Inc.	3,501	112
Ross Stores, Inc.	3,777	107
* Williams-Sonoma, Inc.	2,540	103
* AutoNation, Inc.	4,715	99
PETsMART, Inc.	3,700	96
Foot Locker, Inc.	4,043	93
American Eagle Outfitters, Inc.	3,575	91
* O'Reilly Automotive, Inc.	2,738	90
* CarMax, Inc.	2,697	85
* Urban Outfitters, Inc.	2,541	71
Claire's Stores, Inc.	2,186	70
* AnnTaylor Stores Corp.	1,883	68
Barnes & Noble, Inc.	1,543	66
RadioShack Corp.	3,288	64
* Tractor Supply Co.	858	54
OfficeMax, Inc.	1,831	54
* Pacific Sunwear of California, Inc.	1,934	46
* Rent-A-Center, Inc.	1,951	46
Borders Group, Inc.	1,810	44
* Aeropostale, Inc.	1,459	42
* Charming Shoppes, Inc.	3,088	41
* Payless ShoeSource, Inc.	1,737	41
* Men's Wearhouse, Inc.	1,272	40
* Dick's Sporting Goods, Inc.	959	36
* GameStop Corp. Class A	865	35
* Guitar Center, Inc.	676	35
* Zale Corp.	1,327	35
* Select Comfort Corp.	907	33
* The Pantry, Inc.	537	32
* Hibbett Sporting Goods, Inc.	894	29
* Too Inc.	888	27
* The Children's Place Retail Stores, Inc.	570	27
Aaron Rents, Inc. Class B	1,029	27
* Genesco, Inc.	630	26
Burlington Coat Factory Warehouse Corp.	564	25
* The Dress Barn, Inc.	579	25
* GameStop Corp. Class B	655	24
Pier 1 Imports Inc.	2,307	24
* The Sports Authority, Inc.	659	24
* PETCO Animal Supplies, Inc.	1,221	24
United Auto Group, Inc.	527	23
The Pep Boys (Manny, Moe & Jack)	1,408	22
Christopher & Banks Corp.	969	21
Sonic Automotive, Inc.	796	21
* Group 1 Automotive, Inc.	537	21
Finish Line, Inc.	1,190	20

Consumer Discretionary Index Fund

	Shares	Market Value• ($000)
Stage Stores, Inc.	676	20
* The Gymboree Corp.	811	19
* CSK Auto Corp.	1,215	19
* Jos. A. Bank Clothiers, Inc.	383	17
Talbots Inc.	617	16
Cato Corp. Class A	765	16
* Hot Topic, Inc.	1,105	15
Lithia Motors, Inc.	457	15
* Cabela's Inc.	806	15
* Guess ?, Inc.	393	14
Blockbuster Inc. Class A	3,267	13
Stein Mart, Inc.	730	12
* DSW Inc. Class A	387	11
* Cost Plus, Inc.	568	11
Big 5 Sporting Goods Corp.	526	11
* Volcom, Inc.	305	10
* New York & Co., Inc.	547	9
* Zumiez Inc.	162	9
* Charlotte Russe Holding Inc.	465	8
The Buckle, Inc.	211	8
bebe stores, inc	464	8
* Citi Trends Inc.	185	8
* Asbury Automotive Group, Inc.	431	8
* Build-A-Bear-Workshop, Inc.	275	8
* Jo-Ann Stores, Inc.	589	8
Haverty Furniture Cos., Inc.	528	7
* A.C. Moore Arts & Crafts, Inc.	402	7
Blockbuster Inc. Class B	1,791	6
* West Marine, Inc.	451	6
Deb Shops, Inc.	123	4
Movie Gallery, Inc.	601	2
Textiles, Apparel & Luxury Goods (3.7%)		9,680
NIKE, Inc. Class B	4,831	419
* Coach, Inc.	9,786	350
VF Corp.	2,302	126
Liz Claiborne, Inc.	2,798	101
Polo Ralph Lauren Corp.	1,569	91
Jones Apparel Group, Inc.	3,049	88
* Timberland Co.	1,444	51
* Quiksilver, Inc.	3,139	45
* Tommy Hilfiger Corp.	2,381	39
* Carter's, Inc.	573	37
Phillips-Van Heusen Corp.	924	33
Wolverine World Wide, Inc.	1,487	33
* The Warnaco Group, Inc.	1,175	27
* Fossil, Inc.	1,319	22
Brown Shoe Co., Inc.	436	21
Kellwood Co.	793	20
* Columbia Sportswear Co.	380	19
K-Swiss, Inc.	646	19
Oxford Industries, Inc.	359	16
Steven Madden, Ltd.	405	13
* Skechers U.S.A., Inc.	598	13
The Stride Rite Corp.	902	13
Russell Corp.	855	12
Movado Group, Inc.	514	11
UniFirst Corp.	320	11
Kenneth Cole Productions, Inc.	282	8
Xerium Technologies Inc.	352	3
		1,641
Total Investments (Cost $44,375)		43,409
Other Assets and Liabilities (0.2%)
Other Assets—Note B		152
Liabilities		(86)
		66
Net Assets (100%)		43,475

At February 28, 2006, net assets consisted of:1

Amount ($000)

Paid-in Capital	44,578

Undistributed Net Investment Income	30

Accumulated Net Realized Losses	(167)

Unrealized Depreciation	(966)

Net Assets	43,475

Admiral Shares—Net Assets

Applicable to 15,387 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	428

Net Asset Value Per Share—
Admiral Shares	$27.83

VIPER Shares—Net Assets

Applicable to 800,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	43,047

Net Asset Value Per Share—
VIPER Shares	$53.81

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Consumer Discretionary Index Fund

Statement of Operations

Six Months Ended Feb. 28, 2006
($000)

Investment Income

Income

Dividends	182

Interest[1]	1

Total Income	183

Expenses

The Vanguard Group—Note B

Investment Advisory Services	3

Management and Administrative

Admiral Shares	—

VIPER Shares	8

Marketing and Distribution

Admiral Shares	—

VIPER Shares	6

Custodian Fees	27

Shareholders' Reports

Admiral Shares	—

VIPER Shares	1

Total Expenses	45

Net Investment Income	138

Realized Net Gain (Loss) on
Investment Securities Sold	1,043

Change in Unrealized Appreciation
(Depreciation) of Investment Securities	(909)

Net Increase (Decrease) in Net Assets
Resulting from Operations	272

Statement of Changes in Net Assets

	Six Months Ended Feb. 28, 2006 ($000)	Year Ended Aug. 31, 2005 ($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	138	136

Realized Net Gain (Loss)	1,043	1,483

Change in Unrealized Appreciation (Depreciation)	(909)	1,242

Net Increase (Decrease) in Net Assets Resulting from Operations	272	2,861

Distributions

Net Investment Income

Admiral Shares	(2)	—

VIPER Shares	(216)	(105)

Realized Capital Gain

Admiral Shares	—	—

VIPER Shares	—	—

Total Distributions	(218)	(105)

Capital Share Transactions—Note E

Admiral Shares	331	100

VIPER Shares	10,800	10,639

Net Increase (Decrease) from Capital Share Transactions	11,131	10,739

Total Increase (Decrease)	11,185	13,495

Net Assets

Beginning of Period	32,290	18,795

End of Period[2]	43,475	32,290

1	Interest income from an affiliated company of the fund was $1,000.
2	Including undistributed net investment income of $30,000 and $110,000.

Consumer Discretionary Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding Throughout Each Period	Six Months Ended Feb. 28, 2006	July 14[1] to Aug. 31, 2005

Net Asset Value, Beginning of Period	$27.75	$28.29

Investment Operations

Net Investment Income	.109[2]	.16[2]

Net Realized and Unrealized Gain (Loss) on Investments	.128	(.70)

Total from Investment Operations	.237	(.54)

Distributions

Dividends from Net Investment Income	(.157)	—

Distributions from Realized Capital Gains	—	—

Total Distributions	(.157)	—

Net Asset Value, End of Period	$27.83	$27.75

Total Return[3]	0.86%	-1.91%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$0.4	$0.1

Ratio of Total Expenses to Average Net Assets	0.28%[4]	0.28%[4]

Ratio of Net Investment Income to Average Net Assets	0.74%[4]	0.67%[4]

Portfolio Turnover Rate[5]	11%[4]	13%

VIPER Shares

For a Share Outstanding Throughout Each Period	Six Months Ended Feb. 28, 2006	Year Ended Aug. 31, 2005	Jan. 26[1] to Aug. 31, 2004

Net Asset Value, Beginning of Period	$53.65	$46.99	$50.09

Investment Operations

Net Investment Income	.204[2]	.35[2]	.20

Net Realized and Unrealized Gain (Loss) on Investments	.264	6.66	(3.30)

Total from Investment Operations	.468	7.01	(3.10)

Distributions

Dividends from Net Investment Income	(.308)	(.35)	—

Distributions from Realized Capital Gains	—	—	—

Total Distributions	(.308)	(.35)	—

Net Asset Value, End of Period	$53.81	$53.65	$46.99

Total Return	0.88%	14.91%	-6.19%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$43	$32	$19

Ratio of Total Expenses to Average Net Assets	0.25%[4]	0.26%	0.28%[4]

Ratio of Net Investment Income to Average Net Assets	0.77%[4]	0.69%	0.68%[4]

Portfolio Turnover Rate[5]	11%[4]	13%	11%

1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund

Notes to Financial Statements

Vanguard Consumer Discretionary Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard World Funds. The fund offers two classes of shares, Admiral Shares and VIPER Shares. Admiral Shares are available to any investor who meets the fund’s minimum purchase requirements. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income Accordingly, no provision for federal income taxes is required in the financial statements.

3.     Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4.     Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of Admiral Shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2006, the fund had contributed capital of $5,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C.     Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2006, the fund realized $1,142,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2005, the fund had available realized losses of $68,000 to offset future net capital gains of $36,000 through August 31, 2013, and $32,000 through August 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At February 28, 2006, net unrealized depreciation of investment securities for tax purposes was $966,000, consisting of unrealized gains of $1,595,000 on securities that had risen in value since their purchase and $2,561,000 in unrealized losses on securities that had fallen in value since their purchase.

D.     During the six months ended February 28, 2006, the fund purchased $43,625,000 of investment securities and sold $32,399,000 of investment securities, other than temporary cash investments.

E.     Capital share transactions for each class of shares were (see table below):

	Six Months Ended February 28, 2006		Year Ended August 31, 2005
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)

Admiral Shares

Issued	330	12	100	4

Issued in Lieu of Cash Distributions	1	—	—	—

Redeemed	—	—	—	—

Net Increase (Decrease)—Admiral Shares	331	12	100	4

VIPER Shares

Issued	41,466	800	31,226	600

Issued in Lieu of Cash Distributions	—	—	—	—

Redeemed	(30,666)	(600)	(20,587)	(400)

Net Increase (Decrease)—VIPER Shares	10,800	200	10,639	200

Consumer Staples Index Fund

Fund Profile
As of February 28, 2006

Portfolio Characteristics	Fund	Target Index[1]	Broad Index[2]
Number of Stocks	102	101	2,478
Median Market Cap	$32.3B	$99.0B	$30.6B
Price/Earnings Ratio	18.9x	18.8x	18.1x
Price/Book Ratio	3.6x	3.9x	2.9x
Yield		2.2%	1.7%
Admiral Shares	1.9%
VIPER Shares	1.9%
Return on Equity	27.5%	29.7%	17.3%
Earnings Growth Rate	12.2%	12.5%	14.0%
Foreign Holdings	0.9%	0.0%	0.0%
Turnover Rate	21%[3]	—	—
Expense Ratio		—	—
Admiral Shares	0.28%[3]
VIPER Shares	0.25%[3]
Short-Term Reserves	0%	—	—

Industry Diversification (% of portfolio)
Agricultural Products	3%
Brewers	3
Distillers & Vintners	1
Drug Retail	7
Food Distributors	2
Food Retail	6
Household Products	23
Hypermarkets & Super Centers	10
Packaged Foods & Meats	15
Personal Products	4
Soft Drinks	13
Tobacco	13

Ten Largest Holdings[4] (% of total net assets)
The Procter & Gamble Co.	15.4%
Altria Group, Inc.	10.5
Wal-Mart Stores, Inc.	7.4
PepsiCo, Inc.	6.1
The Coca-Cola Co.	5.4
Walgreen Co.	4.0
Anheuser-Busch Cos., Inc.	2.9
Colgate-Palmolive Co.	2.6
Kimberly-Clark Corp.	2.5
Costco Wholesale Corp.	2.2
Top Ten	59.0%

1	MSCI US IMI/Consumer Staples.
2	MSCI US IMI/2500.
3	Annualized.
4	“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Consumer Staples Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 26, 2004–February 28, 2006

[Dark gray] - Consumer Staples Index Fund VIPER Shares Net Asset Value
[Light Gray] - MSCI US IMI/Consumer Staples

Average Annual Total Returns: Periods Ended December 31, 2005
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

			Since
	Inception Date	One Year	Inception

VIPER Shares	1/26/2004

Market Price		4.03%	6.86%

Net Asset Value		3.95	6.85

Admiral Shares[2]	1/30/2004	3.90	7.12

1	Six months ended February 28, 2006.
2	Reflective of the 2% fee assessed on redemptions of shares held less than one year. Note: See Financial Highlights tables on page 21 for dividend and capital gains information.

Consumer Staples Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Shares	Market Value• ($000)
Common Stocks (100.0%)
Beverages (17.7%)
PepsiCo, Inc.	103,867	6,140
The Coca-Cola Co.	129,988	5,456
Anheuser-Busch Cos., Inc.	70,345	2,922
* Constellation Brands, Inc. Class A	21,826	575
Coca-Cola Enterprises, Inc.	28,986	570
Molson Coors Brewing Co. Class B	8,070	506
The Pepsi Bottling Group, Inc.	16,687	490
Brown-Forman Corp. Class B	5,188	365
PepsiAmericas, Inc.	10,935	262
* Hansen Natural Corp.	2,396	224
* Boston Beer Co., Inc. Class A	5,690	152
Coca-Cola Bottling Co.	3,096	140
Food & Staples Retailing (24.8%)		17,802
Wal-Mart Stores, Inc.	164,917	7,481
Walgreen Co.	90,641	4,066
Costco Wholesale Corp.	43,343	2,223
CVS Corp.	75,118	2,128
Sysco Corp.	57,841	1,740
* The Kroger Co.	66,018	1,323
Safeway, Inc.	44,210	1,075
Whole Foods Market, Inc.	13,967	892
Albertson's, Inc.	32,047	815
SuperValu Inc.	15,804	499
* BJ's Wholesale Club, Inc.	9,939	315
* Rite Aid Corp.	80,068	295
* United Natural Foods, Inc.	7,003	233
Casey's General Stores, Inc.	8,642	227
Longs Drug Stores, Inc.	5,704	219
* Performance Food Group Co.	7,393	217
Ruddick Corp.	8,203	198
* Central European Distribution Corp.	4,203	176
* The Great Atlantic & Pacific Tea Co., Inc.	5,353	173
* Wild Oats Markets Inc.	9,406	169
Weis Markets, Inc.	3,664	164
The Topps Co., Inc.	18,489	149
Arden Group Inc. Class A	1,616	147
Ingles Markets, Inc.	8,645	143
Food Products (18.0%)		25,067
Archer-Daniels-Midland Co.	54,986	1,744
General Mills, Inc.	30,187	1,487
Sara Lee Corp.	73,090	1,292
H.J. Heinz Co.	32,278	1,222
Kellogg Co.	25,513	1,130
ConAgra Foods, Inc.	51,060	1,074
Wm. Wrigley Jr. Co.	14,359	912
The Hershey Co.	17,230	881
Kraft Foods Inc.	25,837	777
Campbell Soup Co.	23,511	732
Bunge Ltd.	11,812	670
* Dean Foods Co.	14,875	557
McCormick & Co., Inc.	14,037	461
Tyson Foods, Inc.	28,589	387
Hormel Foods Corp.	10,181	351
* Smithfield Foods, Inc.	12,344	326
J.M. Smucker Co.	8,052	318
Del Monte Foods Co.	28,903	314
Corn Products International, Inc.	10,546	284
Flowers Foods, Inc.	8,800	242
* Ralcorp Holdings, Inc.	5,866	227
Lancaster Colony Corp.	5,524	222
Pilgrim's Pride Corp.	8,965	207
Delta & Pine Land Co.	7,784	197
* Hain Celestial Group, Inc.	8,336	195
* TreeHouse Foods Inc.	8,379	189
Chiquita Brands International, Inc.	10,772	186
Seaboard Corp.	123	184
Tootsie Roll Industries, Inc.	6,310	178
J & J Snack Foods Corp.	4,763	162
Lance, Inc.	7,398	161
* Peet's Coffee & Tea Inc.	5,370	161
Sanderson Farms, Inc.	6,412	150
Premium Standard Farms Inc.	9,601	144
Alico, Inc.	3,143	142
Farmer Brothers, Inc.	6,497	141
* Gold Kist Inc.	10,419	138
Household Products (22.6%)		18,145
The Procter & Gamble Co.	259,143	15,530
Colgate-Palmolive Co.	47,262	2,575
Kimberly-Clark Corp.	42,553	2,518
The Clorox Co.	15,021	916
* Energizer Holdings, Inc.	7,390	404
Church & Dwight, Inc.	9,103	314
* Central Garden and Pet Co.	3,907	212
* Spectrum Brands Inc.	9,931	189
WD-40 Co.	5,369	164
Leisure Equipment & Products (0.0%)		22,822
* Revlon Inc.Rights Exp. 3/20/06	48,197	3

Personal Products (3.8%)
Avon Products, Inc.	44,101	1,272
Estee Lauder Cos. Class A	13,880	519
Alberto-Culver Co. Class B	9,445	431
* NBTY, Inc.	10,603	232
* Herbalife Ltd.	7,244	225
Nu Skin Enterprises, Inc.	12,138	219
* Elizabeth Arden, Inc.	7,375	180
* Chattem, Inc.	4,535	177
* USANA Health Sciences, Inc.	3,884	168
* Playtex Products, Inc.	15,247	160
Mannatech, Inc.	10,857	145
* Revlon, Inc. Class A	39,697	134
Tobacco (13.1%)		3,862
Altria Group, Inc.	147,985	10,640
Reynolds American Inc.	8,794	933
UST, Inc.	17,459	679
Carolina Group	9,400	446
Universal Corp. (VA)	5,223	212
Vector Group Ltd.	8,815	164
Alliance One International, Inc.	35,617	159
		13,233
Total Common Stocks (Cost $96,647)		100,934

Consumer Staples Index Fund

	Shares	Market Value• ($000)
Temporary Cash Investment (0.0%)
[1] Vanguard Market Liquidity Fund, 4.511% (Cost $12)	11,513	12
Total Investments (100.0%) (Cost $96,659)		100,946
Other Assets and Liabilities (0.0%)
Other Assets—Note B		935
Liabilities		(954)
		(19)
Net Assets (100%)		100,927

At February 28, 2006, net assets consisted of:2

Amount ($000)

Paid-in Capital	97,082

Undistributed Net Investment Income	220

Accumulated Net Realized Losses	(662)

Unrealized Appreciation	4,287

Net Assets	100,927

Admiral Shares—Net Assets

Applicable to 154,528 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,332

Net Asset Value Per Share—
Admiral Shares	$28.03

VIPER Shares—Net Assets

Applicable to 1,700,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	96,595

Net Asset Value Per Share—
VIPER Shares	$56.82

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Consumer Staples Index Fund

Statement of Operations

Six Months Ended Feb. 28, 2006
($000)

Investment Income

Income

Dividends	943

Interest[1]	1

Total Income	944

Expenses

The Vanguard Group—Note B

Investment Advisory Services	6

Management and Administrative

Admiral Shares	4

VIPER Shares	79

Marketing and Distribution

Admiral Shares	1

VIPER Shares	13

Custodian Fees	2

Shareholders' Reports

Admiral Shares	1

VIPER Shares	2

Total Expenses	108

Net Investment Income	836

Realized Net Gain (Loss) on

Investment Securities Sold	(653)

Change in Unrealized Appreciation

(Depreciation) of Investment Securities	2,184

Net Increase (Decrease) in Net Assets

Resulting from Operations	2,367

Statement of Changes in Net Assets

	Six Months Ended Feb. 28, 2006 ($000)	Year Ended Aug. 31, 2005 ($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	836	652

Realized Net Gain (Loss)	(653)	(10)

Change in Unrealized Appreciation (Depreciation)	2,184	1,835

Net Increase (Decrease) in Net Assets Resulting from Operations	2,367	2,477

Distributions

Net Investment Income

Admiral Shares	(51)	(16)

VIPER Shares	(1,055)	(341)

Realized Capital Gain

Admiral Shares	—	(4)

VIPER Shares	—	(96)

Total Distributions	(1,106)	(457)

Capital Share Transactions—Note E

Admiral Shares	245	3,109

VIPER Shares	22,553	49,996

Net Increase (Decrease) from Capital Share Transactions	22,798	53,105

Total Increase (Decrease)	24,059	55,125

Net Assets

Beginning of Period	76,868	21,743

End of Period[2]	100,927	76,868

1	Interest income from an affiliated company of the fund was $1,000.
2	Including undistributed net investment income of $220,000 and $490,000.

Consumer Staples Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding Throughout Each Period	Six Months Ended Feb. 28, 2006	Year Ended Aug. 31, 2005	Jan. 30[1] to Aug. 31, 2004

Net Asset Value, Beginning of Period	$27.64	$25.82	$25.00

Investment Operations

Net Investment Income	.265[2]	.427[2]	.24

Net Realized and Unrealized Gain (Loss) on Investments	.468	1.952	.58

Total from Investment Operations	.733	2.379	.82

Distributions

Dividends from Net Investment Income	(.343)	(.440)	—

Distributions from Realized Capital Gains	—	(.119)	—

Total Distributions	(.343)	(.559)	—

Net Asset Value, End of Period	$28.03	$27.64	$25.82

Total Return[3]	2.65%	9.29%	3.28%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$4	$4	$1

Ratio of Total Expenses to Average Net Assets	0.28%[4]	0.28%	0.28%[4]

Ratio of Net Investment Income to Average Net Assets	1.92%[4]	1.69%	1.51%[4]

Portfolio Turnover Rate[5]	21%[4]	7%	20%

VIPER Shares

For a Share Outstanding Throughout Each Period	Six Months Ended Feb. 28, 2006	Year Ended Aug. 31, 2005	Jan. 26[1] to Aug. 31, 2004

Net Asset Value, Beginning of Period	$56.03	$52.28	$50.84

Investment Operations

Net Investment Income	.540[2]	.950[2]	.47

Net Realized and Unrealized Gain (Loss) on Investments	.953	3.894	.97

Total from Investment Operations	1.493	4.844	1.44

Distributions

Dividends from Net Investment Income	(.703)	(.853)	—

Distributions from Realized Capital Gains	—	(.241)	—

Total Distributions	(.703)	(1.094)	—

Net Asset Value, End of Period	$56.82	$56.03	$52.28

Total Return	2.66%	9.33%	2.83%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$97	$73	$21

Ratio of Total Expenses to Average Net Assets	0.25%[4]	0.26%	0.28%[4]

Ratio of Net Investment Income to Average Net Assets	1.95%[4]	1.71%	1.51%[4]

Portfolio Turnover Rate[5]	21%[4]	7%	20%

1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund

Notes to Financial Statements

Vanguard Consumer Staples Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard World Funds. The fund offers two classes of shares, Admiral Shares and VIPER Shares. Admiral Shares are available to any investor who meets the fund’s minimum purchase requirements. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3.     Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4.     Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of Admiral Shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2006, the fund had contributed capital of $11,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C.     Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2005, the fund had available realized losses of $18,000 to offset future net capital gains through August 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2006, net unrealized appreciation of investment securities for tax purposes was $4,287,000, consisting of unrealized gains of $7,196,000 on securities that had risen in value since their purchase and $2,909,000 in unrealized losses on securities that had fallen in value since their purchase.

D.     During the six months ended February 28, 2006, the fund purchased $31,904,000 of investment securities and sold $9,328,000 of investment securities, other than temporary cash investments.

E.     Capital share transactions for each class of shares were (see table below):

	Six Months Ended February 28, 2006		Year Ended August 31, 2005
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)

Admiral Shares

Issued	843	30	3,792	140

Issued in Lieu of Cash Distributions	50	2	12	—

Redeemed[1]	(648)	(23)	(695)	(26)

Net Increase (Decrease)—Admiral Shares	245	9	3,109	114

VIPER Shares

Issued	22,553	400	49,996	900

Issued in Lieu of Cash Distributions	—	—	—	—

Redeemed	—	—	—	—

Net Increase (Decrease)—VIPER Shares	22,553	400	49,996	900

1  Net of redemption fees of $1,000 and $7,000.

Energy Index Fund

Fund Profile
As of February 28, 2006

Portfolio Characteristics	Fund	Target Index[1]	Broad Index[2]
Number of Stocks	137	137	2,478
Median Market Cap	$34.8B	$39.0B	$30.6B
Price/Earnings Ratio	11.5x	11.5x	18.1x
Price/Book Ratio	3.0x	3.0x	2.9x
Yield		1.4%	1.7%
Admiral Shares	1.2%
VIPER Shares	1.2%
Return on Equity	19.4%	20.1%	17.3%
Earnings Growth Rate	23.5%	23.2%	14.0%
Foreign Holdings	0.1%	0.0%	0.0%
Turnover Rate	35%[3]	—	—
Expense Ratio		—	—
Admiral Shares	0.28%[3]
VIPER Shares	0.25%[3]
Short-Term Reserves	0%	—	—

Industry Diversification (% of portfolio)
Coal & Consumable Fuels	2%
Integrated Oil & Gas	47
Oil & Gas Drilling	7
Oil & Gas Equipment & Services	18
Oil & Gas Exploration & Production	19
Oil & Gas Refining & Marketing	4
Oil & Gas Storage & Transportation	3

Ten Largest Holdings[4] (% of total net assets)
ExxonMobil Corp.	20.1%
Chevron Corp.	11.7
ConocoPhillips Co.	7.8
Schlumberger Ltd.	6.5
Occidental Petroleum Corp.	3.1
Burlington Resources, Inc.	2.7
Halliburton Co.	2.6
Valero Energy Corp.	2.4
Marathon Oil Corp.	2.0
Devon Energy Corp.	1.9
Top Ten	60.8%

1	MSCI US IMI/Consumer Discretionary.
2	MSCI US IMI/2500.
3	Annualized.
4	“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Energy Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 23, 2004–February 28, 2006

[Dark Gray] - Energy Index Fund VIPER Shares Net Asset Value
[Light gray] - MSCI US IMI/Energy

Average Annual Total Returns: Periods Ended December 31, 2005
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

			Since
	Inception Date	One Year	Inception

VIPER Shares	9/23/2004

Market Price		39.05%	36.60%

Net Asset Value		39.05	36.55

Admiral Shares[2]	10/7/2004	38.97	31.76

1	Six months ended February 28, 2006.
2	Total returns do not reflect the 2% fee assessed on redemptions of shares held less than one year. Note: See Financial Highlights tables on page 28 for dividend and capital gains information.

Energy Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Shares	Market Value• ($000)
Common Stocks (99.9%)
Energy Equipment & Services (25.6%)
Oil & Gas Drilling (7.5%)
* Transocean Inc.	88,945	6,598
GlobalSantaFe Corp.	64,189	3,552
* Nabors Industries, Inc.	43,593	2,875
Noble Corp.	36,271	2,681
ENSCO International, Inc.	40,830	1,825
Diamond Offshore Drilling, Inc.	19,360	1,498
* Pride International, Inc.	43,367	1,343
Patterson-UTI Energy, Inc.	45,681	1,259
Rowan Cos., Inc.	28,711	1,156
Helmerich & Payne, Inc.	15,812	1,040
* Unit Corp.	12,586	669
Todco Class A	17,647	592
* Atwood Oceanics, Inc.	4,947	446
* Grey Wolf, Inc.	54,294	377
* Parker Drilling Co.	35,504	328
* Pioneer Drilling Co.	15,969	230

Oil & Gas Equipment & Services (18.1%)
Schlumberger Ltd.	199,924	22,991
Halliburton Co.	137,069	9,321
Baker Hughes, Inc.	91,838	6,242
* Weatherford International Ltd.	94,171	4,061
* National Oilwell Varco Inc.	45,737	2,784
BJ Services Co.	86,760	2,716
Smith International, Inc.	56,992	2,207
* Grant Prideco, Inc.	35,012	1,417
* Cooper Cameron Corp.	30,415	1,232
* FMC Technologies Inc.	18,794	882
Tidewater Inc.	16,331	853
* Cal Dive International, Inc.	21,944	773
* Maverick Tube Corp.	15,316	713
* Superior Energy Services, Inc.	19,687	512
* Core Laboratories NV	11,075	508
* Veritas DGC Inc.	11,882	501
* TETRA Technologies, Inc.	12,540	472
* Lone Star Technologies, Inc.	9,129	454
* Oil States International, Inc.	13,114	453
* Universal Compression Holdings, Inc.	10,128	443
* Oceaneering International, Inc.	7,641	421
* W-H Energy Services, Inc.	10,511	415
* Hydrill Co.	5,429	366
* Hanover Compressor Co.	23,211	355
* SEACOR Holdings Inc.	4,527	330
* NS Group Inc.	7,898	322
* Global Industries Ltd.	23,851	303
CARBO Ceramics Inc.	5,187	284
RPC Inc.	12,610	267
Lufkin Industries	4,957	257
* Dril-Quip, Inc.	4,690	238
* Newpark Resources, Inc.	31,517	235
* Gulfmark Offshore, Inc.	7,005	192
* Hornbeck Offshore Services, Inc.	5,516	177
* Bristow Group, Inc.	5,788	173
* Input/Output, Inc.	19,088	144
Oil, Gas & Consumable Fuels (74.3%)		90,483
Coal & Consumable Fuels (2.3%)
Peabody Energy Corp.	71,525	3,453
CONSOL Energy, Inc.	25,926	1,660
Arch Coal, Inc.	18,973	1,387
Massey Energy Co.	19,959	742
Foundation Coal Holdings, Inc.	12,223	489
USEC Inc.	23,174	288
* James River Coal Co.	6,402	231

Integrated Oil & Gas (46.2%)
ExxonMobil Corp.	1,195,140	70,955
Chevron Corp.	731,306	41,304
ConocoPhillips Co.	453,641	27,654
Occidental Petroleum Corp.	121,416	11,114
Marathon Oil Corp.	98,323	6,942
Amerada Hess Corp.	22,293	3,083
Murphy Oil Corp.	46,282	2,169

Oil & Gas Exploration & Production (18.6%)
Burlington Resources, Inc.	107,639	9,707
Devon Energy Corp.	113,281	6,642
Apache Corp.	87,650	5,866
Anadarko Petroleum Corp.	59,020	5,852
EOG Resources, Inc.	64,728	4,363
XTO Energy, Inc.	93,926	3,935
Kerr-McGee Corp.	30,193	2,950
Chesapeake Energy Corp.	95,643	2,840
* Ultra Petroleum Corp.	41,976	2,184
Noble Energy, Inc.	47,103	1,980
Pioneer Natural Resources Co.	37,238	1,567
* Southwestern Energy Co.	44,500	1,428
* Newfield Exploration Co.	32,844	1,269
Cimarex Energy Co.	21,245	906
Range Resources Corp.	37,205	890
* Denbury Resources, Inc.	29,669	841
Plains Exploration & Production Co.	19,490	794
Pogo Producing Co.	15,576	777
* Forest Oil Corp.	14,635	727
St. Mary Land & Exploration Co.	18,359	705
Cabot Oil & Gas Corp.	13,615	616
* Cheniere Energy, Inc.	13,284	527
* KFX, Inc.	22,823	477
* Quicksilver Resources, Inc.	12,285	446
* Houston Exploration Co.	7,385	427
Penn Virginia Corp.	6,750	417
* Whiting Petroleum Corp.	9,434	383
* KCS Energy, Inc.	14,912	352
* Atlas America, Inc.	5,232	350
* Encore Acquisition Co.	11,282	346
* Bill Barrett Corp.	10,389	344
* Comstock Resources, Inc.	12,135	341
Berry Petroleum Class A	4,652	314
* ATP Oil & Gas Corp.	8,284	309
* Swift Energy Co.	7,614	295
W&T Offshore, Inc.	6,761	263
* Stone Energy Corp.	6,323	262
* Warren Resources Inc.	17,872	261
* Petrohawk Energy Corp.	20,072	254
* Remington Oil & Gas Corp.	6,043	253
* Delta Petroleum Corp.	11,279	220
* Energy Partners, Ltd.	9,250	213
* Carrizo Oil & Gas, Inc.	9,066	211
* Petroleum Development Corp.	4,368	188

Energy Index Fund

	Shares	Market Value• ($000)
* PetroQuest Energy, Inc.	18,687	175
* Goodrich Petroleum Corp.	6,907	167
* Brigham Exploration Co.	19,103	164
Resource America, Inc.	9,970	164
* Bois d'Arc Energy, Inc.	10,037	151
* GeoGlobal Resources Inc.	14,723	134
* The Meridian Resource Corp.	23,111	98
* Harvest Natural Resources, Inc.	10,307	93
* Endeavor International Corp.	28,306	87

Oil & Gas Refining & Marketing (4.2%)
Valero Energy Corp.	157,286	8,460
Sunoco, Inc.	35,679	2,644
Tesoro Petroleum Corp.	18,239	1,102
Western Gas Resources, Inc.	15,159	717
Frontier Oil Corp.	14,276	660
Holly Corp.	5,953	355
World Fuel Services Corp.	10,163	308
* Giant Industries, Inc.	4,980	290
* Syntroleum Corp.	18,253	161

Oil & Gas Storage & Transportation (3.0%)
Williams Cos., Inc.	156,859	3,383
Kinder Morgan, Inc.	31,165	2,891
El Paso Corp.	181,999	2,381
* Kinder Morgan Management, LLC	14,387	629
OMI Corp.	21,350	374
Overseas Shipholding Group Inc.	7,131	361
Crosstex Energy, Inc.	2,904	231
General Maritime Corp.	5,900	216
* Enbridge Energy Management LLC	4,659	215
		262,374
Total Investments (Cost $317,257)		352,857
Other Assets and Liabilities (0.1%)
Other Assets—Note B		8,003
Payables for Investment Securities Purchased		(7,125)
Other Liabilities		(690)
		188
Net Assets (100%)		353,045

At February 28, 2006, net assets consisted of:1

Amount ($000)

Paid-in Capital	317,507

Undistributed Net Investment Income	963

Accumulated Net Realized Losses	(1,025)

Unrealized Appreciation	35,600

Net Assets	353,045

Admiral Shares—Net Assets

Applicable to 2,019,209 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	75,526

Net Asset Value Per Share—
Admiral Shares	$37.40

VIPER Shares—Net Assets

Applicable to 3,701,969 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	277,519

Net Asset Value Per Share—
VIPER Shares	$74.97

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Energy Index Fund

Statement of Operations

Six Months Ended Feb. 28, 2006
($000)

Investment Income

Income

Dividends	2,068

Interest[1]	6

Total Income	2,074

Expenses

The Vanguard Group—Note B

Investment Advisory Services	14

Management and Administrative

Admiral Shares	68

VIPER Shares	243

Marketing and Distribution

Admiral Shares	13

VIPER Shares	—

Custodian Fees	9

Shareholders' Reports

Admiral Shares	8

VIPER Shares	8

Total Expenses	363

Net Investment Income	1,711

Realized Net Gain (Loss) on
Investment Securities Sold	7,216

Change in Unrealized Appreciation
(Depreciation) of Investment Securities	(5,656)

Net Increase (Decrease) in Net Assets
Resulting from Operations	3,271

Statement of Changes in Net Assets

	Six Months Ended Feb. 28, 2006 ($000)	Sept. 23, 2004[2] to Aug. 31, 2005 ($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	1,711	2,036

Realized Net Gain (Loss)	7,216	2,416

Change in Unrealized Appreciation (Depreciation)	(5,656)	41,256

Net Increase (Decrease) in Net Assets Resulting from Operations	3,271	45,708

Distributions

Net Investment Income

Admiral Shares	(618)	(2)

VIPER Shares	(2,034)	(130)

Realized Capital Gain

Admiral Shares	—	—

VIPER Shares	—	—

Total Distributions	(2,652)	(132)

Capital Share Transactions—Note E

Admiral Shares	13,627	51,140

VIPER Shares	96,522	145,561

Net Increase (Decrease) from Capital Share Transactions	110,149	196,701

Total Increase (Decrease)	110,768	242,277

Net Assets

Beginning of Period	242,277	—

End of Period[3]	353,045	242,277

1	Interest income from an affiliated company of the fund was $6,000.
2	Inception.
3	Including undistributed net investment income of $963,000 and $1,904,000.

Energy Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding Throughout Each Period	Six Months Ended Feb. 28, 2006	Oct. 7, 2004[1] to Aug. 31, 2005

Net Asset Value, Beginning of Period	$36.29	$25.98

Investment Operations

Net Investment Income	.21[2]	.588[2,3]

Net Realized and Unrealized Gain (Loss) on Investments	1.25	9.833

Total from Investment Operations	1.46	10.421

Distributions

Dividends from Net Investment Income	(.35)	(.111)

Distributions from Realized Capital Gains	—	—

Total Distributions	(.35)	(.111)

Net Asset Value, End of Period	$37.40	$36.29

Total Return[4]	4.04%	40.27%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$76	$60

Ratio of Total Expenses to Average Net Assets	0.28%[5]	0.28%[5]

Ratio of Net Investment Income to Average Net Assets	1.19%[5]	1.95%[3,5]

Portfolio Turnover Rate[6]	35%[5]	16%

VIPER Shares

For a Share Outstanding Throughout Each Period	Six Months Ended Feb. 28, 2006	Sept. 23, 2004[1] to Aug. 31, 2005

Net Asset Value, Beginning of Period	$72.72	$49.24

Investment Operations

Net Investment Income	.449[2]	1.169[2,7]

Net Realized and Unrealized Gain (Loss) on Investments	2.502	22.527

Total from Investment Operations	2.951	23.696

Distributions

Dividends from Net Investment Income	(.701)	(.216)

Distributions from Realized Capital Gains	—	—

Total Distributions	(.701)	(.216)

Net Asset Value, End of Period	$74.97	$72.72

Total Return	4.07%	48.29%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$278	$182

Ratio of Total Expenses to Average Net Assets	0.25%[5]	0.26%[5]

Ratio of Net Investment Income to Average Net Assets	1.22%[5]	1.97%[5,7]

Portfolio Turnover Rate[6]	35%[5]	16%

1	Inception.
2	Calculated based on average shares outstanding.
3	Net investment income per share and the ratio of net investment income to average net assets include $.163 and 0.52%, respectively, resulting from a cash payment received in connection with the merger of Chevron Corp. and Unocal Corp. in August 2005.
4	Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.
5	Annualized.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
7	Net investment income per share and the ratio of net investment income to average net assets include $.324 and 0.52%, respectively, resulting from a cash payment received in connection with the merger of Chevron Corp. and Unocal Corp. in August 2005.
See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund

Notes to Financial Statements

Vanguard Energy Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard World Funds. The fund offers two classes of shares, Admiral Shares and VIPER Shares. Admiral Shares are available to any investor who meets the fund’s minimum purchase requirements. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3.     Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4.     Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of Admiral Shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2006, the fund had contributed capital of $41,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C.     Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2006, the fund realized $8,205,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2005, the fund had available realized losses of $36,000 to offset future net capital gains of $5,000 through August 31, 2013, and $31,000 through August 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At February 28, 2006, net unrealized appreciation of investment securities for tax purposes was $35,600,000, consisting of unrealized gains of $37,510,000 on securities that had risen in value since their purchase and $1,910,000 in unrealized losses on securities that had fallen in value since their purchase.

D.     During the six months ended February 28, 2006, the fund purchased $187,904,000 of investment securities and sold $78,424,000 of investment securities, other than temporary cash investments.

E.     Capital share transactions for each class of shares were (see table below):

	Six Months Ended February 28, 2006		September 23, 2004[1] to August 31, 2005
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)

Admiral Shares

Issued	18,492	492	53,398	1,741

Issued in Lieu of Cash Distributions	548	15	2	—

Redeemed[2]	(5,413)	(154)	(2,260)	(74)

Net Increase (Decrease)—Admiral Shares	13,627	353	51,140	1,667

VIPER Shares

Issued	124,914	1,602	162,797	2,800

Issued in Lieu of Cash Distributions	—	—	—	—

Redeemed	(28,392)	(400)	(17,236)	(300)

Net Increase (Decrease)—VIPER Shares	96,522	1,202	145,561	2,500

1	Inception.
2	Net of redemption fees of $89,000 and $46,000.

Financials Index Fund

Fund Profile
As of February 28, 2006

Portfolio Characteristics	Fund	Target Index[1]	Broad Index[2]
Number of Stocks	545	545	2,478
Median Market Cap	$29.0B	$29.0B	$30.6B
Price/Earnings Ratio	15.3x	15.2x	18.1x
Price/Book Ratio	2.0x	2.0x	2.9x
Yield		2.7%	1.7%
Admiral Shares	2.4%
VIPER Shares	2.4%
Return on Equity	15.8%	15.8%	17.3%
Earnings Growth Rate	12.9%	12.9%	14.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	7%[3]	—	—
Expense Ratio		—	—
Admiral Shares	0.28%[3]
VIPER Shares	0.25%[3]
Short-Term Reserves	0%	—	—

Industry Diversification (% of portfolio)
Asset Management & Custody Banks	5%
Consumer Finance	4
Diversified Banks	15
Insurance Brokers	1
Investment Banking & Brokerage	9
Life & Health Insurance	5
Multiline Insurance	7
Other Diversified Financial Services	12
Property & Casualty Insurance	8
Real Estate Investment Trusts	11
Real Estate Management & Development	1
Regional Banks	11
Reinsurance	1
Specialized Finance	2
Thrifts & Mortgage Finance	8

Ten Largest Holdings[4] (% of total net assets)
Citigroup, Inc.	7.5%
Bank of America Corp.	6.8
American International Group, Inc.	4.7
JPMorgan Chase & Co.	4.6
Wells Fargo & Co.	3.5
Wachovia Corp.	2.8
Merrill Lynch & Co., Inc.	2.2
American Express Co.	1.9
Morgan Stanley	1.9
U.S. Bancorp	1.8
Top Ten	37.7%

1	MSCI US IMI/Financials.
2	MSCI US IMI/2500.
3	Annualized.
4	“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Financials Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 26, 2004–February 28, 2006

[Dark gray] - Financials Index Fund VIPER Shares Net Asset Value
[Light Gray] - MSCI US IMI/Financials

Average Annual Total Returns: Periods Ended December 31, 2005
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

			Since
	Inception Date	One Year	Inception

VIPER Shares	1/26/2004

Market Price		6.07%	7.71%

Net Asset Value		6.07	7.65

Admiral Shares[2]	2/4/2004	6.04	8.70

1	Six months ended February 28, 2006.
2	Reflective of the 2% fee assessed on redemptions of shares held less than one year. Note: See Financial Highlights tables on page 38 for dividend and capital gains information.

Financials Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Shares	Market Value• ($000)
Common Stocks (100.1%)
Capital Markets (14.0%)
Merrill Lynch & Co., Inc.	25,547	1,972
Morgan Stanley	28,475	1,699
The Goldman Sachs Group, Inc.	11,247	1,589
Lehman Brothers Holdings, Inc.	6,763	987
The Bank of New York Co., Inc.	22,609	774
State Street Corp.	9,676	605
Charles Schwab Corp.	32,325	524
Franklin Resources Corp.	4,434	455
Mellon Financial Corp.	12,280	443
Bear Stearns Co., Inc.	3,160	425
Legg Mason Inc.	3,078	402
Ameriprise Financial, Inc.	6,607	300
* E*TRADE Financial Corp.	10,980	281
Northern Trust Corp.	5,146	271
T. Rowe Price Group Inc.	3,454	265
TD Ameritrade Holding Corp.	8,865	193
Janus Capital Group Inc.	6,472	142
American Capital Strategies, Ltd.	3,395	121
Allied Capital Corp.	4,115	121
Nuveen Investments, Inc. Class A	2,286	110
A.G. Edwards & Sons, Inc.	2,242	100
Federated Investors, Inc.	2,530	98
* Affiliated Managers Group, Inc.	995	98
Eaton Vance Corp.	3,236	91
Investors Financial Services Corp.	1,916	86
Jefferies Group, Inc.	1,439	82
SEI Investments Co.	1,890	79
Raymond James Financial, Inc.	1,634	70
BlackRock, Inc.	429	61
Waddell & Reed Financial, Inc.	2,478	58
* Investment Technology Group, Inc.	1,192	54
* Knight Capital Group, Inc. Class A	2,938	37
* Piper Jaffray Cos., Inc.	586	29
Calamos Asset Management, Inc.	661	25
* LaBranche & Co. Inc.	1,657	23
MCG Capital Corp.	1,430	22
optionsXpress Holdings Inc.	718	22
Greenhill & Co., Inc.	308	20
* GFI Group Inc.	235	14
W.P. Stewart & Co., Ltd.	610	12
SWS Group, Inc.	434	11
Gamco Investors Inc. Class A	184	8
Capital Southwest Corp.	84	8
* MarketAxess Holdings, Inc.	616	8
Cohen & Steers, Inc.	313	6
Commercial Banks (26.5%)		12,801
Bank of America Corp.	136,394	6,254
Wells Fargo & Co.	49,116	3,153
Wachovia Corp.	45,598	2,556
U.S. Bancorp	53,427	1,651
SunTrust Banks, Inc.	10,086	730
National City Corp.	18,177	633
BB&T Corp.	15,982	632
PNC Financial Services Group	8,578	603
Fifth Third Bancorp	13,833	535
KeyCorp	11,990	447
Regions Financial Corp.	12,765	444
North Fork Bancorp, Inc.	13,974	357
AmSouth Bancorp	10,251	284
Comerica, Inc.	4,893	280
Marshall & Ilsley Corp.	5,866	258
Zions Bancorp	2,926	241
M & T Bank Corp.	1,999	225
Synovus Financial Corp.	7,356	209
Compass Bancshares Inc.	3,470	174
Commerce Bancorp, Inc.	4,843	161
Popular, Inc.	7,739	158
Huntington Bancshares Inc.	6,449	155
First Horizon National Corp.	3,516	138
Mercantile Bankshares Corp.	3,592	137
Associated Banc-Corp	3,615	125
UnionBanCal Corp.	1,706	118
TD Banknorth, Inc.	3,621	111
Colonial BancGroup, Inc.	4,045	102
City National Corp.	1,225	93
Commerce Bancshares, Inc.	1,751	90
TCF Financial Corp.	3,497	89
Fulton Financial Corp.	4,788	84
Bank of Hawaii Corp.	1,504	80
Cullen/Frost Bankers, Inc.	1,434	79
Wilmington Trust Corp.	1,805	77
Valley National Bancorp	3,107	75
Sky Financial Group, Inc.	2,832	75
Whitney Holdings Corp.	1,773	61
East West Bancorp, Inc.	1,577	59
Westcorp, Inc.	827	59
FirstMerit Corp.	2,298	57
The South Financial Group, Inc.	2,083	55
* SVB Financial Group	1,018	52
Westamerica Bancorporation	941	51
BancorpSouth, Inc.	2,060	49
UCBH Holdings, Inc.	2,686	48
Cathay General Bancorp	1,306	47
Pacific Capital Bancorp	1,275	46
First Midwest Bancorp, Inc.	1,273	43
Old National Bancorp	2,005	43
Trustmark Corp.	1,410	43
Greater Bay Bancorp	1,485	40
Chittenden Corp.	1,385	40
United Bankshares, Inc.	1,054	39
International Bancshares Corp.	1,322	38
Texas Regional Bancshares, Inc.	1,226	38
Wintrust Financial Corp.	701	37
Park National Corp.	329	35
Provident Bankshares Corp.	941	34
Susquehanna Bancshares, Inc.	1,406	34
Umpqua Holdings Corp.	1,206	32
First Community Bancorp	531	32
Hancock Holding Co.	694	31
BOK Financial Corp.	675	31
Sterling Financial Corp.	1,051	30
Central Pacific Financial Co.	822	30
First Citizens BancShares Class A	159	30

Financials Index Fund

	Shares	Market Value• ($000)
UMB Financial Corp.	438	30
Alabama National BanCorporation	416	29
Citizens Banking Corp.	1,058	28
Glacier Bancorp, Inc.	881	28
CVB Financial Corp.	1,660	28
TrustCo Bank NY	2,175	27
United Community Banks, Inc.	998	27
Boston Private Financial Holdings, Inc.	886	27
First BanCorp Puerto Rico	2,140	27
F.N.B. Corp.	1,620	27
Republic Bancorp, Inc.	2,179	26
* Signature Bank	798	26
First Republic Bank	686	25
Frontier Financial Corp.	765	25
National Penn Bancshares Inc.	1,150	24
First Commonwealth Financial Corp.	1,775	24
S & T Bancorp, Inc.	649	24
Sterling Bancshares, Inc.	1,324	24
MB Financial, Inc.	621	23
Chemical Financial Corp.	695	22
First Charter Corp.	912	22
Amcore Financial, Inc.	724	22
NBT Bancorp, Inc.	943	22
Hanmi Financial Corp.	1,129	20
Westbanco Inc.	619	20
Gold Banc Corp., Inc.	1,065	19
PrivateBancorp, Inc.	499	19
Community Banks, Inc.	678	19
City Holding Co.	517	19
Prosperity Bancshares, Inc.	640	18
Mid-State Bancshares	618	18
Capitol Bancorp Ltd.	398	17
First Financial Bankshares, Inc.	461	17
Unizan Financial Corp.	587	16
Community Bank System, Inc.	738	16
First Financial Bancorp	923	16
IBERIABANK Corp.	267	15
Harleysville National Corp.	695	15
Independent Bank Corp. (MI)	538	15
* Texas Capital Bancshares, Inc.	670	14
Sandy Spring Bancorp, Inc.	406	14
Old Second Bancorp, Inc.	436	14
Sterling Financial Corp. (PA)	671	14
Columbia Banking System, Inc.	391	13
* Western Alliance Bancorp	362	13
First Merchants Corp.	493	13
Midwest Banc Holdings, Inc.	492	13
Capital City Bank Group, Inc.	353	12
Bank of the Ozarks, Inc.	339	12
Main Street Banks, Inc.	461	12
Independent Bank Corp. (MA)	384	12
First Indiana Corp.	418	12
Community Trust Bancorp Inc.	355	11
West Coast Bancorp	415	11
* BankFinancial Corp.	675	11
Union Bankshares Corp.	229	10
Irwin Financial Corp.	515	10
Sterling Bancorp	501	10
Washington Trust Bancorp, Inc.	375	10
Suffolk Bancorp	291	10
First Source Corp.	371	10
Placer Sierra Bancshares	372	10
Simmons First National Corp.	336	10
Integra Bank Corp.	438	9
Omega Financial Corp.	287	9
Banner Corp.	286	9
Seacoast Banking Corp. of Florida	338	9
Tompkins Trustco, Inc.	195	9
First Community Bancshares, Inc.	276	9
Oriental Financial Group Inc.	610	9
First Financial Corp. (IN)	303	9
CoBiz Inc.	436	8
S.Y. Bancorp, Inc.	332	8
Great Southern Bancorp, Inc.	292	8
Univest Corp. of Pennsylvania	332	8
U.S.B. Holding Co., Inc.	366	8
Renasant Corp.	222	8
Peoples Bancorp, Inc.	253	7
First Bancorp (NC)	326	7
Arrow Financial Corp.	248	7
Lakeland Bancorp, Inc.	424	7
BancFirst Corp.	77	7
Republic Bancorp, Inc. Class A	288	6
First Oak Brook Bancshares, Inc.	209	6
Financial Institutions, Inc.	250	4
Royal Bancshares of Pennsylvania, Inc.	178	4
Consumer Finance (3.9%)		24,199
American Express Co.	32,802	1,767
Capital One Financial Corp.	8,520	746
SLM Corp.	12,255	691
* AmeriCredit Corp.	3,983	118
The First Marblehead Corp.	941	34
Student Loan Corp.	120	26
Cash America International Inc.	857	23
* Nelnet, Inc.	513	21
* WFS Financial, Inc.	230	19
Advanta Corp. Class B	467	16
* CompuCredit Corp.	423	16
Advance America Cash Advance Centers Inc.	1,079	15
* World Acceptance Corp.	459	12
* Collegiate Funding Services, Inc.	357	7
Advanta Corp. Class A	187	6
Diversified Financial Services (13.9%)		3,517
Citigroup, Inc.	148,558	6,889
JPMorgan Chase & Co.	102,751	4,227
Moody's Corp.	7,370	494
The Chicago Mercantile Exchange	1,013	431
CIT Group Inc.	5,896	317
Leucadia National Corp.	2,369	129
* Nasdaq Stock Market Inc.	2,097	85
* International Securities Exchange, Inc.	815	34
* Portfolio Recovery Associates, Inc.	434	21
Financial Federal Corp.	712	20
* Asset Acceptance Capital Corp.	485	10
* Encore Capital Group, Inc.	408	7
* eSPEED, Inc. Class A	843	7
* Primus Guaranty, Ltd.	330	4
Insurance (22.1%)		12,675
American International Group, Inc.	64,790	4,299
Prudential Financial, Inc.	14,822	1,142
MetLife, Inc.	22,228	1,114
The Allstate Corp.	18,087	991
The St. Paul Travelers, Cos. Inc.	20,326	874
The Hartford Financial Services Group Inc.	8,817	726
* Berkshire Hathaway Inc. Class B	246	710
AFLAC Inc.	14,698	680
Progressive Corp. of Ohio	5,505	592
The Chubb Corp.	5,868	562
ACE Ltd.	9,462	527
Marsh & McLennan Cos., Inc.	15,189	469

Financials Index Fund

	Shares	Market Value• ($000)
The Principal Financial Group, Inc.	8,227	401
Genworth Financial Inc.	11,238	358
Loews Corp.	3,819	352
XL Capital Ltd. Class A	5,131	347
Aon Corp.	7,988	316
Lincoln National Corp.	5,088	289
Jefferson-Pilot Corp.	3,945	238
Ambac Financial Group, Inc.	3,134	236
MBIA, Inc.	3,928	231
Cincinnati Financial Corp.	4,612	205
W.R. Berkley Corp.	3,380	196
SAFECO Corp.	3,667	189
Everest Re Group, Ltd.	1,897	188
UnumProvident Corp.	8,796	182
Fidelity National Financial, Inc.	4,822	182
Torchmark Corp.	3,065	168
Assurant, Inc.	3,265	148
Old Republic International Corp.	6,397	136
White Mountains Insurance Group Inc.	222	123
* Conseco, Inc.	4,409	110
Brown & Brown, Inc.	3,459	108
HCC Insurance Holdings, Inc.	3,266	105
Axis Capital Holdings Ltd.	3,279	102
PartnerRe Ltd.	1,667	101
First American Corp.	2,382	100
Protective Life Corp.	1,932	94
StanCorp Financial Group, Inc.	1,623	88
RenaissanceRe Holdings Ltd.	1,985	88
* Markel Corp.	262	86
Arthur J. Gallagher & Co.	2,774	82
Hanover Insurance Group Inc.	1,573	76
Nationwide Financial Services, Inc.	1,668	71
AmerUs Group Co.	1,149	69
Unitrin, Inc.	1,406	68
Mercury General Corp.	1,109	62
* Philadelphia Consolidated Holding Corp.	574	61
National Financial Partners Corp.	987	58
Ohio Casualty Corp.	1,872	57
* Covanta Holding Corp.	3,129	54
American Financial Group, Inc.	1,273	53
* Arch Capital Group Ltd.	926	52
Endurance Specialty Holdings Ltd.	1,648	52
Platinum Underwriters Holdings, Ltd.	1,652	51
Zenith National Insurance Corp.	955	49
Transatlantic Holdings, Inc.	786	48
Selective Insurance Group	848	46
* ProAssurance Corp.	880	45
Delphi Financial Group, Inc.	846	44
* Alleghany Corp.	153	44
Erie Indemnity Co. Class A	829	44
Aspen Insurance Holdings Ltd.	1,803	42
Reinsurance Group of America, Inc.	913	42
Montpelier Re Holdings Ltd.	2,363	41
Assured Guaranty Ltd.	1,517	40
The Phoenix Cos., Inc.	2,650	38
IPC Holdings Ltd.	1,440	38
Commerce Group, Inc.	687	37
Hilb, Rogal and Hamilton Co.	944	36
UICI	960	35
LandAmerica Financial Group, Inc.	516	34
R.L.I. Corp.	625	33
* Argonaut Group, Inc.	867	32
Max Re Capital Ltd.	1,196	29
Scottish Re Group Ltd.	1,122	28
Infinity Property & Casualty Corp.	621	25
Horace Mann Educators Corp.	1,279	24
Stewart Information Services Corp.	519	24
* USI Holdings Corp.	1,409	20
Fidelity National Title Group, Inc. Class A	837	20
United Fire & Casualty Co.	518	19
American Equity Investment Life Holding Co.	1,372	18
Alfa Corp.	1,129	18
* Navigators Group, Inc.	352	17
* Universal American Financial Corp.	1,029	16
Presidential Life Corp.	622	14
National Western Life Insurance Co. Class A	61	14
* United America Indemnity, Ltd.	612	14
Safety Insurance Group, Inc.	297	13
FBL Financial Group, Inc. Class A	350	12
21st Century Insurance Group	737	12
Midland Co.	353	12
State Auto Financial Corp.	337	11
* CNA Surety Corp.	597	10
Harleysville Group, Inc.	362	10
Odyssey Re Holdings Corp.	415	10
* Quanta Capital Holdings Ltd.	1,755	8
Bristol West Holdings, Inc.	447	8
Direct General Corp.	454	7
Baldwin & Lyons, Inc. Class B	245	6
Clark, Inc.	392	4
National Interstate Corp.	166	4
PXRE Group Ltd.	848	3
Crawford & Co. Class B	346	2
Internet Software & Services (0.0%)		20,219
* HouseValues, Inc.	361	5

IT Services (0.0%)
* TNS Inc.	607	10

Real Estate (11.4%)
Simon Property Group, Inc.REIT	6,267	520
Equity Residential REIT	8,463	383
Equity Office Properties Trust REIT	11,982	377
ProLogis REIT	7,159	376
General Growth Properties Inc. REIT	6,661	336
Vornado Realty Trust REIT	3,715	331
Archstone-Smith Trust REIT	6,233	295
Boston Properties, Inc. REIT	3,304	280
Avalonbay Communities, Inc. REIT	2,167	223
Kimco Realty Corp. REIT	5,695	205
Plum Creek Timber Co. Inc. REIT	5,393	200
Public Storage, Inc. REIT	2,454	191
Host Marriott Corp. REIT	9,832	191
Developers Diversified Realty Corp. REIT	3,037	151
The Macerich Co. REIT	2,041	147
Duke Realty Corp. REIT	4,034	142
AMB Property Corp. REIT	2,516	135
iStar Financial Inc. REIT	3,315	126
* CB Richard Ellis Group, Inc.	1,825	125
The St. Joe Co.	2,087	125
Apartment Investment & Management Co. Class A REIT	2,804	124
Regency Centers Corp. REIT	1,926	124
Liberty Property Trust REIT	2,572	115
Health Care Properties Investors REIT	3,993	110
Federal Realty Investment Trust REIT	1,546	108
SL Green Realty Corp. REIT	1,232	107

Financials Index Fund

	Shares	Market Value• ($000)
United Dominion Realty Trust REIT	3,991	107
Camden Property Trust REIT	1,534	101
Reckson Associates Realty Corp. REIT	2,445	100
Weingarten Realty Investors REIT	2,512	99
Rayonier Inc. REIT	2,242	97
Shurgard Storage Centers, Inc. Class A REIT	1,444	93
Arden Realty Group, Inc. REIT	1,980	90
Hospitality Properties Trust REIT	2,003	89
Ventas, Inc. REIT	2,748	85
Pan Pacific Retail Properties, Inc. REIT	1,201	83
Mack-Cali Realty Corp. REIT	1,827	82
BRE Properties Inc. Class A REIT	1,486	81
Thornburg Mortgage, Inc. REIT	3,056	79
Brandywine Realty Trust REIT	2,612	77
New Plan Excel Realty Trust REIT	3,041	76
CBL & Associates Properties, Inc. REIT	1,786	75
Forest City Enterprise Class A	1,859	75
CarrAmerica Realty Corp. REIT	1,709	71
CenterPoint Properties Corp. REIT	1,411	70
Jones Lang Lasalle Inc.	1,032	70
Trizec Properties, Inc. REIT	2,724	66
HRPT Properties Trust REIT	6,092	65
CapitalSource Inc. REIT	2,645	65
Mills Corp. REIT	1,638	65
Kilroy Realty Corp. REIT	861	64
Essex Property Trust, Inc. REIT	638	64
Health Care Inc. REIT	1,698	62
Crescent Real Estate, Inc. REIT	2,845	60
Colonial Properties Trust REIT	1,237	60
Taubman Co. REIT	1,504	60
Alexandria Real Estate Equities, Inc. REIT	660	58
New Century Financial Corp. REIT	1,459	57
Realty Income Corp. REIT	2,434	56
KKR Financial Corp. REIT	2,362	54
Healthcare Realty Trust Inc. REIT	1,425	53
Post Properties, Inc. REIT	1,159	51
First Industrial Realty Trust REIT	1,322	51
Sunstone Hotel Investors, Inc. REIT	1,658	49
Corporate Office Properties Trust, Inc. REIT	1,120	47
Friedman, Billings, Ramsey Group, Inc. REIT	4,595	46
American Financial Realty Trust REIT	3,851	46
Nationwide Health Properties, Inc. REIT	2,019	45
LaSalle Hotel Properties REIT	1,134	45
Maguire Properties, Inc. REIT	1,311	44
Home Properties, Inc. REIT	895	44
Highwood Properties, Inc. REIT	1,358	44
Pennsylvania REIT	1,081	44
Annaly Mortgage Management Inc. REIT	3,612	42
Potlatch Corporation REIT	1,120	41
Washington REIT	1,213	41
American Home Mortgage Investment Corp. REIT	1,368	39
BioMed Realty Trust, Inc. REIT	1,380	38
Strategic Hotel Capital, Inc. REIT	1,701	37
Senior Housing Properties Trust REIT	1,952	35
Cousins Properties, Inc. REIT	1,099	34
Commercial Net Lease Realty REIT	1,475	34
Mid-America Apartment Communities, Inc. REIT	615	33
* Trammell Crow Co.	1,022	33
Lexington Corporate Properties Trust REIT	1,507	32
U-Store-It Trust REIT	1,404	31
Equity Lifestyle Properties, Inc. REIT	643	31
Franklin Street Properties Corp. REIT	1,490	30
Inland Real Estate Corp. REIT	1,935	30
EastGroup Properties, Inc. REIT	636	29
Tanger Factory Outlet Centers, Inc. REIT	903	29
FelCor Lodging Trust, Inc. REIT	1,455	29
Entertainment Properties Trust REIT	696	29
Newcastle Investment Corp. REIT	1,193	29
Glimcher Realty Trust REIT	1,052	28
Spirit Finance Corp. REIT	2,313	28
Global Signal, Inc. REIT	594	28
Heritage Property Investment Trust REIT	697	27
Redwood Trust, Inc. REIT	644	27
Sovran Self Storage, Inc. REIT	504	26
Trustreet Properties, Inc. REIT	1,793	26
Equity Inns, Inc. REIT	1,651	26
PS Business Parks, Inc. REIT	480	26
Novastar Financial, Inc. REIT	831	25
Longview Fibre Co. REIT	1,329	25
Equity One, Inc. REIT	1,109	25
* MeriStar Hospitality Corp.REIT	2,382	25
RAIT Investment Trust REIT	849	23
Innkeepers USA Trust REIT	1,260	22
Omega Healthcare Investors, Inc. REIT	1,642	21
Digital Realty Trust, Inc. REIT	752	21
Town & Country Trust REIT	512	21
Extra Space Storage Inc. REIT	1,358	20
Highland Hospitality Corp. REIT	1,583	20
Glenborough Realty Trust, Inc. REIT	991	19
Impac Mortgage Holdings, Inc. REIT	2,261	19
GMH Communities Trust REIT	1,125	19
DiamondRock Hospitality Co. REIT	1,446	19
First Potomac REIT	615	18
National Health Investors REIT	674	18
Parkway Properties Inc. REIT	402	18
Fieldstone Investment Corp. REIT	1,488	18
Sun Communities, Inc. REIT	491	17
Anthracite Capital Inc. REIT	1,576	17
Acadia Realty Trust REIT	768	17
Deerfield Triarc Capital Corp. REIT	1,271	17
MFA Mortgage Investments, Inc. REIT	2,579	15
Getty Realty Holding Corp. REIT	528	15
Gramercy Capital Corp. REIT	537	14
Arbor Realty Trust, Inc. REIT	517	14
Ramco-Gershenson Properties Trust REIT	467	14
* Tejon Ranch Co.	292	14
Saxon Inc. REIT	1,345	13
Capital Trust Class A REIT	384	13
Saul Centers, Inc. REIT	326	13
Investors Real Estate Trust REIT	1,336	13
Bedford Property Investors, Inc. REIT	431	12

Financials Index Fund

	Shares	Market Value• ($000)
HomeBanc Corp. REIT	1,275	11
Universal Health Realty Income REIT	309	11
Education Realty Trust, Inc.REIT	793	11
Anworth Mortgage Asset Corp. REIT	1,418	11
MortgageIT Holdings Inc. REIT	752	9
Urstadt Biddle Properties Class A REIT	510	9
Luminent Mortgage Capital, Inc. REIT	1,075	8
Affordable Residential Communities REIT	781	7
Capital Lease Funding, Inc.REIT	663	7
Aames Investment Corp. REIT	1,159	7
Urstadt Biddle Properties REIT	123	2
Thrifts & Mortgage Finance (8.3%)		10,367
Fannie Mae	28,411	1,554
Freddie Mac	20,312	1,369
Washington Mutual, Inc.	28,786	1,229
Countrywide Financial Corp.	17,552	605
Golden West Financial Corp.	7,657	544
Sovereign Bancorp, Inc.	10,601	221
Hudson City Bancorp, Inc.	16,737	216
MGIC Investment Corp.	2,733	174
Radian Group, Inc.	2,477	141
New York Community Bancorp, Inc.	7,179	121
The PMI Group Inc.	2,668	116
Independence Community Bank Corp.	2,179	89
Astoria Financial Corp.	2,869	82
Webster Financial Corp.	1,559	74
IndyMac Bancorp, Inc.	1,873	73
Washington Federal Inc.	2,567	61
People's Bank	1,657	51
NewAlliance Bancshares, Inc.	3,385	48
Fremont General Corp.	1,961	47
First Niagara Financial Group, Inc.	3,139	44
Downey Financial Corp.	602	38
MAF Bancorp, Inc.	846	36
Provident Financial Services Inc.	1,927	36
Doral Financial Corp.	2,628	29
Corus Bankshares Inc.	478	29
* First Federal Financial Corp.	478	29
BankUnited Financial Corp.	957	27
W Holding Co., Inc.	3,262	26
Brookline Bancorp, Inc.	1,723	26
* Accredited Home Lenders Holding Co.	466	25
Harbor Florida Bancshares, Inc.	589	22
Capitol Federal Financial	659	22
Bank Mutual Corp.	1,869	21
Fidelity Bankshares, Inc.	657	21
Commercial Capital Bancorp, Inc.	1,336	19
BankAtlantic Bancorp, Inc.Class A	1,345	18
PFF Bancorp, Inc.	581	18
Anchor Bancorp Wisconsin Inc.	553	17
TierOne Corp.	488	16
Partners Trust Financial Group, Inc.	1,324	16
Flagstar Bancorp, Inc.	1,002	15
Provident New York Bancorp, Inc.	1,211	14
Northwest Bancorp, Inc.	590	13
KNBT Bancorp Inc.	836	13
* Triad Guaranty, Inc.	268	12
* Franklin Bank Corp.	705	12
Dime Community Bancshares	868	12
First Financial Holdings, Inc.	340	11
WSFS Financial Corp.	175	11
CityBank Lynnwood (WA)	240	10
* Ocwen Financial Corp.	1,031	10
NetBank, Inc.	1,289	10
United Community Financial Corp.	777	10
R & G Financial Corp. Class B	784	9
First Busey Corp.	439	9
First Place Financial Corp.	354	8
Kearny Financial Corp.	631	8
Federal Agricultural Mortgage Corp. Class C	260	8
Flushing Financial Corp.	463	8
* ITLA Capital Corp.	164	8
OceanFirst Financial Corp.	268	6
Clifton Savings Bancorp, Inc.	488	5
Charter Financial Corp.	105	4
		7,576
Total Common Stocks (Cost $85,013)		91,369
Temporary Cash Investments (0.1%)
[1] Vanguard Market Liquidity Fund, 4.511% (Cost $100)	100,050	100
Total Investments (100.2%) (Cost $85,113)		91,469
Other Assets and Liabilities (-0.2%)
Other Assets—Note B		430
Liabilities		(568)
		(138)
Net Assets (100%)		91,331

At February 28, 2006, net assets consisted of:2

Amount ($000)

Paid-in Capital	84,695

Undistributed Net Investment Income	242

Accumulated Net Realized Gains	38

Unrealized Appreciation	6,356

Net Assets	91,331

Admiral Shares—Net Assets

Applicable to 153,344 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,453

Net Asset Value Per Share—
Admiral Shares	$29.04

VIPER Shares—Net Assets

Applicable to 1,500,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	86,878

Net Asset Value Per Share—
VIPER Shares	$57.92

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	See Note C in Notes to Financial Statements for the tax-basis components of net assets. REIT—Real Estate Investment Trust.

Financials Index Fund

Statement of Operations

Six Months Ended Feb. 28, 2006
($000)

Investment Income

Income

Dividends	849

Interest[1]	1

Total Income	850

Expenses

The Vanguard Group—Note B

Investment Advisory Services	4

Management and Administrative

Admiral Shares	4

VIPER Shares	53

Marketing and Distribution

Admiral Shares	—

VIPER Shares	9

Custodian Fees	11

Shareholders' Reports

Admiral Shares	—

VIPER Shares	2

Total Expenses	83

Net Investment Income	767

Realized Net Gain (Loss) on
Investment Securities Sold	104

Change in Unrealized Appreciation
(Depreciation) of Investment Securities	6,064

Net Increase (Decrease) in Net Assets
Resulting from Operations	6,935

Statement of Changes in Net Assets

	Six Months Ended Feb. 28, 2006 ($000)	Year Ended Aug. 31, 2005 ($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	767	749

Realized Net Gain (Loss)	104	(71)

Change in Unrealized Appreciation (Depreciation)	6,064	565

Net Increase (Decrease) in Net Assets Resulting from Operations	6,935	1,243

Distributions

Net Investment Income

Admiral Shares	(43)	(31)

VIPER Shares	(726)	(764)

Realized Capital Gain

Admiral Shares	—	—

VIPER Shares	—	—

Total Distributions	(769)	(795)

Capital Share Transactions—Note E

Admiral Shares	858	2,331

VIPER Shares	28,559	31,975

Net Increase (Decrease) from Capital Share Transactions	29,417	34,306

Total Increase (Decrease)	35,583	34,754

Net Assets

Beginning of Period	55,748	20,994

End of Period[2]	91,331	55,748

1	Interest income from an affiliated company of the fund was $1,000.
2	Including undistributed net investment income of $242,000 and $244,000.

Financials Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding Throughout Each Period	Six Months Ended Feb. 28, 2006	Year Ended Aug. 31, 2005	Feb. 4[1] to Aug. 31, 2004

Net Asset Value, Beginning of Period	$26.36	$25.35	$24.90

Investment Operations

Net Investment Income	.325[2]	.660[2]	.31

Net Realized and Unrealized Gain (Loss) on Investments	2.693	1.086	.14

Total from Investment Operations	3.018	1.746	.45

Distributions

Dividends from Net Investment Income	(.338)	(.736)	—

Distributions from Realized Capital Gains	—	—	—

Total Distributions	(.338)	(.736)	—

Net Asset Value, End of Period	$29.04	$26.36	$25.35

Total Return[3]	11.53%	6.88%	1.81%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$4	$3	$1

Ratio of Total Expenses to Average Net Assets	0.28%[4]	0.28%	0.28%[4]

Ratio of Net Investment Income to Average Net Assets	2.44%[4]	2.59%	2.38%[4]

Portfolio Turnover Rate[5]	7%[4]	6%	9%

VIPER Shares

For a Share Outstanding Throughout Each Period	Six Months Ended Feb. 28, 2006	Year Ended Aug. 31, 2005	Jan. 26[1] to Aug. 31, 2004

Net Asset Value, Beginning of Period	$52.57	$50.57	$50.51

Investment Operations

Net Investment Income	.625[2]	1.316[2]	.70

Net Realized and Unrealized Gain (Loss) on Investments	5.409	2.160	(.64)

Total from Investment Operations	6.034	3.476	.06

Distributions

Dividends from Net Investment Income	(.684)	(1.476)	—

Distributions from Realized Capital Gains	—	—	—

Total Distributions	(.684)	(1.476)	—

Net Asset Value, End of Period	$57.92	$52.57	$50.57

Total Return	11.56%	6.85%	0.12%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$87	$53	$20

Ratio of Total Expenses to Average Net Assets	0.25%[4]	0.26%	0.28%[4]

Ratio of Net Investment Income to Average Net Assets	2.47%[4]	2.61%	2.38%[4]

Portfolio Turnover Rate[5]	7%[4]	6%	9%

1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund

Notes to Financial Statements

Vanguard Financials Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard World Funds. The fund offers two classes of shares, Admiral Shares and VIPER Shares. Admiral Shares are available to any investor who meets the fund’s minimum purchase requirements. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3.     Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4.     Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of Admiral Shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2006, the fund had contributed capital of $11,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C.     Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2005, the fund had available realized losses of $92,000 to offset future net capital gains through August 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2006, net unrealized appreciation of investment securities for tax purposes was $6,356,000, consisting of unrealized gains of $7,440,000 on securities that had risen in value since their purchase and $1,084,000 in unrealized losses on securities that had fallen in value since their purchase.

D.     During the six months ended February 28, 2006, the fund purchased $32,009,000 of investment securities and sold $2,366,000 of investment securities, other than temporary cash investments.

E.     Capital share transactions for each class of shares were (see table below):

	Six Months Ended February 28, 2006		Year Ended August 31, 2005
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)

Admiral Shares

Issued	2,142	79	2,636	102

Issued in Lieu of Cash Distributions	43	2	31	1

Redeemed[1]	(1,327)	(48)	(336)	(13)

Net Increase (Decrease)—Admiral Shares	858	33	2,331	90

VIPER Shares

Issued	28,559	500	31,975	600

Issued in Lieu of Cash Distributions	—	—	—	—

Redeemed	—	—	—	—

Net Increase (Decrease)—VIPER Shares	28,559	500	31,975	600

1  Net of redemption fees of $25,000 and $0.

Health Care Index Fund

Fund Profile
As of February 28, 2006

Portfolio Characteristics	Fund	Target Index[1]	Broad Index[2]
Number of Stocks	287	287	2,478
Median Market Cap	$50.4B	$50.4B	$30.6B
Price/Earnings Ratio	23.8x	23.8x	18.1x
Price/Book Ratio	4.1x	4.1x	2.9x
Yield		1.3%	1.7%
Admiral Shares	1.0%
VIPER Shares	1.1%
Return on Equity	21.8%	21.9%	17.3%
Earnings Growth Rate	16.1%	16.1%	14.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	13%[3]	—	—
Expense Ratio		—	—
Admiral Shares	0.28%[3]
VIPER Shares	0.25%[3]
Short-Term Reserves	0%	—	—

Industry Diversification (% of portfolio)
Biotechnology	16%
Health Care Distributors	4
Health Care Equipment	16
Health Care Facilities	3
Health Care Services	7
Health Care Supplies	1
Managed Health Care	11
Pharmaceuticals	42

Ten Largest Holdings[4] (% of total net assets)
Pfizer Inc.	10.3%
Johnson & Johnson	9.2
Amgen, Inc.	5.0
UnitedHealth Group Inc.	4.2
Merck & Co., Inc.	4.1
Abbott Laboratories	3.7
Wyeth	3.6
Medtronic, Inc.	3.5
Eli Lilly & Co.	3.0
WellPoint Inc.	2.7
Top Ten	49.3%

1	MSCI US IMI/Health Care.
2	MSCI US IMI/2500.
3	Annualized.
4	“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Health Care Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 26, 2004–February 28, 2006

[Dark Gray] - Health Care Index Fund VIPER Shares Net Asset Value
[Light Gray] - MSCI US IMI/Health Care

Average Annual Total Returns: Periods Ended December 31, 2005
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

			Since
	Inception Date	One Year	Inception

VIPER Shares	1/26/2004

Market Price		8.14%	4.02%

Net Asset Value		8.24	4.00

Admiral Shares[2]	2/5/2004	8.21	3.97

1	Six months ended February 28, 2006.
2	Total returns do no reflect the 2% fee assessed on redemptions of shares held less than one year. Note: See Financial Highlights tables on page 46 for dividend and capital gains information.

Health Care Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Shares	Market Value• ($000)
Common Stocks (100.1%)
Biotechnology (16.4%)
* Amgen, Inc.	265,308	20,028
* Genentech, Inc.	102,016	8,742
* Gilead Sciences, Inc.	98,445	6,130
* Genzyme Corp.	55,564	3,853
* Biogen Idec Inc.	73,045	3,451
* Celgene Corp.	72,968	2,773
* MedImmune Inc.	52,935	1,932
* Chiron Corp.	25,238	1,153
Applera Corp.- Applied Biosystems Group	40,374	1,141
* Cephalon, Inc.	12,524	995
* Vertex Pharmaceuticals, Inc.	21,399	925
* Amylin Pharmaceuticals, Inc.	20,054	870
* Invitrogen Corp.	11,342	804
* Charles River Laboratories, Inc.	14,801	716
* Millennium Pharmaceuticals, Inc.	66,255	694
* PDL BioPharma Inc.	21,840	684
* ImClone Systems, Inc.	14,341	551
* Neurocrine Biosciences, Inc.	8,012	526
* Affymetrix, Inc.	14,104	501
* Alkermes, Inc.	19,678	500
* Techne Corp.	7,838	466
* OSI Pharmaceuticals, Inc.	12,054	392
* Abgenix, Inc.	17,589	391
* Nektar Therapeutics	18,608	389
* Medarex, Inc.	22,639	334
* Human Genome Sciences, Inc.	25,265	316
* ICOS Corp.	13,087	316
* United Therapeutics Corp.	4,627	285
* CV Therapeutics, Inc.	9,591	258
* Cubist Pharmaceuticals, Inc.	11,396	252
* Onyx Pharmaceuticals, Inc.	8,721	249
* Alexion Pharmaceuticals, Inc.	6,573	247
* Telik, Inc.	11,134	246
* Theravance, Inc.	8,378	235
* Martek Biosciences Corp.	6,895	235
* Myogen, Inc.	5,815	220
* Myriad Genetics, Inc.	8,426	216
* BioMarin Pharmaceutical Inc.	15,791	207
* Illumina, Inc.	7,892	201
* Exelixis, Inc.	17,025	185
* Applera Corp.-Celera Genomics Group	15,819	182
* Digene Corp.	4,316	179
* Regeneron Pharmaceuticals, Inc.	10,451	171
* Serologicals Corp.	6,749	163
* Zymogenetics, Inc.	7,042	156
* NPS Pharmaceuticals Inc.	10,030	154
* Progenics Pharmaceuticals, Inc.	4,386	129
* Geron Corp.	13,741	123
* Keryx Biopharmaceuticals, Inc.	6,956	119
* Isis Pharmaceuticals, Inc.	14,330	115
* InterMune Inc.	5,990	114
* Encysive Pharmaceuticals, Inc.	12,540	114
* Tanox, Inc.	5,773	110
* MannKind Corp.	5,988	104
Cambrex Corp.	5,397	100
* Idenix Pharmaceuticals Inc.	4,829	99
* deCODE genetics, Inc.	10,121	95
* Incyte Corp.	16,151	95
* Momenta Pharmaceuticals, Inc.	3,970	95
* ARIAD Pharmaceuticals, Inc.	13,189	89
* Pharmion Corp.	5,210	86
* Enzo Biochem, Inc.	5,957	78
* Dendreon Corp.	14,842	72
* Cell Genesys, Inc.	9,780	69
* Threshold Pharmaceuticals, Inc.	4,453	67
* Panacos Pharmaceuticals Inc.	8,762	64
* Enzon Pharmaceuticals, Inc.	9,411	64
* NeoPharm, Inc.	5,233	53
* Nabi Biopharmaceuticals	12,739	52
* Rigel Pharmaceuticals, Inc.	4,998	47
* Diversa Corp.	5,842	46
* Albany Molecular Research, Inc.	4,500	45
* Lexicon Genetics Inc.	10,388	43
* ImmunoGen, Inc.	8,857	40
* Maxygen Inc.	5,065	39
* Antigenics, Inc.	6,068	37
* Trimeris, Inc.	2,710	34
* GTx, Inc.	2,818	30
Health Care Equipment & Supplies (17.8%)		66,081
Medtronic, Inc.	260,214	14,039
Guidant Corp.	71,365	5,478
Baxter International, Inc.	133,937	5,070
* Zimmer Holdings, Inc.	53,284	3,686
* St. Jude Medical, Inc.	78,410	3,576
Becton, Dickinson & Co.	53,326	3,405
* Boston Scientific Corp.	132,102	3,226
Stryker Corp.	56,656	2,619
Biomet, Inc.	50,928	1,854
* Fisher Scientific International Inc.	26,363	1,797
* Varian Medical Systems, Inc.	28,143	1,629
C.R. Bard, Inc.	22,530	1,475
* Hospira, Inc.	32,940	1,308
* Thermo Electron Corp.	34,966	1,211
* Waters Corp.	23,661	1,011
DENTSPLY International Inc.	16,132	919
Bausch & Lomb, Inc.	11,601	803
* Millipore Corp.	11,270	781
Beckman Coulter, Inc.	13,410	723
* Cytyc Corp.	24,595	709
* Inamed Corp.	7,844	694
* Intuitive Surgical, Inc.	7,209	650
PerkinElmer, Inc.	26,571	632
Dade Behring Holdings Inc.	17,129	625
* Advanced Medical Optics, Inc.	14,010	623
* ResMed Inc.	15,351	623
Hillenbrand Industries, Inc.	11,793	600
* Respironics, Inc.	15,511	564
* Gen-Probe Inc.	10,981	549
* IDEXX Laboratories Corp.	6,960	547
* Edwards Lifesciences Corp.	12,735	527
Cooper Cos., Inc.	8,916	468
* Hologic, Inc.	9,378	449
STERIS Corp.	14,632	362
Mentor Corp.	8,326	358
* Kinetic Concepts, Inc.	8,938	332
* Sybron Dental Specialties, Inc.	8,599	329
* Haemonetics Corp.	5,626	291
* American Medical Systems Holdings, Inc.	13,322	289

Health Care Index Fund

	Shares	Market Value• ($000)
* Immucor Inc.	9,641	287
* Varian, Inc.	6,813	272
* Intermagnetics General Corp.	9,129	269
* Ventana Medical Systems, Inc.	6,960	252
* Dionex Corp.	4,372	240
* ArthroCare Corp.	5,256	237
Diagnostic Products Corp.	4,752	219
* Kyphon Inc.	5,990	214
West Pharmaceutical Services, Inc.	6,496	210
PolyMedica Corp.	5,171	209
* Bio-Rad Laboratories, Inc. Class A	3,637	208
* Viasys Healthcare Inc.	6,782	198
Invacare Corp.	6,295	197
* Biosite Inc.	3,303	179
* Thoratec Corp.	8,449	170
* Integra LifeSciences Holdings	4,105	164
* DJ Orthopedics Inc.	4,644	162
* LifeCell Corp.	6,950	153
* Inverness Medical Innovations, Inc.	5,319	141
Analogic Corp.	2,555	138
* SonoSite, Inc.	3,383	137
Arrow International, Inc.	4,402	136
* SurModics, Inc.	3,406	132
* Conor Medsystems, Inc.	5,103	131
* Orthofix International NV	3,100	129
* Cyberonics, Inc.	4,617	125
* Wright Medical Group, Inc.	6,252	121
* CONMED Corp.	6,006	116
Meridian Bioscience Inc.	4,726	105
Datascope Corp.	2,722	104
* Greatbatch, Inc.	4,677	103
* Laserscope	4,526	99
* Molecular Devices Corp.	3,084	98
* ICU Medical, Inc.	2,736	96
* Symmetry Medical Inc.	4,476	93
* Align Technology, Inc.	11,231	92
* Conceptus, Inc.	6,326	91
* OraSure Technologies, Inc.	9,323	89
* Aspect Medical Systems, Inc.	3,098	83
Vital Signs, Inc.	1,608	82
* Merit Medical Systems, Inc.	5,554	79
* IntraLase Corp.	4,000	74
* Foxhollow Technologies Inc.	2,770	74
* Zoll Medical Corp.	2,058	54
* Kensey Nash Corp.	2,193	54
Young Innovations, Inc.	1,234	42
* ev3 Inc.	2,429	40
* Bruker BioSciences Corp.	8,828	39
Health Care Providers & Services (24.1%)		71,568
UnitedHealth Group Inc.	292,129	17,011
* WellPoint Inc.	142,079	10,910
Cardinal Health, Inc.	92,098	6,686
Aetna Inc.	122,937	6,270
* Caremark Rx, Inc.	96,700	4,811
HCA Inc.	82,154	3,935
* Medco Health Solutions, Inc.	66,144	3,686
McKesson Corp.	62,740	3,396
CIGNA Corp.	27,044	3,320
* Express Scripts Inc.	26,549	2,317
* Coventry Health Care Inc.	34,979	2,085
AmerisourceBergen Corp.	44,603	2,051
Quest Diagnostics, Inc.	36,947	1,953
* Humana Inc.	33,262	1,719
* Laboratory Corp. of America Holdings	28,455	1,654
Omnicare, Inc.	25,668	1,562
* DaVita, Inc.	21,895	1,278
IMS Health, Inc.	49,844	1,201
* Health Net Inc.	24,670	1,183
Health Management Associates Class A	52,989	1,128
* Henry Schein, Inc.	18,714	873
* Lincare Holdings, Inc.	20,794	850
* Patterson Cos	22,233	801
* Triad Hospitals, Inc.	18,480	796
* Tenet Healthcare Corp.	100,624	794
Pharmaceutical Product Development, Inc.	11,263	784
* Covance, Inc.	13,492	762
* Community Health Systems, Inc.	18,937	718
Manor Care, Inc.	16,968	702
* Renal Care Group, Inc.	14,708	702
* Emdeon Corp.	59,774	630
Universal Health Services Class B	11,094	557
* Cerner Corp.	13,176	549
* Pediatrix Medical Group, Inc.	5,276	498
* VCA Antech, Inc.	16,914	473
* Sierra Health Services, Inc.	11,128	464
* Psychiatric Solutions, Inc.	10,702	353
* LifePoint Hospitals, Inc.	10,918	339
* United Surgical Partners International, Inc.	9,384	330
Chemed Corp.	5,508	305
* Healthways, Inc.	6,901	301
* Magellan Health Services, Inc.	7,756	296
* Beverly Enterprises, Inc.	23,499	290
* Sunrise Senior Living, Inc.	7,757	275
Owens & Minor, Inc. Holding Co.	8,462	270
* Centene Corp.	9,207	252
* PSS World Medical, Inc.	14,070	243
* Apria Healthcare Group Inc.	10,510	242
* AMERIGROUP Corp.	11,024	236
* WellCare Health Plans Inc.	5,910	230
* Eclipsys Corp.	8,867	228
* American Retirement Corp.	7,160	193
* Matria Healthcare, Inc.	4,361	189
LCA-Vision Inc.	4,204	183
* Kindred Healthcare, Inc.	8,398	182
* Per-Se Technologies, Inc.	6,958	176
* Ventiv Health, Inc.	5,827	162
* HealthExtras, Inc.	5,054	156
* Genesis Healthcare Corp.	3,896	155
* Allscripts Healthcare Solutions, Inc.	8,195	154
* eResearch Technology, Inc.	10,313	152
* The TriZetto Group, Inc.	8,827	148
* PAREXEL International Corp.	5,663	145
* Odyssey Healthcare, Inc.	7,535	142
* AmSurg Corp.	6,345	139
* Lifeline Systems, Inc.	2,788	133
* AMN Healthcare Services, Inc.	5,658	117
* Dendrite International, Inc.	8,757	116
* Amedisys Inc.	3,268	105
* Cross Country Healthcare, Inc.	5,683	104
* PRA International	3,664	97
* Symbion, Inc.	3,887	92
* Merge Technologies, Inc.	4,610	89
* SFBC International, Inc.	3,737	88
* Molina Healthcare Inc.	3,009	85
* Gentiva Health Services, Inc.	4,794	80
* RehabCare Group, Inc.	3,734	75
National Healthcare Corp.	1,771	72
* Radiation Therapy Services, Inc.	2,527	72
* VistaCare, Inc.	3,663	50
Hooper Holmes, Inc.	13,365	38
* CorVel Corp.	1,512	29
* Alliance Imaging, Inc.	3,427	20
Pharmaceuticals (41.8%)		97,037
Pfizer Inc.	1,583,944	41,483
Johnson & Johnson	639,366	36,859
Merck & Co., Inc.	469,970	16,383
Abbott Laboratories	333,253	14,723
Wyeth	288,358	14,360
Eli Lilly & Co.	219,933	12,233
Bristol-Myers Squibb Co.	420,212	9,707
Schering-Plough Corp.	317,510	5,874
* Forest Laboratories, Inc.	72,589	3,332

Health Care Index Fund

	Shares	Market Value• ($000)
Allergan, Inc.	28,867	3,125
* Barr Pharmaceuticals Inc.	20,846	1,400
* Sepracor Inc.	22,882	1,311
Mylan Laboratories, Inc.	46,170	1,062
* King Pharmaceuticals, Inc.	51,788	842
* Endo Pharmaceuticals Holdings, Inc.	24,226	764
* Watson Pharmaceuticals, Inc.	20,705	621
Valeant Pharmaceuticals International	19,796	353
Medicis Pharmaceutical Corp.	11,601	330
* Andrx Group	15,666	307
* MGI Pharma, Inc.	16,497	291
Perrigo Co.	17,067	271
Alpharma, Inc. Class A	8,861	268
* ViroPharma Inc.	13,533	262
* Adolor Corp.	8,600	236
* Par Pharmaceutical Cos. Inc.	7,396	220
* The Medicines Co.	10,137	207
* Kos Pharmaceuticals, Inc.	4,449	195
* Salix Pharmaceuticals, Ltd.	9,756	154
* K-V Pharmaceutical Co. Class A	6,644	153
* American Pharmaceuticals Partners, Inc.	4,657	141
* AtheroGenics, Inc.	8,157	131
First Horizon Pharmaceutical Corp.	6,065	124
* Connetics Corp.	7,499	119
* Discovery Laboratories, Inc.	12,385	94
* New River Pharmaceuticals Inc.	2,721	83
* Noven Pharmaceuticals, Inc.	5,138	77
* NitroMed, Inc.	5,197	61
* Inspire Pharmaceuticals, Inc.	9,040	46
* K-V Pharmaceutical Co.Class B	1,482	34
		168,236
Total Common Stocks (Cost $377,726)		402,922
Temporary Cash Investment (0.0%)
[1] Vanguard Market Liquidity Fund, 4.511% (Cost $158)	158,215	158
Total Investments (100.1%) (Cost $377,884)		403,080
Other Assets and Liabilities (-0.1%)
Other Assets—Note B		7,269
Liabilities		(7,652)
		(383)
Net Assets (100%)		402,697

At February 28, 2006, net assets consisted of:2

Amount ($000)

Paid-in Capital	376,620

Undistributed Net Investment Income	760

Accumulated Net Realized Gains	121

Unrealized Appreciation	25,196

Net Assets	402,697

Admiral Shares—Net Assets

Applicable to 3,888,983 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	108,081

Net Asset Value Per Share—
Admiral Shares	$27.79

VIPER Shares—Net Assets

Applicable to 5,300,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	294,616

Net Asset Value Per Share—
VIPER Shares	$55.59

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Health Care Index Fund

Statement of Operations

Six Months Ended Feb. 28, 2006
($000)

Investment Income

Income

Dividends	2,120

Interest[1]	10

Security Lending	1

Total Income	2,131

Expenses

The Vanguard Group—Note B

Investment Advisory Services	22

Management and Administrative

Admiral Shares	95

VIPER Shares	226

Marketing and Distribution

Admiral Shares	14

VIPER Shares	38

Custodian Fees	20

Shareholders' Reports

Admiral Shares	6

VIPER Shares	7

Total Expenses	428

Net Investment Income	1,703

Realized Net Gain (Loss) on
Investment Securities Sold	3,329

Change in Unrealized Appreciation
(Depreciation) of Investment Securities	9,392

Net Increase (Decrease) in Net Assets
Resulting from Operations	14,424

Statement of Changes in Net Assets

	Six Months Ended Feb. 28, 2006 ($000)	Year Ended Aug. 31, 2005 ($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	1,703	1,592

Realized Net Gain (Loss)	3,329	(28)

Change in Unrealized Appreciation (Depreciation)	9,392	16,982

Net Increase (Decrease) in Net Assets Resulting from Operations	14,424	18,546

Distributions

Net Investment Income

Admiral Shares	(671)	(182)

VIPER Shares	(1,702)	(133)

Realized Capital Gain

Admiral Shares	—	—

VIPER Shares	—	—

Total Distributions	(2,373)	(315)

Capital Share Transactions—Note E

Admiral Shares	31,459	55,950

VIPER Shares	81,676	172,885

Net Increase (Decrease) from Capital Share Transactions	113,135	228,835

Total Increase (Decrease)	125,186	247,066

Net Assets

Beginning of Period	277,511	30,445

End of Period[2]	402,697	277,511

1	Interest income from an affiliated company of the fund was $10,000.
2	Including undistributed net investment income of $760,000 and $1,430,000.

Health Care Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding Throughout Each Period	Six Months Ended Feb. 28, 2006	Year Ended Aug. 31, 2005	Feb. 5[1] to Aug. 31, 2004

Net Asset Value, Beginning of Period	$26.92	$23.97	$25.33

Investment Operations

Net Investment Income	.139[2]	.274[2]	.13

Net Realized and Unrealized Gain (Loss) on Investments	.916	2.762	(1.49)

Total from Investment Operations	1.055	3.036	(1.36)

Distributions

Dividends from Net Investment Income	(.185)	(.086)	—

Distributions from Realized Capital Gains	—	—	—

Total Distributions	(.185)	(.086)	—

Net Asset Value, End of Period	$27.79	$26.92	$23.97

Total Return[3]	3.93%	12.70%	-5.37%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$108	$73	$11

Ratio of Total Expenses to Average Net Assets	0.28%[4]	0.28%	0.28%[4]

Ratio of Net Investment Income to Average Net Assets	1.00%[4]	1.11%	1.09%[4]

Portfolio Turnover Rate[5]	13%[4]	9%	8%

VIPER Shares

For a Share Outstanding Throughout Each Period	Six Months Ended Feb. 28, 2006	Year Ended Aug. 31, 2005	Jan. 26[1] to Aug. 31, 2004

For a Share Outstanding Throughout Each Period	2006	2005	2004

Net Asset Value, Beginning of Period	$53.85	$47.90	$50.55

Investment Operations

Net Investment Income	.274[2]	.597[2]	.23

Net Realized and Unrealized Gain (Loss) on Investments	1.853	5.486	(2.88)

Total from Investment Operations	2.127	6.083	(2.65)

Distributions

Dividends from Net Investment Income	(.387)	(.133)	—

Distributions from Realized Capital Gains	—	—	—

Total Distributions	(.387)	(.133)	—

Net Asset Value, End of Period	$55.59	$53.85	$47.90

Total Return	3.96%	12.72%	-5.24%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$295	$205	$19

Ratio of Total Expenses to Average Net Assets	0.25%[4]	0.26%	0.28%[4]

Ratio of Net Investment Income to Average Net Assets	1.03%[4]	1.13%	1.09%[4]

Portfolio Turnover Rate[5]	13%[4]	9%	8%

1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund

Notes to Financial Statements

Vanguard Health Care Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard World Funds. The fund offers two classes of shares, Admiral Shares and VIPER Shares. Admiral Shares are available to any investor who meets the fund’s minimum purchase requirements. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3.     Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4.     Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5.     Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of Admiral Shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2006, the fund had contributed capital of $42,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C.     Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2006, the fund realized $3,173,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2005, the fund had available realized losses of $104,000 to offset future net capital gains through August 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2006, net unrealized appreciation of investment securities for tax purposes was $25,196,000, consisting of unrealized gains of $36,733,000 on securities that had risen in value since their purchase and $11,537,000 in unrealized losses on securities that had fallen in value since their purchase.

D.     During the six months ended February 28, 2006, the fund purchased $145,570,000 of investment securities and sold $33,499,000 of investment securities, other than temporary cash investments.

E.     Capital share transactions for each class of shares were (see table below):

	Six Months Ended February 28, 2006		Year Ended August 31, 2005
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)

Admiral Shares

Issued	34,121	1,279	58,293	2,329

Issued in Lieu of Cash Distributions	265	10	40	2

Redeemed[1]	(2,927)	(108)	(2,383)	(94)

Net Increase (Decrease)—Admiral Shares	31,459	1,181	55,950	2,237

VIPER Shares

Issued	97,975	1,800	172,885	3,400

Issued in Lieu of Cash Distributions	—	—	—	—

Redeemed	(16,299)	(300)	—	—

Net Increase (Decrease)—VIPER Shares	81,676	1,500	172,885	3,400

1  Net of redemption fees of $17,000 and $0.

Industrials Index Fund

Fund Profile
As of February 28, 2006

Portfolio Characteristics	Fund	Target Index[1]	Broad Index[2]
Number of Stocks	306	307	2,478
Median Market Cap	$24.9B	$29.6B	$30.6B
Price/Earnings Ratio	19.5x	19.4x	18.1x
Price/Book Ratio	3.1x	3.1x	2.9x
Yield—VIPER Shares	1.4%	1.7%	1.7%
Return on Equity	17.9%	18.1%	17.3%
Earnings Growth Rate	10.1%	10.0%	14.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	8%[3]	—	—
Expense Ratio—VIPER Shares	0.25%[3]	—	—
Short-Term Reserves	0%	—	—

Industry Diversification (% of portfolio)
Aerospace & Defense	18%
Air Freight & Logistics	6
Airlines	2
Building Products	2
Commercial Printing	1
Construction & Engineering	2
Construction & Farm Machinery & Heavy Trucks	8
Diversified Commercial & Professional Services	5
Electrical Components & Equipment	5
Environmental & Facilities Services	2
Human Resource & Employment Services	2
Industrial Conglomerates	27
Industrial Machinery	9
Office Services & Supplies	2
Railroads	6
Trading Companies & Distributors	2
Trucking	1

Ten Largest Holdings[4] (% of total net assets)
General Electric Co.	20.0%
United Technologies Corp.	3.7
The Boeing Co.	3.5
3M Co.	3.3
Tyco International Ltd.	3.2
Caterpillar, Inc.	3.1
United Parcel Service, Inc.	3.0
Emerson Electric Co.	2.1
Honeywell International Inc.	2.0
FedEx Corp.	1.9
Top Ten	45.8%

1	MSCI US IMI/Industrials.
2	MSCI US IMI/2500.
3	Annualized.
4	“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Industrials Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 23, 2004–February 28, 2006

[Dark Gray] - Industrials Index Fund VIPER Shares Net Asset Value
[Light Gray] - MSCI US IMI/Industrials

Average Annual Total Returns: Periods Ended December 31, 2005
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

			Since
	Inception Date	One Year	Inception

VIPER Shares	9/23/2004

Market Price		5.23%	14.85%

Net Asset Value		5.31	14.85

1	Six months ended February 28, 2006. Note: See Financial Highlights table on page 54 for dividend and capital gains information.

Industrials Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Shares	Market Value• ($000)
Common Stocks (100.8%)
Aerospace & Defense (18.4%)
United Technologies Corp.	38,152	2,232
The Boeing Co.	28,705	2,087
Honeywell International Inc.	29,998	1,228
Lockheed Martin Corp.	13,895	1,012
Northrop Grumman Corp.	12,664	812
General Dynamics Corp.	6,404	789
Raytheon Co.	16,906	734
L-3 Communications Holdings, Inc.	4,306	358
Rockwell Collins, Inc.	6,540	348
Precision Castparts Corp.	4,939	262
Goodrich Corp.	4,426	185
* Alliant Techsystems, Inc.	1,459	112
DRS Technologies, Inc.	1,581	83
* Armor Holdings, Inc.	1,357	80
* BE Aerospace, Inc.	2,865	69
* Ceradyne, Inc.	1,082	66
* Hexcel Corp.	2,781	60
Curtiss-Wright Corp.	797	49
* Aviall, Inc.	1,216	46
* Moog Inc.	1,362	46
* Teledyne Technologies, Inc.	1,316	44
* Esterline Technologies Corp.	1,039	43
* AAR Corp.	1,499	38
* GenCorp, Inc.	1,948	38
* Orbital Sciences Corp.	2,342	36
* Triumph Group, Inc.	680	28
United Industrial Corp.	526	27
Kaman Corp. Class A	1,033	23
EDO Corp.	764	22
Cubic Corp.	945	20
* Argon ST, Inc.	635	19
* Sequa Corp. Class A	219	19
* Ionatron Inc.	1,370	16
HEICO Corp. Class A	543	14
* MTC Technologies, Inc.	483	13
HEICO Corp.	252	7
Air Freight & Logistics (6.5%)		11,065
United Parcel Service, Inc.	23,806	1,779
FedEx Corp.	10,744	1,152
Expeditors International of Washington, Inc.	4,076	317
C.H. Robinson Worldwide Inc.	6,121	274
Ryder System, Inc.	2,443	108
UTI Worldwide, Inc.	760	79
* EGL, Inc.	1,332	54
Pacer International, Inc.	1,636	52
Forward Air Corp.	1,312	46
* Hub Group, Inc.	854	36
* ABX Air, Inc.	2,838	23
Airlines (1.7%)		3,920
Southwest Airlines Co.	26,357	442
* AMR Corp.	6,816	171
* Continental Airlines, Inc.Class B	3,384	79
* AirTran Holdings, Inc.	3,620	64
Skywest, Inc.	2,205	64
* JetBlue Airways Corp.	5,534	63
* US Airways Group Inc.	1,567	52
* Alaska Air Group, Inc.	1,365	44
* Republic Airways Holdings Inc.	1,458	20
* Frontier Airlines, Inc.	1,917	14
* ExpressJet Holdings, Inc.	1,666	12
Building Products (2.2%)		1,025
Masco Corp.	15,932	497
American Standard Cos., Inc.	6,768	268
* USG Corp.	1,324	112
Lennox International Inc.	2,251	72
Simpson Manufacturing Co.	1,562	61
* NCI Building Systems, Inc.	950	55
Universal Forest Products, Inc.	701	43
* Jacuzzi Brands, Inc.	3,574	35
ElkCorp	798	29
Ameron International Corp.	458	27
* Griffon Corp.	1,156	27
Apogee Enterprises, Inc.	1,444	25
* Builders FirstSource, Inc.	869	21
American Woodmark Corp.	551	19
* Trex Co., Inc.	623	16
Commercial Services & Supplies (11.0%)		1,307
Waste Management, Inc.	20,718	689
Cendant Corp.	38,481	639
Pitney Bowes, Inc.	8,556	366
R.R. Donnelley & Sons Co.	7,747	261
Cintas Corp.	5,456	224
Robert Half International, Inc.	6,133	220
Avery Dennison Corp.	3,563	214
* Monster Worldwide Inc.	4,273	209
Republic Services, Inc. Class A	5,302	206
* The Dun & Bradstreet Corp.	2,583	188
Manpower Inc.	3,400	182
Equifax, Inc.	4,949	181
* ChoicePoint Inc.	3,505	156
The Corporate Executive Board Co.	1,531	153
Aramark Corp. Class B	4,602	131
The Brink's Co.	2,317	113
HNI Corp.	1,937	113
* Stericycle, Inc.	1,634	99
* Allied Waste Industries, Inc.	9,179	98
Adesa, Inc.	3,404	85
Herman Miller, Inc.	2,747	83
IKON Office Solutions, Inc.	5,632	74
* Copart, Inc.	2,846	73
* Waste Connections, Inc.	1,870	69
* Corrections Corp. of America REIT	1,548	67
Brady Corp. Class A	1,775	66
* United Stationers, Inc.	1,324	66
* PHH Corp.	2,126	61
* West Corp.	1,245	54
* Labor Ready, Inc.	2,106	52
* Resources Connection, Inc.	1,839	51
* FTI Consulting, Inc.	1,800	50
Deluxe Corp.	1,973	49
Banta Corp.	988	48
Watson Wyatt & Co. Holdings	1,541	47
Administaff, Inc.	930	44
Steelcase Inc.	2,513	43
John H. Harland Co.	1,160	42

Industrials Index Fund

	Shares	Market Value• ($000)
* Tetra Tech, Inc.	2,348	42
Mine Safety Appliances Co.	1,057	42
* The Advisory Board Co.	764	41
* Acco Brands Corp.	1,705	41
* Navigant Consulting, Inc.	2,056	40
* CoStar Group, Inc.	743	38
* Korn/Ferry International	1,744	37
* Mobile Mini, Inc.	620	34
G & K Services, Inc. Class A	836	33
ABM Industries Inc.	1,797	33
* Consolidated Graphics, Inc.	618	32
* NCO Group, Inc.	1,390	31
Viad Corp.	974	31
* Heidrick & Struggles International, Inc.	823	30
McGrath RentCorp	1,064	29
Rollins, Inc.	1,513	29
* Cenveo Inc.	1,961	28
* Coinstar, Inc.	1,073	28
* Spherion Corp.	2,583	26
* School Specialty, Inc.	728	25
Knoll, Inc.	1,243	25
Kelly Services, Inc. Class A	879	24
* Teletech Holdings Inc.	1,883	23
Healthcare Services Group, Inc.	1,224	23
* CRA International Inc.	503	23
* American Reprographics Co.	788	23
Bowne & Co., Inc.	1,498	22
* CBIZ Inc.	2,977	22
* SOURCECORP, Inc.	827	21
* Clean Harbors Inc.	595	20
* Hudson Highland Group, Inc.	1,220	20
* Huron Consulting Group Inc.	661	18
Ennis, Inc.	834	16
* Sirva Inc.	2,047	16
Schawk, Inc.	639	16
CDI Corp.	645	16
* DiamondCluster International, Inc.	1,534	15
Central Parking Corp.	904	15
* LECG Corp.	865	14
The Standard Register Co.	726	12
* Volt Information Sciences Inc.	464	11
Construction & Engineering (2.0%)		6,631
Fluor Corp.	3,296	284
* Jacobs Engineering Group Inc.	2,125	182
* McDermott International, Inc.	2,490	128
* Shaw Group, Inc.	3,125	104
* Foster Wheeler Ltd.	2,162	104
* URS Corp.	1,932	84
Granite Construction Co.	1,457	68
Washington Group International, Inc.	1,108	65
* EMCOR Group, Inc.	1,320	58
* Quanta Services, Inc.	4,073	56
* Insituform Technologies Inc. Class A	1,398	38
* Perini Corp.	987	30
* Infrasource Services Inc.	1,148	20
Electrical Equipment (5.5%)		1,221
Emerson Electric Co.	15,449	1,264
Rockwell Automation, Inc.	6,842	466
Cooper Industries, Inc. Class A	3,542	296
Roper Industries Inc.	3,274	148
American Power Conversion Corp.	6,711	137
* Thomas & Betts Corp.	2,380	117
Ametek, Inc.	2,710	116
Hubbell Inc. Class B	2,091	97
Acuity Brands, Inc.	1,882	74
* Genlyte Group, Inc.	1,077	67
Regal-Beloit Corp.	1,244	50
* General Cable Corp.	1,759	47
* Energy Conversion Devices, Inc.	978	46
Woodward Governor Co.	1,407	45
Baldor Electric Co.	1,321	43
A.O. Smith Corp.	881	41
* Evergreen Solar, Inc.	2,020	31
Franklin Electric, Inc.	689	31
Vicor Corp.	1,272	25
* Encore Wire Corp.	767	24
* GrafTech International Ltd.	4,591	23
* FuelCell Energy, Inc.	2,057	23
* II-VI, Inc.	1,184	22
* Power-One, Inc.	3,318	19
* EnerSys	1,076	15
* Plug Power, Inc.	3,021	15
C & D Technologies, Inc.	1,486	13
* Global Power Equipment Group Inc.	2,041	10
Industrial Conglomerates (27.8%)		3,305
General Electric Co.	365,662	12,019
3M Co.	27,025	1,989
Tyco International Ltd.	75,763	1,954
Textron, Inc.	4,547	401
Walter Industries, Inc.	1,593	105
Carlisle Co., Inc.	1,199	94
Teleflex Inc.	1,431	93
Tredegar Corp.	1,432	24
Standex International Corp.	645	21
Raven Industries, Inc.	558	20
Machinery (16.5%)		16,720
Caterpillar, Inc.	25,466	1,861
Illinois Tool Works, Inc.	8,993	772
Deere & Co.	8,959	683
Danaher Corp.	9,273	562
Ingersoll-Rand Co.	12,248	503
PACCAR, Inc.	6,133	428
Dover Corp.	7,714	370
Eaton Corp.	5,241	365
Parker Hannifin Corp.	4,530	354
ITT Industries, Inc.	6,606	347
Joy Global Inc.	4,654	240
Cummins Inc.	1,591	172
Oshkosh Truck Corp.	2,880	163
* Terex Corp.	1,931	153
Pentair, Inc.	3,705	149
Pall Corp.	4,749	140
Harsco Corp.	1,653	132
SPX Corp.	2,575	127
JLG Industries, Inc.	2,017	119
* Flowserve Corp.	2,231	115
Graco, Inc.	2,585	108
Donaldson Co., Inc.	2,997	104
Trinity Industries, Inc.	1,871	99
IDEX Corp.	2,037	96
Kennametal, Inc.	1,572	92
The Manitowoc Co., Inc.	1,174	90
The Timken Co.	2,957	85
The Toro Co.	1,693	78
Crane Co.	1,981	76
Briggs & Stratton Corp.	2,057	73
* Navistar International Corp.	2,426	71
* AGCO Corp.	3,613	71
CLARCOR Inc.	2,110	71
Lincoln Electric Holdings, Inc.	1,460	67
* Gardner Denver Inc.	1,098	67
Wabtec Corp.	1,928	64
Nordson Corp.	1,204	60
Actuant Corp.	1,082	60
Bucyrus International, Inc.	908	57
* ESCO Technologies Inc.	1,044	53
Mueller Industries Inc.	1,450	48
Kaydon Corp.	1,266	46
Stewart & Stevenson Services, Inc.	1,205	41
NACCO Industries, Inc. Class A	273	38
Watts Water Technologies, Inc.	1,066	38
Albany International Corp.	1,026	38

Industrials Index Fund

	Shares	Market Value• ($000)
Federal Signal Corp.	2,054	37
Freightcar America Inc.	461	33
Barnes Group, Inc.	857	33
* A.S.V., Inc.	991	32
* Astec Industries, Inc.	844	30
* EnPro Industries, Inc.	924	30
Valmont Industries, Inc.	804	29
Wabash National Corp.	1,368	27
* The Middleby Corp.	275	26
Cascade Corp.	452	23
Tennant Co.	439	20
CIRCOR International, Inc.	721	20
* Commercial Vehicle Group Inc.	910	17
Robbins & Myers, Inc.	774	16
Tecumseh Products Co. Class A	651	15
* Accuride Corp.	1,149	13
* TurboChef Technologies, Inc.	926	12
Tecumseh Products Co. Class B	122	2
Marine (0.2%)		9,961
Alexander & Baldwin, Inc.	1,540	75
* Kirby Corp.	899	55
Eagle Bulk Shipping Inc.	1,052	14
Road & Rail (7.1%)		144
Burlington Northern Santa Fe Corp.	13,981	1,099
Union Pacific Corp.	9,379	831
Norfolk Southern Corp.	15,152	775
CSX Corp.	8,172	453
Laidlaw International Inc.	3,972	110
J.B. Hunt Transport Services, Inc.	4,633	110
* YRC Worldwide, Inc.	2,275	109
Landstar System, Inc.	2,317	108
CNF Inc.	2,048	103
* Kansas City Southern	3,010	70
Florida East Coast Industries, Inc. Class A	1,146	58
* Genesee & Wyoming Inc. Class A	1,138	52
Heartland Express, Inc.	2,020	47
* Swift Transportation Co., Inc.	1,950	46
Knight Transportation, Inc.	2,302	46
* Amerco, Inc.	509	45
Werner Enterprises, Inc.	2,291	45
Arkansas Best Corp.	1,041	43
* Dollar Thrifty Automotive Group, Inc.	1,054	43
* Old Dominion Freight Line, Inc.	1,263	33
* RailAmerica, Inc.	1,813	18
Trading Companies & Distributors (1.9%)		4,244
Fastenal Co.	4,923	216
W.W. Grainger, Inc.	2,897	214
Hughes Supply, Inc.	2,631	122
* Wesco International, Inc.	1,924	110
* United Rentals, Inc.	2,780	91
MSC Industrial Direct Co., Inc. Class A	1,818	86
GATX Corp.	1,981	79
Watsco, Inc.	1,005	70
Applied Industrial Technology, Inc.	1,167	50
* Beacon Roofing Supply, Inc.	1,051	41
* Interline Brands, Inc.	1,158	27
Bluelinx Holdings Inc.	1,377	22
* Electro Rent Corp.	1,189	18
Lawson Products, Inc.	349	12
Transportation Infrastructure (0.0%)		1,158
Sea Containers Ltd. Class A	1,440	19
Total Investments (100.8%) (Cost $57,085)		60,720
Other Assets and Liabilities (-0.8%)
Other Assets—Note B		285
Liabilities		(777)
		(492)
Net Assets (100%)		60,228

At February 28, 2006, net assets consisted of:1

Amount ($000)

Paid-in Capital	56,437

Undistributed Net Investment Income	188

Accumulated Net Realized Losses	(32)

Unrealized Appreciation	3,635

Net Assets	60,228

VIPER Shares—Net Assets

Applicable to 1,000,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	60,228

Net Asset Value Per Share—
VIPER Shares	$60.23

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	See Note C in Notes to Financial Statements for the tax-basis components of net assets. REIT—Real Estate Investment Trust.

Industrials Index Fund

Statement of Operations

Six Months Ended Feb. 28, 2006
($000)

Investment Income

Income

Dividends	354

Total Income	354

Expenses

The Vanguard Group—Note B

Investment Advisory Services	2

Management and Administrative	24

Marketing and Distribution	—

Custodian Fees	11

Shareholders' Reports	1

Total Expenses	38

Net Investment Income	316

Realized Net Gain (Loss) on
Investment Securities Sold	(35)

Change in Unrealized Appreciation
(Depreciation) of Investment Securities	3,284

Net Increase (Decrease) in Net Assets
Resulting from Operations	3,565

Statement of Changes in Net Assets

	Six Months Ended Feb. 28, 2006 ($000)	September 23, 2004[1] to August 31, 2005 ($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	316	162

Realized Net Gain (Loss)	(35)	1,632

Change in Unrealized Appreciation (Depreciation)	3,284	351

Net Increase (Decrease) in Net Assets Resulting from Operations	3,565	2,145

Distributions

Net Investment Income	(226)	(64)

Realized Capital Gain	—	—

Total Distributions	(226)	(64)

Capital Share Transactions—Note E

VIPER Shares	40,598	14,210

Net Increase (Decrease) from Capital Share Transactions	40,598	14,210

Total Increase (Decrease)	43,937	16,291

Net Assets

Beginning of Period	16,291	—

End of Period[2]	60,228	16,291

1	Inception.
2	Including undistributed net investment income of $188,000 and $98,000.

Industrials Index Fund

Financial Highlights

Viper Shares

For a Share Outstanding Throughout Each Period	Six Months Ended Feb. 28, 2006	Sept. 23, 2004[1] to Aug. 31, 2005

Net Asset Value, Beginning of Period	$54.30	$48.79

Investment Operations

Net Investment Income	.583[2]	.65

Net Realized and Unrealized Gain (Loss) on Investments	5.799	5.18

Total from Investment Operations	6.382	5.83

Distributions

Dividends from Net Investment Income	(.452)	(.32)

Distributions from Realized Capital Gains	—	—

Total Distributions	(.452)	(.32)

Net Asset Value, End of Period	$60.23	$54.30

Total Return	11.78%	11.94%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$60	$16

Ratio of Total Expenses to Average Net Assets	0.25%[3]	0.26%[3]

Ratio of Net Investment Income to Average Net Assets	2.08%[3]	1.30%[3]

Portfolio Turnover Rate[4]	8%[3]	11%

1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund

Notes to Financial Statements

Vanguard Industrials Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard World Funds. The fund offers two classes of shares, Admiral Shares and VIPER Shares. Admiral Shares are available to any investor who meets the fund’s minimum purchase requirements. The fund has not issued any Admiral Shares through February 28, 2006. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3.     Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4.     Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2006, the fund had contributed capital of $5,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C.     Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At February 28, 2006, net unrealized appreciation of investment securities for tax purposes was $3,635,000, consisting of unrealized gains of $4,425,000 on securities that had risen in value since their purchase and $790,000 in unrealized losses on securities that had fallen in value since their purchase.

D.     During the six months ended February 28, 2006, the fund purchased $42,426,000 of investment securities and sold $1,250,000 of investment securities, other than temporary cash investments.

E.     Capital share transactions were (see table below):

	Six Months Ended February 28, 2006		September 23, 2004[1] to August 31, 2005
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)

VIPER Shares

Issued	40,598	700	30,466	600

Issued in Lieu of Cash Distributions	—	—	—	—

Redeemed	—	—	(16,256)	(300)

Net Increase (Decrease)—VIPER Shares	40,598	700	14,210	300

1  Inception.

Information Technology Index Fund

Fund Profile
As of February 28, 2006

Portfolio Characteristics	Fund	Target Index[1]	Broad Index[2]
Number of Stocks	409	409	2,478
Median Market Cap	$49.6B	$49.6B	$30.6B
Price/Earnings Ratio	25.7x	25.7x	18.1x
Price/Book Ratio	4.0x	4.0x	2.9x
Yield		0.5%	1.7%
Admiral Shares	0.3%
VIPER Shares	0.3%
Return on Equity	12.6%	12.7%	17.3%
Earnings Growth Rate	13.7%	13.8%	14.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	12%[3]	—	—
Expense Ratio		—	—
Admiral Shares	0.28%[3]
VIPER Shares	0.25%[3]
Short-Term Reserves	0%	—	—

Industry Diversification (% of portfolio)
Application Software	4%
Communications Equipment	17
Computer Hardware	16
Computer Storage & Peripherals	4
Data Processing & Outsourced Services	7
Electronic Equipment & Manufacturers	2
Electronic Manufacturing Services	1
Home Entertainment Software	1
Internet Software & Services	8
IT Consulting & Other Services	2
Office Electronics	1
Semiconductor Equipment	3
Semiconductors	17
Systems Software	16
Technology Distributors	1

Ten Largest Holdings[4] (% of total net assets)
Microsoft Corp.	11.1%
International Business Machines Corp.	5.5
Intel Corp.	5.4
Cisco Systems, Inc.	5.4
Hewlett-Packard Co.	4.0
QUALCOMM Inc.	3.4
Google Inc.	3.1
Dell Inc.	2.8
Apple Computer, Inc.	2.5
Motorola, Inc.	2.3
Top Ten	45.5%

1	MSCI US IMI/Information Technology.
2	MSCI US IMI/2500.
3	Annualized.
4	“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Information Technology Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 26, 2004–February 28, 2006

[Dark Gray] - Information Technology Index Fund VIPER Shares Net Asset Value
[Light Gray] - MSCI US IMI/Information Technology

Average Annual Total Returns: Periods Ended December 31, 2005
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

			Since
	Inception Date	One Year	Inception

VIPER Shares	1/26/2004

Market Price		2.94%	-1.93%

Net Asset Value		2.89	-1.91

Admiral Shares[2]	3/25/2004	2.85	4.05

1	Six months ended February 28, 2006.
2	Total returns do not reflect the 2% fee assessed on redemptions of shares held less than one year. Note: See Financial Highlights tables on page 63 for dividend and capital gains information.

Information Technology Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Shares	Market Value• ($000)
Common Stocks (99.8%)
Communications Equipment (16.5%)
* Cisco Systems, Inc.	383,157	7,755
QUALCOMM Inc.	102,882	4,857
Motorola, Inc.	155,857	3,335
* Corning, Inc.	95,061	2,320
* Lucent Technologies, Inc.	278,262	779
* Juniper Networks, Inc.	30,037	552
* Tellabs, Inc.	26,661	392
Harris Corp.	8,371	382
* Comverse Technology, Inc.	12,572	362
* Avaya Inc.	26,731	297
* JDS Uniphase Corp.	93,536	284
* ADC Telecommunications, Inc.	7,290	185
* F5 Networks, Inc.	2,415	164
* Ciena Corp.	36,255	146
* Andrew Corp.	9,048	123
* Polycom, Inc.	6,024	117
ADTRAN Inc.	4,051	111
* 3Com Corp.	23,941	111
* Foundry Networks, Inc.	7,753	109
* Avocent Corp.	3,069	103
Plantronics, Inc.	2,923	101
* Powerwave Technologies, Inc.	6,238	92
* Interdigital Communications Corp.	3,394	87
* CommScope, Inc.	3,440	83
* Arris Group Inc.	6,126	78
Belden CDT Inc.	2,861	74
* Sonus Networks, Inc.	14,904	72
* Sycamore Networks, Inc.	12,204	57
* Redback Networks Inc.	2,965	56
* Dycom Industries, Inc.	2,509	54
Black Box Corp.	1,059	51
* Tekelec	3,534	47
* Comtech Telecommunications Corp.	1,258	39
* UTStarcom, Inc.	6,277	39
* SafeNet, Inc.	1,552	39
* ViaSat, Inc.	1,411	38
* Finisar Corp.	12,430	35
* NETGEAR, Inc.	1,978	34
* Mastec Inc.	2,566	33
* Extreme Networks, Inc.	7,030	33
* Harmonic, Inc.	4,492	26
* Ixia	2,108	25
Inter-Tel, Inc.	1,276	25
* Packeteer, Inc.	2,070	25
* Ditech Communications Corp.	1,980	20
* Anaren, Inc.	1,032	18
* Westell Technologies, Inc.	3,673	17
Bel Fuse, Inc. Class B	452	15
* Blue Coat Systems, Inc.	667	14
* Oplink Communications, Inc.	719	12
Bel Fuse, Inc. Class A	144	4
Computers & Peripherals (20.3%)		23,827
International Business Machines Corp.	98,835	7,931
Hewlett-Packard Co.	177,160	5,813
* Dell Inc.	139,904	4,057
* Apple Computer, Inc.	52,735	3,614
* EMC Corp.	149,593	2,097
* Sun Microsystems, Inc.	213,640	891
* Network Appliance, Inc.	21,872	725
* SanDisk Corp.	11,521	695
Seagate Technology	25,865	687
* NCR Corp.	11,550	463
* Lexmark International, Inc.	7,390	348
* Western Digital Corp.	13,497	300
* QLogic Corp.	5,019	206
Diebold, Inc.	4,352	174
* Maxtor Corp.	15,905	153
* Palm, Inc.	2,794	115
* Avid Technology, Inc.	2,420	113
* Intermec, Inc.	3,131	96
Imation Corp.	2,133	94
* Emulex Corp.	5,187	92
* Electronics for Imaging, Inc.	3,408	91
* Brocade Communications Systems, Inc.	16,957	89
* Komag, Inc.	1,777	83
* Intergraph Corp.	1,614	58
* Adaptec, Inc.	7,170	45
* Hutchinson Technology, Inc.	1,629	45
* Quantum Corp.	11,756	42
* Synaptics Inc.	1,467	34
* Gateway, Inc.	13,645	32
* Lexar Media, Inc.	4,842	32
* McDATA Corp. Class A	7,328	32
* Advanced Digital Information Corp.	3,672	32
* Presstek, Inc.	2,026	26
* Dot Hill Systems Corp.	2,515	17
* Novatel Wireless, Inc.	1,792	15
* McDATA Corp. Class B	1,871	8
Electronic Equipment & Instruments (4.5%)		29,345
* Agilent Technologies, Inc.	24,283	874
* Jabil Circuit, Inc.	10,887	412
* Flextronics International Ltd.	35,609	384
Amphenol Corp.	5,539	278
* Arrow Electronics, Inc.	7,482	260
CDW Corp.	4,024	229
* Solectron Corp.	57,256	207
* Avnet, Inc.	8,210	206
Symbol Technologies, Inc.	15,195	177
* Ingram Micro, Inc. Class A	8,403	166
Tektronix, Inc.	5,229	161
* Mettler-Toledo International Inc.	2,599	157
* Tech Data Corp.	3,675	153
* Vishay Intertechnology, Inc.	10,484	152
Molex, Inc. Class A	5,213	148
* Trimble Navigation Ltd.	3,367	138
* Sanmina-SCI Corp.	32,624	126
Molex, Inc.	3,738	119
* FLIR Systems, Inc.	4,351	112
National Instruments Corp.	3,449	112
* Benchmark Electronics, Inc.	2,627	93
Anixter International Inc.	2,024	93
* Itron, Inc.	1,551	92
* Plexus Corp.	2,738	92
Cognex Corp.	2,683	74
* Brightpoint, Inc.	2,555	72
* Checkpoint Systems, Inc.	2,382	68
* Coherent, Inc.	1,942	63
AVX Corp.	3,719	62
* Aeroflex, Inc.	4,653	60
* Cogent Inc.	2,583	60
Technitrol, Inc.	2,359	52
* Global Imaging Systems, Inc.	1,419	51
* Rofin-Sinar Technologies Inc.	938	49

Information Technology Index Fund

	Shares	Market Value• ($000)
* Rogers Corp.	995	49
* KEMET Corp.	5,464	49
MTS Systems Corp.	1,161	46
* Electro Scientific Industries, Inc.	1,818	45
* Identix, Inc.	5,479	45
* Paxar Corp.	2,322	45
* ScanSource, Inc.	775	45
* Newport Corp.	2,314	41
* Dolby Laboratories Inc.	1,996	41
* Littelfuse, Inc.	1,404	40
Daktronics, Inc.	983	35
Park Electrochemical Corp.	1,152	33
* Taser International Inc.	3,371	32
Methode Electronics, Inc. Class A	2,413	30
* TTM Technologies, Inc.	2,270	29
* Multi-Fineline Electronix, Inc.	511	29
CTS Corp.	2,146	26
Agilysys, Inc.	1,839	26
Landauer, Inc.	547	25
* Mercury Computer Systems, Inc.	1,342	23
* Photon Dynamics, Inc.	1,021	22
* Excel Technology, Inc.	727	22
* Universal Display Corp.	1,451	21
* DTS Inc.	1,080	20
* OSI Systems Inc.	931	19
* Applied Films Corp.	905	17
* Metrologic Instruments, Inc.	647	15
* SYNNEX Corp.	806	15
* Echelon Corp.	1,719	14
Keithley Instruments Inc.	856	13
Internet Software & Services (8.2%)		6,464
* Google Inc.	12,484	4,527
* eBay Inc.	65,409	2,620
* Yahoo! Inc.	79,897	2,562
* VeriSign, Inc.	15,988	378
* Akamai Technologies, Inc.	8,105	215
* CNET Networks, Inc.	8,828	122
* Openwave Systems Inc.	5,543	110
* ValueClick, Inc.	5,357	94
* aQuantive, Inc.	3,440	91
* Websense, Inc.	1,475	91
* Digital River, Inc.	2,215	83
* EarthLink, Inc.	8,248	82
* Digitas Inc.	5,550	78
* Digital Insight Corp.	2,168	72
* Equinix, Inc.	1,344	70
* WebEx Communications, Inc.	2,156	60
* RealNetworks, Inc.	7,549	59
* j2 Global Communications, Inc.	1,289	56
* HomeStore, Inc.	8,704	54
United Online, Inc.	3,836	46
* InfoSpace, Inc.	1,794	43
* Ariba, Inc.	4,230	43
* CMGI Inc.	23,464	34
* Marchex, Inc.	1,233	27
* Vignette Corp.	1,601	26
* iVillage Inc.	3,139	26
* iPass Inc.	3,358	25
* webMethods, Inc.	3,079	23
* SonicWALL, Inc.	3,380	23
* Interwoven Inc.	2,383	21
* MatrixOne, Inc.	3,090	19
* Jupitermedia Corp.	1,235	18
* S1 Corp.	4,118	17
* NetRatings, Inc.	742	10
IT Services (8.7%)		11,825
First Data Corp.	47,659	2,151
Automatic Data Processing, Inc.	36,080	1,667
Accenture Ltd.	30,478	995
Electronic Data Systems Corp.	32,635	871
Paychex, Inc.	21,215	850
* Computer Sciences Corp.	11,577	629
* Cognizant Technology Solutions Corp.	8,492	489
* Fiserv, Inc.	11,686	485
* Affiliated Computer Services, Inc. Class A	7,448	469
* Iron Mountain, Inc.	6,169	270
* CheckFree Corp.	4,827	239
* Ceridian Corp.	9,054	234
Global Payments Inc.	4,084	213
* DST Systems, Inc.	3,573	201
Sabre Holdings Corp.	8,194	198
* Alliance Data Systems Corp.	4,443	192
Fidelity National Information Services, Inc.	4,219	167
* Convergys Corp.	8,777	152
MoneyGram International, Inc.	5,289	152
* Unisys Corp.	21,073	141
Acxiom Corp.	5,214	135
* Anteon International Corp.	2,101	116
* CACI International, Inc.	1,885	114
* BISYS Group, Inc.	7,474	105
* BearingPoint, Inc.	11,094	99
* MPS Group, Inc.	6,371	96
* Hewitt Associates, Inc.	3,326	90
* eFunds Corp.	2,880	78
* Perot Systems Corp.	5,055	76
* SRA International, Inc.	1,957	68
* CSG Systems International, Inc.	2,885	63
Talx Corp.	1,876	60
* Euronet Worldwide, Inc.	1,692	59
* Gartner, Inc. Class A	3,907	55
* Wright Express Corp.	2,121	51
* VeriFone Holdings, Inc.	1,887	50
Total System Services, Inc.	2,476	49
MAXIMUS, Inc.	1,180	43
Gevity HR, Inc.	1,613	41
* Sapient Corp.	4,956	37
* Keane, Inc.	3,138	37
* iPayment Holdings, Inc.	846	36
* ManTech International Corp.	1,122	32
* Intrado Inc.	1,103	28
infoUSA Inc.	2,239	26
* Lionbridge Technologies, Inc.	3,377	24
* Sykes Enterprises, Inc.	1,588	21
* Ciber, Inc.	3,468	20
* Tyler Technologies, Inc.	2,011	20
* Forrester Research, Inc.	856	19
* Kanbay International Inc.	1,036	18
* Covansys Corp.	1,159	17
* Ness Technologies Inc.	1,288	14
* RightNow Technologies Inc.	713	12
Syntel, Inc.	482	8
Office Electronics (0.7%)		12,582
* Xerox Corp.	60,096	895
* Zebra Technologies Corp. Class A	4,243	187
Semiconductors & Semiconductor Equipment (19.7%)		1,082
Intel Corp.	377,252	7,771
Texas Instruments, Inc.	101,247	3,022
Applied Materials, Inc.	101,108	1,854
* Broadcom Corp.	26,492	1,194
* Advanced Micro Devices, Inc.	28,135	1,088
Analog Devices, Inc.	22,954	875
* Marvell Technology Group Ltd.	13,299	814
Maxim Integrated Products, Inc.	20,513	802
Linear Technology Corp.	19,044	702
KLA-Tencor Corp.	12,260	640
National Semiconductor Corp.	21,505	603
* Micron Technology, Inc.	38,671	600
Xilinx, Inc.	21,773	594
* NVIDIA Corp.	10,176	480
Microchip Technology, Inc.	13,152	463
* Freescale Semiconductor, Inc. Class B	16,786	454
* Altera Corp.	22,609	453

Information Technology Index Fund

	Shares	Market Value• ($000)
* MEMC Electronic Materials, Inc.	10,987	368
* LAM Research Corp.	8,488	366
Intersil Corp.	9,560	271
* LSI Logic Corp.	24,391	238
* Novellus Systems, Inc.	8,646	231
* Freescale Semiconductor, Inc. Class A	8,434	227
* Teradyne, Inc.	12,292	206
* Integrated Device Technology Inc.	12,492	186
* Rambus Inc.	5,565	173
* International Rectifier Corp.	4,416	164
* Agere Systems Inc.	11,371	153
* Cypress Semiconductor Corp.	8,258	147
* Cree, Inc.	4,678	140
* Fairchild Semiconductor International, Inc.	7,530	131
* Atmel Corp.	26,792	122
* Silicon Laboratories Inc.	2,535	122
* PMC Sierra Inc.	11,411	117
* Microsemi Corp.	3,730	115
* Varian Semiconductor Equipment Associates, Inc.	2,333	110
* Cymer, Inc.	2,213	100
* SiRF Technology Holdings, Inc.	2,484	93
* OmniVision Technologies, Inc.	3,630	93
* Tessera Technologies, Inc.	2,810	88
* Conexant Systems, Inc.	29,295	87
* Semtech Corp.	4,603	86
* FormFactor Inc.	2,218	82
* Trident Microsystems, Inc.	2,825	79
* RF Micro Devices, Inc.	11,654	78
* ATMI, Inc.	2,361	71
* Entegris Inc.	6,568	69
* Brooks Automation, Inc.	4,376	69
* Applied Micro Circuits Corp.	18,875	68
* ON Semiconductor Corp.	9,540	63
* Amkor Technology, Inc.	6,748	60
* Micrel, Inc.	4,066	57
* Zoran Corp.	2,809	56
* Cabot Microelectronics Corp.	1,511	52
* Skyworks Solutions, Inc.	9,831	52
* Silicon Image, Inc.	4,674	51
* DSP Group Inc.	1,818	49
* MKS Instruments, Inc.	2,150	48
* Diodes Inc.	1,220	46
* Credence Systems Corp.	5,246	45
* Power Integrations, Inc.	1,825	45
* Genesis Microchip Inc.	2,106	45
* Axcelis Technologies, Inc.	6,143	42
* Vitesse Semiconductor Corp.	13,341	42
* Photronics Inc.	2,342	41
* TriQuint Semiconductor, Inc.	8,455	40
* Cirrus Logic, Inc.	5,248	40
* Standard Microsystem Corp.	1,191	39
* Atheros Communications	1,830	38
* Kulicke & Soffa Industries, Inc.	3,216	36
* Veeco Instruments, Inc.	1,653	33
* Mattson Technology, Inc.	2,681	32
* Lattice Semiconductor Corp.	6,975	32
* FEI Co.	1,541	31
* Advanced Energy Industries, Inc.	2,089	30
* Asyst Technologies, Inc.	2,971	29
* Ultratech, Inc.	1,388	28
Cohu, Inc.	1,265	27
* Silicon Storage Technology, Inc.	5,897	27
* Exar Corp.	2,122	26
* PortalPlayer Inc.	1,026	26
* AMIS Holdings Inc.	2,666	23
* SigmaTel Inc.	2,112	23
* Actel Corp.	1,528	22
* LTX Corp.	3,718	21
* PDF Solutions, Inc.	1,108	19
* Kopin Corp.	4,223	18
* IXYS Corp.	1,669	18
* Integrated Silicon Solution, Inc.	2,231	14
* Semitool, Inc.	1,043	13
* Pixelworks, Inc.	2,808	13
Software (21.2%)		28,551
Microsoft Corp.	599,461	16,126
* Oracle Corp.	263,617	3,274
Adobe Systems, Inc.	37,620	1,453
* Symantec Corp.	67,659	1,143
* Electronic Arts Inc.	18,895	982
CA, Inc.	29,182	793
Autodesk, Inc.	14,468	545
* Intuit, Inc.	10,445	507
* Citrix Systems, Inc.	11,001	356
* Cadence Design Systems, Inc.	17,319	307
* BMC Software, Inc.	13,580	297
* Red Hat, Inc.	10,541	283
* BEA Systems, Inc.	23,291	267
* McAfee Inc.	10,314	240
* NAVTEQ Corp.	5,138	238
* Novell, Inc.	23,787	226
* Activision, Inc.	16,961	212
* Synopsys, Inc.	9,130	200
* Compuware Corp.	24,254	199
Fair Isaac, Inc.	4,093	174
* salesforce.com, Inc.	4,066	142
* Hyperion Solutions Corp.	3,733	125
* Sybase, Inc.	5,649	120
Reynolds & Reynolds Class A	3,900	108
Jack Henry & Associates Inc.	4,861	107
* TIBCO Software Inc.	11,834	103
* Parametric Technology Corp.	6,740	103
* MICROS Systems, Inc.	2,384	103
* THQ Inc.	3,943	95
* ANSYS, Inc.	1,966	93
* Informatica Corp.	5,436	87
* Kronos, Inc.	1,975	81
* Nuance Communications, Inc.	7,486	80
* Transaction Systems Architects, Inc.	2,359	79
FactSet Research Systems Inc.	1,927	75
* Wind River Systems Inc.	4,773	74
* Progress Software Corp.	2,485	73
* Take-Two Interactive Software, Inc.	4,438	69
* FileNet Corp.	2,551	66
* RSA Security Inc.	4,390	64
* Quest Software, Inc.	4,272	62
* MicroStrategy Inc.	666	61
* Internet Security Systems, Inc.	2,561	60
* Macrovision Corp.	2,947	60
* Mentor Graphics Corp.	4,613	52
* Witness Systems, Inc.	1,963	46
* Opsware, Inc.	5,193	41
* SERENA Software, Inc.	1,705	41
* Advent Software, Inc.	1,463	41
* Epicor Software Corp.	3,093	38
* Manhattan Associates, Inc.	1,782	38
* NetIQ Corp.	3,313	37
* Secure Computing Corp.	2,818	34
* Open Solutions Inc.	1,223	33
Quality Systems, Inc.	482	33
* SPSS, Inc.	978	32
* Blackboard Inc.	1,060	31
* Lawson Software Inc.	3,841	31
* Verint Systems Inc.	810	29
* Sonic Solutions, Inc.	1,511	27
* Altiris, Inc.	1,348	27
* Borland Software Corp.	4,881	26
* Concur Technologies, Inc.	1,642	25
* JDA Software Group, Inc.	1,668	23
* Agile Software Corp.	3,207	22
* InterVoice, Inc.	2,447	21
* EPIQ Systems, Inc.	943	21
* MRO Software Inc.	1,337	20

Information Technology Index Fund

	Shares	Market Value• ($000)
* Magma Design Automation, Inc.	2,122	18
* OpenTV Corp.	5,019	13
* FalconStor Software, Inc.	1,425	13
Blackbaud, Inc.	627	11
Renaissance Learning, Inc.	582	10
* Ulticom, Inc.	771	9
QAD Inc.	758	6
* Pegasystems Inc.	729	6
		30,767
Total Common Stocks (Cost $139,302)		144,443
Temporary Cash Investment (0.2%)
[1] Vanguard Market Liquidity Fund, 4.511% (Cost $286)	285,629	286
Total Investments (100.0%) (Cost $139,588)		144,729
Other Assets and Liabilities (0.0%)
Other Assets—-Note B		1,121
Liabilities		(1,112)
		9
Net Assets (100%)		144,738

At February 28, 2006, net assets consisted of:2

Amount ($000)

Paid-in Capital	140,566

Undistributed Net Investment Income	76

Accumulated Net Realized Losses	(1,045)

Unrealized Appreciation	5,141

Net Assets	144,738

Admiral Shares—Net Assets

Applicable to 209,273 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,334

Net Asset Value Per Share—
Admiral Shares	$25.49

VIPER Shares—Net Assets

Applicable to 2,800,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	139,404

Net Asset Value Per Share—
VIPER Shares	$49.79

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Information Technology Index Fund

Statement of Operations

Six Months Ended Feb. 28, 2006
($000)

Investment Income

Income

Dividends	292

Interest[1]	1

Total Income	293

Expenses

The Vanguard Group—Note B

Investment Advisory Services	4

Management and Administrative

Admiral Shares	3

VIPER Shares	79

Marketing and Distribution

Admiral Shares	—

VIPER Shares	10

Custodian Fees	19

Shareholders' Reports

Admiral Shares	1

VIPER Shares	2

Total Expenses	118

Net Investment Income	175

Realized Net Gain (Loss) on
Investment Securities Sold	(823)

Change in Unrealized Appreciation
(Depreciation) of Investment Securities	5,057

Net Increase (Decrease) in Net Assets
Resulting from Operations	4,409

Statement of Changes in Net Assets

	Six Months Ended Feb. 28, 2006 ($000)	Year Ended Aug. 31, 2005 ($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	175	343

Realized Net Gain (Loss)	(823)	(150)

Change in Unrealized Appreciation (Depreciation)	5,057	4,225

Net Increase (Decrease) in Net Assets Resulting from Operations	4,409	4,418

Distributions

Net Investment Income

Admiral Shares	(4)	(6)

VIPER Shares	(200)	(244)

Realized Capital Gain

Admiral Shares	—	—

VIPER Shares	—	—

Total Distributions	(204)	(250)

Capital Share Transactions—Note E

Admiral Shares	3,176	1,721

VIPER Shares	83,870	31,193

Net Increase (Decrease) from Capital Share Transactions	87,046	32,914

Total Increase (Decrease)	91,251	37,082

Net Assets

Beginning of Period	53,487	16,405

End of Period[2]	144,738	53,487

1	Interest income from an affiliated company of the fund was $1,000.
2	Including undistributed net investment income of $76,000 and $105,000.

Information Technology Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding Throughout Each Period	Six Months Ended Feb. 28, 2006	Year Ended Aug. 31, 2005	Mar. 25[1] to Aug. 31, 2004

Net Asset Value, Beginning of Period	$23.93	$20.72	$23.40

Investment Operations

Net Investment Income	.046[2]	.351[3]	.01

Net Realized and Unrealized Gain (Loss) on Investments	1.552	3.182	(2.69)

Total from Investment Operations	1.598	3.533	(2.68)

Distributions

Dividends from Net Investment Income	(.038)	(.323)	—

Distributions from Realized Capital Gains	—	—	—

Total Distributions	(.038)	(.323)	—

Net Asset Value, End of Period	$25.49	$23.93	$20.72

Total Return[4]	6.68%	17.05%	-11.45%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$5	$2	$0.2

Ratio of Total Expenses to Average Net Assets	0.28%[5]	0.28%	0.28%[5]

Ratio of Net Investment Income to Average Net Assets	0.35%[5]	1.26%[3]	0.12%[5]

Portfolio Turnover Rate[6]	12%[5]	7%	9%

VIPER Shares

For a Share Outstanding Throughout Each Period	Six Months Ended Feb. 28, 2006	Year Ended Aug. 31, 2005	Jan. 26[1] to Aug. 31, 2004

Net Asset Value, Beginning of Period	$46.76	$40.46	$50.89

Investment Operations

Net Investment Income	.089[2]	.670[7]	.03

Net Realized and Unrealized Gain (Loss) on Investments	3.032	6.239	(10.46)

Total from Investment Operations	3.121	6.909	(10.43)

Distributions

Dividends from Net Investment Income	(.091)	(.609)	—

Distributions from Realized Capital Gains	—	—	—

Total Distributions	(.091)	(.609)	—

Net Asset Value, End of Period	$49.79	$46.76	$40.46

Total Return	6.68%	17.07%	-20.50%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$139	$51	$16

Ratio of Total Expenses to Average Net Assets	0.25%[5]	0.26%	0.28%[5]

Ratio of Net Investment Income to Average Net Assets	0.38%[5]	1.28%[7]	0.12%[5]

Portfolio Turnover Rate[6]	12%[5]	7%	9%

1	Inception.
2	Calculated based on average shares outstanding.
3	Netinvestment income per share and the ratio of net investment income to average net assets include $.284 and 1.00%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
4	Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.
5	Annualized.
6	Excludesthe value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
7	Net investment income per share and the ratio of net investment income to average net assets include $.553 and 1.00%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund

Notes to Financial Statements

Vanguard Information Technology Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard World Funds. The fund offers two classes of shares, Admiral Shares and VIPER Shares. Admiral Shares are available to any investor who meets the fund’s minimum purchase requirements. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3.     Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4.     Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of Admiral Shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2006, the fund had contributed capital of $15,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C.     Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2005, the fund had available realized losses of $222,000 to offset future net capital gains of $62,000 through August 31, 2013, and $160,000 through August 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At February 28, 2006, net unrealized appreciation of investment securities for tax purposes was $5,141,000, consisting of unrealized gains of $10,303,000 on securities that had risen in value since their purchase and $5,162,000 in unrealized losses on securities that had fallen in value since their purchase.

D.     During the six months ended February 28, 2006, the fund purchased $92,588,000 of investment securities and sold $5,761,000 of investment securities, other than temporary cash investments.

E.     Capital share transactions for each class of shares were (see table below):

	Six Months Ended February 28, 2006		Year Ended August 31, 2005
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)

Adm iral Shares

Issued	3,801	150	1,729	76

Issued in Lieu of Cash Distributions	4	—	6	—

Redeemed[1]	(629)	(26)	(14)	(1)

Net Increase (Decrease)—Admiral Shares	3,176	124	1,721	75

VIPER Shares

Issued	83,870	1,700	31,193	700

Issued in Lieu of Cash Distributions	—	—	—	—

Redeemed	—	—	—	—

Net Increase (Decrease)—VIPER Shares	83,870	1,700	31,193	700

1  Net of redemption fees of $4,000 and $0

Materials Index Fund

Fund Profile
As of February 28, 2006

Portfolio Characteristics	Fund	Target Index[1]	Broad Index[2]
Number of Stocks	119	119	2,478
Median Market Cap	$13.4B	$13.4B	$30.6B
Price/Earnings Ratio	17.4x	17.4x	18.1x
Price/Book Ratio	2.7x	2.7x	2.9x
Yield		2.0%	1.7%
Admiral Shares	2.0%
VIPER Shares	2.1%
Return on Equity	12.1%	12.1%	17.3%
Earnings Growth Rate	14.2%	14.3%	14.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	12%[3]	—	—
Expense Ratio		—	—
Admiral Shares	0.28%[3]
VIPER Shares	0.25%[3]
Short-Term Reserves	0%	—	—

Industry Diversification (% of portfolio)
Aluminum	6%
Commodity Chemicals	2
Construction Materials	5
Diversified Chemicals	24
Diversified Metals & Mining	6
Fertilizers & Agricultural Chemicals	6
Forest Products	4
Gold	5
Industrial Gases	8
Metal & Glass Containers	4
Paper Packaging	5
Paper Products	5
Precious Metals & Minerals	1
Specialty Chemicals	10
Steel	9

Ten Largest Holdings[4] (% of total net assets)
Dow Chemical Co.	9.0%
E.I. du Pont de Nemours & Co.	8.1
Alcoa Inc.	5.5
Newmont Mining Corp. (Holding Co.)	5.1
Monsanto Co.	4.9
Praxair, Inc.	3.8
Weyerhaeuser Co.	3.6
International Paper Co.	3.3
Air Products & Chemicals, Inc.	3.1
Phelps Dodge Corp.	3.0
Top Ten	49.4%

1	MSCI US IMI/Materials.
2	MSCI US IMI/2500.
3	Annualized.
4	“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Materials Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 26, 2004–February 28, 2006

[Dark Gray] - Materials Index Fund VIPER Shares Net Asset Value
[Light gray] - MSCI US IMI/Materials

Average Annual Total Returns: Periods Ended December 31, 2005
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

			Since
	Inception Date	One Year	Inception

VIPER Shares	1/26/2004

Market Price		3.60%	12.39%

Net Asset Value		3.71	12.41

Admiral Shares[2]	2/11/2004	3.67	10.48

1	Six months ended February 28, 2006.
2	Reflective of the 2% fee assessed on redemptions of shares held less than one year. Note: See Financial Highlights tables on page 70 for dividend and capital gains information.

Materials Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Shares	Market Value• ($000)
Common Stocks (100.0%)
Chemicals (49.3%)
Dow Chemical Co.	162,983	7,013
E.I. du Pont de Nemours & Co.	156,606	6,302
Monsanto Co.	45,323	3,802
Praxair, Inc.	54,457	2,940
Air Products & Chemicals, Inc.	37,465	2,404
PPG Industries, Inc.	28,530	1,730
Rohm & Haas Co.	24,289	1,208
Ecolab, Inc.	32,405	1,173
Engelhard Corp.	20,283	806
Lyondell Chemical Co.	37,542	785
Ashland, Inc.	11,322	739
Sigma-Aldrich Corp.	11,304	728
Eastman Chemical Co.	13,648	673
Lubrizol Corp.	11,387	493
International Flavors & Fragrances, Inc.	13,367	463
Chemtura Corp.	39,073	433
Valspar Corp.	16,183	428
Airgas, Inc.	11,582	421
Scotts Miracle-Gro Co.	7,856	376
* FMC Corp.	6,156	374
Cabot Corp.	9,826	364
* The Mosaic Co.	22,363	356
RPM International, Inc.	19,697	355
Cytec Industries, Inc.	6,554	350
* Huntsman Corp.	14,767	301
Celanese Corp. Series A	13,284	284
Albemarle Corp.	6,637	282
Olin Corp.	11,935	251
* Nalco Holding Co.	13,092	229
* Hercules, Inc.	17,947	213
H.B. Fuller Co.	4,841	197
Minerals Technologies, Inc.	3,346	179
Georgia Gulf Corp.	5,384	155
* Symyx Technologies, Inc.	5,253	152
Ferro Corp.	7,029	141
MacDermid, Inc.	4,608	136
Sensient Technologies Corp.	7,538	135
Spartech Corp.	5,361	130
* PolyOne Corp.	13,864	121
A. Schulman Inc.	5,109	120
* W.R. Grace & Co.	11,201	114
* Terra Industries, Inc.	15,361	109
Arch Chemicals, Inc.	3,720	105
* OM Group, Inc.	4,668	99
Westlake Chemical Corp.	2,140	73
Calgon Carbon Corp.	6,527	51
Wellman, Inc.	5,927	37
NL Industries, Inc.	1,757	23
Construction Materials (5.2%)		38,353
Vulcan Materials Co.	17,215	1,360
Martin Marietta Materials, Inc.	7,798	760
Florida Rock Industries, Inc.	8,216	473
Lafarge North America Inc.	5,441	451
Eagle Materials, Inc.	4,872	264
* Headwaters Inc.	6,988	259
Texas Industries, Inc.	3,851	234
Eagle Materials, Inc. Class B	4,209	226
Containers & Packaging (8.5%)		4,027
* Sealed Air Corp.	14,067	800
Temple-Inland Inc.	17,967	767
Ball Corp.	17,390	741
* Pactiv Corp.	25,024	574
* Smurfit-Stone Container Corp.	42,585	559
Sonoco Products Co.	15,736	515
Bemis Co., Inc.	17,038	511
* Crown Holdings, Inc.	27,839	509
* Owens-Illinois, Inc.	25,748	483
Packaging Corp. of America	13,855	316
AptarGroup Inc.	5,817	309
Silgan Holdings, Inc.	3,988	157
Greif Inc. Class A	1,933	112
Myers Industries, Inc.	4,226	68
Rock-Tenn Co.	4,717	62
* Caraustar Industries, Inc.	4,725	48
Chesapeake Corp. of Virginia	3,214	42
* Graphic Packaging Corp.	16,203	42
Metals & Mining (27.1%)		6,615
Alcoa Inc.	146,976	4,309
Newmont Mining Corp. (Holding Co.)	75,423	3,991
Phelps Dodge Corp.	17,173	2,370
Nucor Corp.	26,298	2,263
Freeport-McMoRan Copper & Gold, Inc. Class B	31,235	1,581
United States Steel Corp.	19,128	1,042
Allegheny Technologies Inc.	14,031	709
Reliance Steel & Aluminum Co.	4,776	393
Commercial Metals Co.	8,264	374
Carpenter Technology Corp.	3,822	319
Cleveland-Cliffs Inc.	3,686	317
Steel Dynamics, Inc.	6,083	280
Quanex Corp.	4,383	272
* Coeur d'Alene Mines Corp.	41,986	233
* Titanium Metals Corp.	5,632	231
Worthington Industries, Inc.	11,798	231
* Oregon Steel Mills, Inc.	5,928	225
* AK Steel Corp.	17,485	194
* Aleris International Inc.	4,379	188
* Apex Silver Mines Ltd.	7,706	178
* Chaparral Steel Co.	3,768	173
* RTI International Metals, Inc.	3,765	158
* Century Aluminum Co.	3,687	131
Compass Minerals International	5,040	126
Schnitzer Steel Industries, Inc. Class A	3,690	115
Royal Gold, Inc.	3,353	105
Metal Management, Inc.	3,734	105
Gibraltar Industries Inc.	4,090	104
AMCOL International Corp.	3,664	101
Ryerson Tull, Inc.	3,957	100
* Hecla Mining Co.	19,577	97
* Stillwater Mining Co.	6,725	87
Oil, Gas & Consumable Fuels (0.2%)		21,102
* Alpha Natural Resources, Inc.	8,688	186

Paper & Forest Products (9.6%)
Weyerhaeuser Co.	40,982	2,799
International Paper Co.	78,563	2,575
MeadWestvaco Corp.	30,784	856
Louisiana-Pacific Corp.	17,673	502
Bowater Inc.	9,316	242
Glatfelter	6,194	102

Materials Index Fund

	Shares	Market Value• ($000)
Wausau Paper Corp.	7,760	101
Deltic Timber Corp.	1,681	88
Neenah Paper Inc.	2,431	74
Schweitzer-Mauduit International, Inc.	2,311	59
* Buckeye Technology, Inc.	6,031	53
Trading Companies & Distributors (0.1%)		7,451
UAP Holding Corp.	4,619	101

Total Investments (Cost $74,160)		77,835
Other Assets and Liabilities (0.0%)
Other Assets—Note B		734
Liabilities		(729)
		5
Net Assets (100%)		77,840

At February 28, 2006, net assets consisted of:1

Amount ($000)

Paid-in Capital	74,801

Undistributed Net Investment Income	242

Accumulated Net Realized Losses	(878)

Unrealized Appreciation	3,675

Net Assets	77,840

Admiral Shares—Net Assets

Applicable to 282,535 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	8,994

Net Asset Value Per Share—
Admiral Shares	$31.83

VIPER Shares—Net Assets

Applicable to 1,100,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	68,846

Net Asset Value Per Share—
VIPER Shares	$62.59

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Materials Index Fund

Statement of Operations

Six Months Ended Feb. 28, 2006
($000)

Investment Income

Income

Dividends	797

Interest[1]	1

Total Income	798

Expenses

The Vanguard Group—Note B

Investment Advisory Services	6

Management and Administrative

Admiral Shares	8

VIPER Shares	51

Marketing and Distribution

Admiral Shares	1

VIPER Shares	9

Custodian Fees	3

Shareholders' Reports

Admiral Shares	1

VIPER Shares	1

Total Expenses	80

Net Investment Income	718

Realized Net Gain (Loss) on
Investment Securities Sold	(435)

Change in Unrealized Appreciation
(Depreciation) of Investment Securities	7,893

Net Increase (Decrease) in Net Assets
Resulting from Operations	8,176

Statement of Changes in Net Assets

	Six Months Ended Feb. 28, 2006 ($000)	Year Ended Aug. 31, 2005 ($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	718	694

Realized Net Gain (Loss)	(435)	4,347

Change in Unrealized Appreciation (Depreciation)	7,893	(5,049)

Net Increase (Decrease) in Net Assets Resulting from Operations	8,176	(8)

Distributions

Net Investment Income

Admiral Shares	(135)	(11)

VIPER Shares	(871)	(390)

Realized Capital Gain

Admiral Shares	—	—

VIPER Shares	—	—

Total Distributions	(1,006)	(401)

Capital Share Transactions—Note E

Admiral Shares	1,213	6,678

VIPER Shares	12,494	29,307

Net Increase (Decrease) from Capital Share Transactions	13,707	35,985

Total Increase (Decrease)	20,877	35,576

Net Assets

Beginning of Period	56,963	21,387

End of Period[2]	77,840	56,963

1	Interest income from an affiliated company of the fund was $1,000.
2	Including undistributed net investment income of $242,000 and $530,000.

Materials Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding Throughout Each Period	Six Months Ended Feb. 28, 2006	Year Ended Aug. 31, 2005	Feb. 11[1] to Aug. 31, 2004

Net Asset Value, Beginning of Period	$28.34	$26.53	$26.14

Investment Operations

Net Investment Income	.325	.48	.24

Net Realized and Unrealized Gain (Loss) on Investments	3.660	1.83	.15

Total from Investment Operations	3.985	2.31	.39

Distributions

Dividends from Net Investment Income	(.495)	(.50)	—

Distributions from Realized Capital Gains	—	—	—

Total Distributions	(.495)	(.50)	—

Net Asset Value, End of Period	$31.83	$28.34	$26.53

Total Return[2]	14.14%	8.61%	1.49%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$9	$7	$1

Ratio of Total Expenses to Average Net Assets	0.28%[3]	0.28%	0.28%[3]

Ratio of Net Investment Income to Average Net Assets	2.25%[3]	1.81%	1.93%[3]

Portfolio Turnover Rate[4]	12%[3]	12%	8%

VIPER Shares

For a Share Outstanding Throughout Each Period	Six Months Ended Feb. 28, 2006	Year Ended Aug. 31, 2005	Jan. 26[1] to Aug. 31, 2004

Net Asset Value, Beginning of Period	$55.70	$52.13	$49.48

Investment Operations

Net Investment Income	.645	.915	.58

Net Realized and Unrealized Gain (Loss) on Investments	7.213	3.630	2.07

Total from Investment Operations	7.858	4.545	2.65

Distributions

Dividends from Net Investment Income	(.968)	(.975)	—

Distributions from Realized Capital Gains	—	—	—

Total Distributions	(.968)	(.975)	—

Net Asset Value, End of Period	$62.59	$55.70	$52.13

Total Return	14.17%	8.62%	5.36%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$69	$50	$21

Ratio of Total Expenses to Average Net Assets	0.25%[3]	0.26%	0.28%[3]

Ratio of Net Investment Income to Average Net Assets	2.28%[3]	1.83%	1.93%[3]

Portfolio Turnover Rate[4]	12%[3]	12%	8%

1	Inception.
2	Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund

Notes to Financial Statements

Vanguard Materials Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard World Funds. The fund offers two classes of shares, Admiral Shares and VIPER Shares. Admiral Shares are available to any investor who meets the fund’s minimum purchase requirements. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income Accordingly, no provision for federal income taxes is required in the financial statements.

3.     Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4.     Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of Admiral Shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2006, the fund had contributed capital of $8,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C.     Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended February 28, 2006, the fund realized $440,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

At February 28, 2006, net unrealized appreciation of investment securities for tax purposes was $3,675,000, consisting of unrealized gains of $6,918,000 on securities that had risen in value since their purchase and $3,243,000 in unrealized losses on securities that had fallen in value since their purchase.

D.     During the six months ended February 28, 2006, the fund purchased $22,179,000 of investment securities and sold $8,787,000 of investment securities, other than temporary cash investments.

E.     Capital share transactions for each class of shares were (see table below):

	Six Months Ended February 28, 2006		Year Ended August 31, 2005
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)

Admiral Shares

Issued	1,417	48	6,863	228

Issued in Lieu of Cash Distributions	125	4	11	—

Redeemed[1]	(329)	(11)	(196)	(7)

Net Increase (Decrease)—Admiral Shares	1,213	41	6,678	221

VIPER Shares

Issued	18,479	300	63,127	1,100

Issued in Lieu of Cash Distributions	—	—	—	—

Redeemed	(5,985)	(100)	(33,820)	(600)

Net Increase (Decrease)—VIPER Shares	12,494	200	29,307	500

1  Net of redemption fees of $0 and $4,000.

Telecommunication Services Index Fund

Fund Profile
As of February 28, 2006

Portfolio Characteristics	Fund	Target Index[1]	Broad Index[2]
Number of Stocks	44	44	2,478
Median Market Cap	$24.2B	$69.8B	$30.6B
Price/Earnings Ratio	24.8x	19.0x	18.1x
Price/Book Ratio	2.5x	2.2x	2.9x
Yield		3.2%	1.7%
Admiral Shares	2.5%
VIPER Shares	2.5%
Return on Equity	8.1%	11.4%	17.3%
Earnings Growth Rate	-0.8%	-2.9%	14.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	44%[3]	—	—
Expense Ratio		—	—
Admiral Shares	0.28%[3]
VIPER Shares	0.25%[3]
Short-Term Reserves	0%	—	—

Industry Diversification (% of portfolio)
Alternative Carriers	7%
Integrated Telecommunication Services	56
Wireless Telecommunication Services	37

Ten Largest Holdings[4] (% of total net assets)
AT&T Inc.	17.6%
Verizon Communications Inc.	15.5
Sprint Nextel Corp.	8.3
BellSouth Corp.	5.9
Alltel Corp.	4.5
American Tower Corp. Class A	3.9
Qwest Communications International Inc.	3.2
NII Holdings Inc.	2.4
Crown Castle International Corp.	2.4
Citizens Communications Co.	1.9
Top Ten	65.6%

1	MSCI US IMI/Telecommunication Services.
2	MSCI US IMI/2500.
3	Annualized.
4	“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Telecommunication Services Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 23, 2004–February 28, 2006

[Dark Gray] - Telecommunication Services Index Fund VIPER Shares Net Asset Value
[Light Gray] - MSCI US IMI/TelecommunicationServices

Average Annual Total Returns: Periods Ended December 31, 2005
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

			Since
	Inception Date	One Year	Inception

VIPER Shares	9/23/2004

Market Price		1.90%	10.79%

Net Asset Value		1.92	10.82

Admiral Shares	3/11/2005	—	6.55

Fee-Adjusted Returns[2]		—	4.48

1	Six months ended February 28, 2006.
2	Reflective of the 2% fee assessed on redemptions of shares held less than one year. Note: See Financial Highlights tables on page 76 for dividend and capital gains information.

Telecommunication Services Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Shares	Market Value• ($000)
Common Stocks (99.9%)
Diversified Telecommunication Services (62.9%)
Alternative Carriers (7.3%)
* Level 3 Communications, Inc.	150,030	510
PanAmSat Holding Corp.	17,386	437
* Time Warner Telecom Inc.	31,355	396
* Broadwing Corp.	40,153	360
* Premiere Global Services, Inc.	42,637	350
New Skies Satellites Holdings Ltd.	15,505	342
* Cogent Communications Group, Inc.	44,620	319
Integrated Telecommunication Services (55.6%)
AT&T Inc.	238,136	6,570
Verizon Communications Inc.	171,807	5,790
BellSouth Corp.	70,002	2,211
* Qwest Communications International Inc.	187,577	1,186
Citizens Communications Co.	52,653	703
CenturyTel, Inc.	19,463	700
* NeuStar, Inc. Class A	13,966	402
* Cincinnati Bell Inc.	97,098	397
Valor Communications Group, Inc.	29,163	360
FairPoint Communications, Inc.	25,596	360
Commonwealth Telephone Enterprises, Inc.	10,980	355
Surewest Communications	13,290	336
* General Communication, Inc.	29,474	332
North Pittsburgh Systems, Inc.	16,264	331
Iowa Telecommunications Services Inc.	18,017	319
* IDT Corp. Class B	23,151	275
* IDT Corp.	6,872	81
Wireless Telecommunication Services (37.0%)		23,422
Sprint Nextel Corp.	128,499	3,088
Alltel Corp.	26,764	1,690
* American Tower Corp. Class A	45,638	1,453
* NII Holdings Inc.	17,608	902
* Crown Castle International Corp.	28,502	894
* Nextel Partners, Inc.	24,142	677
* Leap Wireless International, Inc.	11,309	476
* SBA Communications Corp.	19,973	449
* Price Communications Corp.	23,413	392
* Dobson Communications Corp.	53,922	390
* U.S. Cellular Corp.	7,061	388
USA Mobility, Inc.	12,853	370
* UbiquiTel Inc.	37,834	370
* @ Road, Inc.	64,600	333
Telephone & Data Systems, Inc.	8,739	327
* Wireless Facilities, Inc.	71,116	320
* Syniverse Holdings Inc.	22,279	319
Telephone & Data Systems, Inc.--Special Common Shares	8,862	318
Centennial Communications Corp. Class A	41,747	317
* InPhonic, Inc.	55,743	313
		13,786
Total Common Stocks (Cost $35,645)		37,208
Temporary Cash Investment (0.0%)
[1] Vanguard Market Liquidity Fund, 4.511% (Cost $2)	2,293	2
Total Investments (99.9%) (Cost $35,647)		37,210
Other Assets and Liabilities (0.1%)
Receivables for Investment Securities Sold		1,021
Other Assets--Note B		17
Payables for Investment Securities Purchased		(967)
Other Liabilities		(22)
		49
Net Assets (100%)		37,259

At February 28, 2006, net assets consisted of:2

Amount ($000)

Paid-in Capital	35,701

Undistributed Net Investment Income	216

Accumulated Net Realized Losses	(221)

Unrealized Appreciation	1,563

Net Assets	37,259

Admiral Shares—Net Assets

Applicable to 47,912 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,456

Net Asset Value Per Share—
Admiral Shares	$30.38

VIPER Shares—Net Assets

Applicable to 600,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	35,803

Net Asset Value Per Share—
VIPER Shares	$59.67

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Telecommunication Services Index Fund

Statement of Operations

Six Months Ended Feb. 28, 2006
($000)

Investment Income

Income

Dividends	522

Interest[1]	2

Total Income	524

Expenses

The Vanguard Group—Note B

Investment Advisory Services	3

Management and Administrative

Admiral Shares	2

VIPER Shares	23

Marketing and Distribution

Admiral Shares	—

VIPER Shares	—

Custodian Fees	2

Total Expenses	30

Net Investment Income	494

Realized Net Gain (Loss) on
Investment Securities Sold	1,454

Change in Unrealized Appreciation
(Depreciation) of Investment Securities	1,097

Net Increase (Decrease) in Net Assets
Resulting from Operations	3,045

Statement of Changes in Net Assets

	Six Months Ended Feb. 28, 2006 ($000)	Sept. 23, 2004[2] to August 31, 2005 ($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	494	496

Realized Net Gain (Loss)	1,454	2,602

Change in Unrealized Appreciation (Depreciation)	1,097	466

Net Increase (Decrease) in Net Assets Resulting from Operations	3,045	3,564

Distributions

Net Investment Income

Admiral Shares	(28)	—

VIPER Shares	(623)	(123)

Realized Capital Gain

Admiral Shares	—	—

VIPER Shares	—	—

Total Distributions	(651)	(123)

Capital Share Transactions—Note E

Admiral Shares	551	783

VIPER Shares	16,900	13,190

Net Increase (Decrease) from Capital Share Transactions	17,451	13,973

Total Increase (Decrease)	19,845	17,414

Net Assets

Beginning of Period	17,414	—

End of Period[3]	37,259	17,414

1	Interest income from an affiliated company of the fund was $2,000.
2	Inception.
3	Including undistributed net investment income of $216,000 and $373,000.

Telecommunication Services Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding Throughout Each Period	Six Months Ended Feb. 28, 2006	Mar. 11[1] to Aug. 31, 2005

Net Asset Value, Beginning of Period	$28.18	$26.75

Investment Operations

Net Investment Income	.629[2,3]	.34[2]

Net Realized and Unrealized Gain (Loss) on Investments	2.363	1.09

Total from Investment Operations	2.992	1.43

Distributions

Dividends from Net Investment Income	(.792)	—

Distributions from Realized Capital Gains	—	—

Total Distributions	(.792)	—

Net Asset Value, End of Period	$30.38	$28.18

Total Return[4]	10.85%	5.35%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$1	$1

Ratio of Total Expenses to Average Net Assets	0.28%[5]	0.28%[5]

Ratio of Net Investment Income to Average Net Assets	3.70%[3,5]	2.70%[5]

Portfolio Turnover Rate[6]	44%[5]	41%

Viper Shares

For a Share Outstanding Throughout Each Period	Six Months Ended Feb. 28, 2006	Sept. 23, 2004[1] to Aug. 31, 2005

Net Asset Value, Beginning of Period	$55.35	$49.50

Investment Operations

Net Investment Income	1.176[2,7]	1.30(2)

Net Realized and Unrealized Gain (Loss) on Investments	4.701	4.96

Total from Investment Operations	5.877	6.26

Distributions

Dividends from Net Investment Income	(1.557)	(.41)

Distributions from Realized Capital Gains	—	—

Total Distributions	(1.557)	(.41)

Net Asset Value, End of Period	$59.67	$55.35

Total Return	10.85%	12.65%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$36	$17

Ratio of Total Expenses to Average Net Assets	0.25%[5]	0.26%[5]

Ratio of Net Investment Income to Average Net Assets	3.73%[5,7]	2.72%[5]

Portfolio Turnover Rate[6]	44%[5]	41%

1	Inception.
2	Calculated based on average shares outstanding.
3	Net investment income per share and the ratio of net investment income to average net assets include $0.112 and 0.38%, respectively, resulting from a special dividend from MCI in December 2005.
4	Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.
5	Annualized.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
7	Net investment income per share and the ratio of net investment income to average net assets include $0.219 and 0.38%, respectively, resulting from a special dividend from MCI in December 2005.
See accompanying Notes, which are an integral part of the Financial Statements.

Telecommunication Services Index Fund

Notes to Financial Statements

Vanguard Telecommunication Services Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard World Funds. The fund offers two classes of shares, Admiral Shares and VIPER Shares. Admiral Shares are available to any investor who meets the fund’s minimum purchase requirements. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3.     Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4.     Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of Admiral Shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2006, the fund had contributed capital of $3,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.003% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C.     Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended February 28, 2006, the fund realized $1,652,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

At February 28, 2006, net unrealized appreciation of investment securities for tax purposes was $1,563,000, consisting of unrealized gains of $2,510,000 on securities that had risen in value since their purchase and $947,000 in unrealized losses on securities that had fallen in value since their purchase.

D.     During the six months ended February 28, 2006, the fund purchased $34,133,000 of investment securities and sold $16,509,000 of investment securities, other than temporary cash investments.

E.     Capital share transactions for each class of shares were (see table below):

	Six Months Ended February 28, 2006		September 23, 2004[1] to August 31, 2005
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)

Admiral Shares

Issued	523	18	783	29

Issued in Lieu of Cash Distributions	28	1	—	—

Redeemed	—	—	—	—

Net Increase (Decrease)—Admiral Shares	551	19	783	29

VIPER Shares

Issued	28,232	500	40,420	800

Issued in Lieu of Cash Distributions	—	—	—	—

Redeemed	(11,332)	(200)	(27,230)	(500)

Net Increase (Decrease)—VIPER Shares	16,900	300	13,190	300

Utilities Index Fund

Fund Profile
As of February 28, 2006

Portfolio Characteristics	Fund	Target Index[1]	Broad Index[2]
Number of Stocks	88	88	2,478
Median Market Cap	$12.3B	$12.3B	$30.6B
Price/Earnings Ratio	17.7x	17.7x	18.1x
Price/Book Ratio	2.1x	2.1x	2.9x
Yield		3.4%	1.7%
Admiral Shares	3.2%
VIPER Shares	3.2%
Return on Equity	13.4%	13.4%	17.3%
Earnings Growth Rate	3.4%	3.5%	14.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	4%[3]	—	—
Expense Ratio		—	—
Admiral Shares	0.28%[3]
VIPER Shares	0.25%[3]
Short-Term Reserves	1%	—	—

Industry Diversification (% of portfolio)
Electric Utilities	42%
Gas Utilities	8
Independent Power Producers & Energy Traders	15
Multi-Utilities	33
Water Utilities	1
Short-Term Reserves	1%

Ten Largest Holdings[4] (% of total net assets)
Exelon Corp.	7.6%
Duke Energy Corp.	5.2
Dominion Resources, Inc.	5.2
Southern Co.	5.0
TXU Corp.	4.7
FirstEnergy Corp.	3.3
Public Service Enterprise Group, Inc.	3.3
FPL Group, Inc.	3.1
Entergy Corp.	3.0
PG&E Corp.	2.9
Top Ten	43.3%

1	MSCI US IMI/Utilities.
2	MSCI US IMI/2500.
3	Annualized.
4	“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Utilities Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 26, 2004–February 28, 2006

[Dark Gray] - Utilities Index Fund VIPER Shares Net Asset Value
[Light Gray] - MSCI US IMI/Utilities

Average Annual Total Returns: Periods Ended December 31, 2005
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

			Since
	Inception Date	One Year	Inception

VIPER Shares	1/26/2004

Market Price		14.66%	18.47%

Net Asset Value		14.75	18.48

Admiral Shares[2]	4/28/2004	14.72	21.28

1	Six months ended February 28, 2006.
2	Reflective of the 2% fee assessed on redemptions of shares held less than one year. Note: See Financial Highlights tables on page 83 for dividend and capital gains information.

Utilities Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Shares	Market Value• ($000)
Common Stocks (99.9%)
Electric Utilities (42.2%)
Exelon Corp.	218,603	12,484
Southern Co.	242,937	8,267
FirstEnergy Corp.	108,066	5,520
FPL Group, Inc.	122,900	5,153
Entergy Corp.	67,980	4,929
American Electric Power Co., Inc.	128,986	4,708
Edison International	101,411	4,499
PPL Corp.	124,524	3,960
Progress Energy, Inc.	78,311	3,475
Cinergy Corp.	62,077	2,736
* Allegheny Energy, Inc.	53,401	1,910
Pepco Holdings, Inc.	62,071	1,475
Pinnacle West Capital Corp.	32,408	1,330
DPL Inc.	41,787	1,125
* Reliant Energy, Inc.	99,830	1,014
Northeast Utilities	48,099	944
* Sierra Pacific Resources	59,956	854
Hawaiian Electric Industries Inc.	26,561	710
Great Plains Energy, Inc.	24,498	696
Westar Energy, Inc.	28,460	612
IDACORP, Inc.	13,867	457
Duquesne Light Holdings, Inc.	25,526	443
ALLETE, Inc.	9,366	437
Cleco Corp.	16,287	366
UniSource Energy Corp.	11,393	346
* El Paso Electric Co.	15,736	322
Otter Tail Corp.	9,140	285
UIL Holdings Corp.	4,538	233
MGE Energy, Inc.	6,652	223
Empire District Electric Co.	8,479	188
Gas Utilities (7.8%)		69,701
Questar Corp.	27,904	2,044
Equitable Resources, Inc.	37,626	1,368
ONEOK, Inc.	30,298	927
AGL Resources Inc.	24,125	866
National Fuel Gas Co.	26,234	849
Energen Corp.	22,848	816
UGI Corp. Holding Co.	34,299	770
* Southern Union Co.	30,928	761
Atmos Energy Corp.	26,371	696
Piedmont Natural Gas, Inc.	25,175	622
NICOR Inc.	14,489	622
WGL Holdings Inc.	15,982	492
Peoples Energy Corp.	12,519	460
New Jersey Resources Corp.	9,039	407
Southwest Gas Corp.	12,824	366
Northwest Natural Gas Co.	9,053	310
South Jersey Industries, Inc.	9,410	269
The Laclede Group, Inc.	6,534	220
Independent Power Producers & Energy Traders (15.7%)		12,865
Duke Energy Corp.	303,901	8,631
TXU Corp.	149,437	7,829
* AES Corp.	203,306	3,517
Constellation Energy Group, Inc.	58,478	3,435
* NRG Energy, Inc.	33,706	1,458
* Dynegy, Inc.	94,652	512
Black Hills Corp.	10,316	357
Ormat Technologies Inc.	2,554	98
Multi-Utilities (33.1%)		25,837
Dominion Resources, Inc.	113,779	8,545
Public Service Enterprise Group, Inc.	78,402	5,440
PG&E Corp.	124,322	4,730
Consolidated Edison Inc.	80,259	3,682
Sempra Energy	75,810	3,627
Ameren Corp.	66,929	3,391
DTE Energy Co.	58,265	2,523
Xcel Energy, Inc.	132,152	2,453
KeySpan Corp.	57,187	2,330
NiSource, Inc.	89,413	1,836
Wisconsin Energy Corp.	38,388	1,569
SCANA Corp.	35,637	1,453
Alliant Energy Corp.	38,219	1,265
MDU Resources Group, Inc.	35,364	1,247
Energy East Corp.	48,406	1,213
CenterPoint Energy Inc.	91,421	1,186
TECO Energy, Inc.	68,209	1,164
NSTAR	35,050	1,029
* CMS Energy Corp.	71,955	1,013
OGE Energy Corp.	29,634	852
Puget Energy, Inc.	37,836	816
WPS Resources Corp.	13,126	690
Vectren Corp.	24,974	658
PNM Resources Inc.	21,434	531
* Aquila, Inc.	122,515	478
NorthWestern Corp.	11,704	380
Avista Corp.	15,781	309
CH Energy Group, Inc.	5,120	251
Water Utilities (1.1%)		54,661
Aqua America, Inc.	42,063	1,209
California Water Service Group	5,704	250
American States Water Co.	5,478	189
SJW Corp.	2,209	113
		1,761
Total Common Stocks (Cost $153,662)		164,825
Temporary Cash Investment (0.6%)
[1] Vanguard Market Liquidity Fund, 4.511% (Cost $954)	954,030	954
Total Investments (100.5%) (Cost $154,616)		165,779
Other Assets and Liabilities (-0.5%)
Other Assets—Note B		1,299
Liabilities		(2,156)
		(857)
Net Assets (100%)		164,922

Utilities Index Fund

At February 28, 2006, net assets consisted of:2

Amount ($000)

Paid-in Capital	153,749

Undistributed Net Investment Income	815

Accumulated Net Realized Losses	(805)

Unrealized Appreciation	11,163

Net Assets	164,922

Admiral Shares—Net Assets

Applicable to 1,446,826 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	49,067

Net Asset Value Per Share—
Admiral Shares	$33.91

VIPER Shares—Net Assets

Applicable to 1,714,500 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	115,855

Net Asset Value Per Share—
VIPER Shares	$67.57

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Utilities Index Fund

Statement of Operations

Six Months Ended Feb. 28, 2006
($000)

Investment Income

Income

Dividends	2,432

Interest[1]	5

Security Lending	5

Total Income	2,442

Expenses

The Vanguard Group—Note B

Investment Advisory Services	10

Management and Administrative

Admiral Shares	31

VIPER Shares	78

Marketing and Distribution

Admiral Shares	3

VIPER Shares	17

Custodian Fees	35
Shareholders' Reports

Admiral Shares	9

VIPER Shares	4

Total Expenses	187

Net Investment Income	2,255

Realized Net Gain (Loss) on
Investment Securities Sold	(715)

Change in Unrealized Appreciation
(Depreciation) of Investment Securities	(545)

Net Increase (Decrease) in Net Assets
Resulting from Operations	995

Statement of Changes in Net Assets

	Six Months Ended Feb. 28, 2006 ($000)	Year Ended Aug. 31, 2005 ($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	2,255	2,117

Realized Net Gain (Loss)	(715)	4,948

Change in Unrealized Appreciation (Depreciation)	(545)	9,476

Net Increase (Decrease) in Net Assets Resulting from Operations	995	16,541

Distributions

Net Investment Income

Admiral Shares	(560)	(121)

VIPER Shares	(1,494)	(2,283)

Realized Capital Gain

Admiral Shares	—	—

VIPER Shares	—	—

Total Distributions	(2,054)	(2,404)

Capital Share Transactions—Note E

Admiral Shares	19,618	27,773

VIPER Shares	21,846	39,518

Net Increase (Decrease) from Capital Share Transactions	41,464	67,291

Total Increase (Decrease)	40,405	81,428

Net Assets

Beginning of Period	124,517	43,089

End of Period[2]	164,922	124,517

1	Interest income from an affiliated company of the fund was $5,000.
2	Including undistributed net investment income of $815,000 and $614,000.

Utilities Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding Throughout Each Period	Six Months Ended Feb. 28, 2006	Year Ended Aug. 31, 2005	Apr. 28[1] to Aug. 31, 2004

Net Asset Value, Beginning of Period	$34.03	$26.70	$25.03

Investment Operations

Net Investment Income	.512[2]	.972[2]	.36

Net Realized and Unrealized Gain (Loss) on Investments	(.154)	7.623	1.31

Total from Investment Operations	.358	8.595	1.67

Distributions

Dividends from Net Investment Income	(.478)	(1.265)	—

Distributions from Realized Capital Gains	—	—	—

Total Distributions	(.478)	(1.265)	—

Net Asset Value, End of Period	$33.91	$34.03	$26.70

Total Return[3]	1.08%	32.87%	6.67%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$49	$30	$1

Ratio of Total Expenses to Average Net Assets	0.28%[4]	0.28%	0.28%[4]

Ratio of Net Investment Income to Average Net Assets	3.09%[4]	3.34%	3.82%[4]

Portfolio Turnover Rate[5]	4%[4]	7%	7%

VIPER Shares

For a Share Outstanding Throughout Each Period	Six Months Ended Feb. 28, 2006	Year Ended Aug. 31, 2005	Jan. 26[1] to Aug. 31, 2004

Net Asset Value, Beginning of Period	$67.80	$53.14	$49.64

Investment Operations

Net Investment Income	1.022(2)	2.036(2)	1.11

Net Realized and Unrealized Gain (Loss) on Investments	(.297)	15.115	2.39

Total from Investment Operations	.725	17.151	3.50

Distributions

Dividends from Net Investment Income	(.955)	(2.491)	—

Distributions from Realized Capital Gains	—	—	—

Total Distributions	(.955)	(2.491)	—

Net Asset Value, End of Period	$67.57	$67.80	$53.14

Total Return	1.09%	32.93%	7.05%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$116	$95	$43

Ratio of Total Expenses to Average Net Assets	0.25%[4]	0.26%	0.28%[4]

Ratio of Net Investment Income to Average Net Assets	3.12%[4]	3.36%	3.82%[4]

Portfolio Turnover Rate[5]	4%[4]	7%	7%

1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund

Notes to Financial Statements

Vanguard Utilities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard World Funds. The fund offers two classes of shares, Admiral Shares and VIPER Shares. Admiral Shares are available to any investor who meets the fund’s minimum purchase requirements. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3.     Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4.     Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5.     Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of Admiral Shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2006, the fund had contributed capital of $18,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C.     Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2005, the fund had available realized losses of $69,000 to offset future net capital gains of $62,000 through August 31, 2013, and $7,000 through August 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At February 28, 2006, net unrealized appreciation of investment securities for tax purposes was $11,163,000, consisting of unrealized gains of $12,409,000 on securities that had risen in value since their purchase and $1,246,000 in unrealized losses on securities that had fallen in value since their purchase.

D.     During the six months ended February 28, 2006, the fund purchased $45,184,000 of investment securities and sold $3,243,000 of investment securities, other than temporary cash investments.

E.     Capital share transactions for each class of shares were (see table below):

	Six Months Ended February 28, 2006		Year Ended August 31, 2005
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)

Admiral Shares

Issued	24,840	738	28,295	864

Issued in Lieu of Cash Distributions	501	15	112	4

Redeemed[1]	(5,723)	(176)	(634)	(20)

Net Increase (Decrease)—Admiral Shares	19,618	577	27,773	848

VIPER Shares

Issued	21,846	315	64,154	1,000

Issued in Lieu of Cash Distributions	—	—	—	—

Redeemed	—	—	(24,636)	(400)

Net Increase (Decrease)—VIPER Shares	21,846	315	39,518	600

1  Net of redemption fees of $85,000 and $12,000.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples on this page are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The adjacent table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only; they do not include the 2% fee assessed on redemptions of Admiral Shares held for less than one year. If the fee were applied to your account, your costs would be higher. The funds do not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Based on actual fund return
Six months ended February 28, 2006

Index Fund	Share Class	Beginning Account Value 8/31/2005	Ending Account Value 2/28/2006	Expenses Paid During Period[1]

Consumer Discretionary	Admiral	$1,000.00	$1,008.65	$1.39
	VIPER	1,000.00	1,008.82	1.25

Consumer Staples	Admiral	$1,000.00	$1,026.53	$1.41
	VIPER	1,000.00	1,026.64	1.26

Energy	Admiral	$1,000.00	$1,040.37	$1.42
	VIPER	1,000.00	1,040.74	1.26

Financials	Admiral	$1,000.00	$1,115.29	$1.47
	VIPER	1,000.00	1,115.55	1.31

Health Care	Admiral	$1,000.00	$1,039.33	$1.42
	VIPER	1,000.00	1,039.59	1.26

Industrials	VIPER	$1,000.00	$1,117.85	$1.31

Information Technology	Admiral	$1,000.00	$1,066.80	$1.43
	VIPER	1,000.00	1,066.76	1.28

Materials	Admiral	$1,000.00	$1,141.44	$1.49
	VIPER	1,000.00	1,141.74	1.33

Telecommunication Services	Admiral	$1,000.00	$1,108.53	$1.46
	VIPER	1,000.00	1,108.47	1.31

Utilities	Admiral	$1,000.00	$1,010.78	$1.40
	VIPER	1,000.00	1,010.88	1.25

Based on hypothetical 5% yearly return
Six months ended February 28, 2006

Index Fund	Share Class	Beginning Account Value 8/31/2005	Ending Account Value 2/28/2006	Expenses Paid During Period[1]

Consumer Discretionary	Admiral	$1,000.00	$1,023.41	$1.40
	VIPER	1,000.00	1,023.55	1.25

Consumer Staples	Admiral	$1,000.00	$1,023.41	$1.40
	VIPER	1,000.00	1,023.55	1.25

Energy	Admiral	$1,000.00	$1,023.41	$1.40
	VIPER	1,000.00	1,023.55	1.25

Financials	Admiral	$1,000.00	$1,023.41	$1.40
	VIPER	1,000.00	1,023.55	1.25

Health Care	Admiral	$1,000.00	$1,023.41	$1.40
	VIPER	1,000.00	1,023.55	1.25

Industrials	VIPER	$1,000.00	$1,023.55	$1.25

Information Technology	Admiral	$1,000.00	$1,023.41	$1.40
	VIPER	1,000.00	1,023.55	1.25

Materials	Admiral	$1,000.00	$1,023.41	$1.40
	VIPER	1,000.00	1,023.55	1.25

Telecommunication Services	Admiral	$1,000.00	$1,023.41	$1.40
	VIPER	1,000.00	1,023.55	1.25

Utilities	Admiral	$1,000.00	$1,023.41	$1.40
	VIPER	1,000.00	1,023.55	1.25

1	The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: 0.28% for the Consumer Discretionary Index Fund Admiral Shares and 0.25% for the VIPER Shares; 0.28% for the Consumer Staples Index Fund Admiral Shares and 0.25% for the VIPER Shares; 0.28% for the Energy Index Fund Admiral Shares and 0.25% for the VIPER Shares; 0.28% for the Financials Index Fund Admiral Shares and 0.25% for the VIPER Shares; 0.28% for the Health Care Index Fund Admiral Shares and 0.25% for the VIPER Shares; 0.25% for the Industrials Index VIPER Shares; 0.28% for the Information Technology Index Fund Admiral Shares and 0.25% for the VIPER Shares; 0.28% for the Materials Index Fund Admiral Shares and 0.25% for the VIPER Shares; 0.28% for the Telecommunication Services Index Fund Admiral Shares and 0.25% for the VIPER Shares; 0.28% for the Utilities Index Fund Admiral Shares and 0.25% for the VIPER Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

Earnings Growth Rate.     The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio.     The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings.     The percentage of a fund’s equity assets represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap.     An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio.     The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio.     The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity.     The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves.     The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate.     An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield.     A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954 Chairman of the Board, Chief Executive Officer, and Trustee since May 1987 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive Officer, and Director/ Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

IndependentTrustees

Charles D. Ellis
Born 1937 Trustee since January 2001 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945 Trustee since December 2001[2] 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005); Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen
Born 1950 Trustee since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/ consumer products); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952 Trustee since December 2004 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam Investment Management (1999–2001), Sanlam, Ltd. (South African insurance company) (2001–2003), Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com (investment research) (1999–2001); and Trustee of Commonfund (investment management) (1989–2001).

Alfred M. Rankin, Jr.
Born 1941 Trustee since January 1993 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson
Born 1936 Trustee since April 1985 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956 Secretary since July 2005 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group since November 1997; General Counsel of The Vanguard Group since July 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957 Treasurer since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

Vanguard Senior Management Team

R. Gregory Barton
Mortimer J. Buckley
James H. Gately
Kathleen C. Gubanich
F. William McNabb, III
Michael S. Miller
Ralph K. Packard
George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974-1996

1	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.
More information about the trustees is in the Statement of Additional Information, available from Vanguard.

P.O. Box 2600 Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard.com, Admiral, Connect with Vanguard, VIPER,
VIPERs, and the ship logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739	All other marks are the exclusive property of their respective owners.

Institutional Investor Services > 800-523-1036
The funds or securities referred to herein that are offered by
Text Telephone > 800-952-3335	The Vanguard Group and track an MSCI index are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For such funds or securities, the prospectus or the Statement of Additional Information contains
This material may be used in conjunction with the	a more detailed description of the limited relationship MSCI has
offering of shares of any Vanguard fund only if	with The Vanguard Group.
preceded or accompanied by the fund's current
prospectus
All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard's proxy voting guidelines by visiting our website, www.vanguard.com, and searching for
"proxy voting guidelines," or by calling Vanguard at 800-662-2739.
They are also available from the SEC's website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC's
Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 202-551-8090. Information about your fund is also available on the SEC's website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section,
Securities and Exchange Commission, Washington, DC 20549-0102.

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q4832 042006

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant‘s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2006

VANGUARD WORLD FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 18, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.